UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (49%)
7,500,000	FFCB, 0.47%, 9/27/16 (a)	$7,500
700,000	FFCB, 0.47%, 10/03/16 (a)	700
7,000,000	FFCB, 0.49%, 12/28/16 (a)	7,000
3,500,000	FFCB, 0.52%, 12/28/16 (a)	3,500
1,000,000	FFCB, 0.52%, 2/13/17 (a)	1,000
2,720,000	FFCB, 0.52%, 3/22/18 (a)	2,715
1,653,000	FFCB, 0.53%, 1/17/17 (a)	1,653
1,200,000	FFCB, 0.53%, 4/17/17 (a)	1,200
1,000,000	FFCB, 0.53%, 12/08/17 (a)	999
500,000	FFCB, 0.54%, 8/29/17 (a)	500
415,000	FFCB, 0.55%, 2/27/17 (a)	415
1,000,000	FFCB, 0.75%, 4/24/17	1,001
5,304,000	FFCB, 4.88%, 1/17/17	5,409
5,000,000	FHLB, 0.48%, 11/21/16 (a)	5,000
3,875,000	FHLB, 0.50%, 9/28/16	3,875
5,000,000	FHLB, 0.54%, 10/17/16 (a)	5,000
10,000,000	FHLB, 0.63%, 1/19/17 (a)	10,000
5,000,000	FHLB, 1.63%, 12/09/16	5,021
10,000,000	FHLB Disc Note, 0.01%, 8/03/16 (b)	10,000
10,000,000	FHLB Disc Note, 0.04%, 8/12/16 (b)	9,999
10,000,000	FHLB Disc Note, 0.13%, 8/18/16 (b)	9,999
5,000,000	FHLB Disc Note, 0.20%, 9/09/16 (b)	4,998
5,000,000	FHLB Disc Note, 0.22%, 9/07/16 (b)	4,998
5,000,000	FHLB Disc Note, 0.24%, 9/26/16 (b)	4,997
5,000,000	FHLB Disc Note, 0.25%, 11/09/16 (b)	4,994
5,000,000	FHLB Disc Note, 0.27%, 11/16/16 (b)	4,993
2,500,000	FHLB Disc Note, 0.29%, 10/19/16 (b)	2,498
7,500,000	FHLB Disc Note, 0.35%, 11/18/16 (b)	7,491
10,000,000	FHLB Disc Note, 0.38%, 12/12/16 (b)	9,985
1,000,000	FHLMC, 0.49%, 4/20/17 (a)	1,000
10,089,000	FHLMC, 0.50%, 1/27/17	10,087
3,305,000	FHLMC, 0.88%, 2/22/17	3,310
5,000,000	FHLMC, 1.00%, 3/08/17	5,011
2,255,000	FHLMC, 2.00%, 8/25/16	2,257
9,000,000	FHLMC Disc Note, 0.11%, 8/26/16 (b)	8,998
10,000,000	FHLMC Disc Note, 0.14%, 9/20/16 (b)	9,995
10,000,000	FHLMC Disc Note, 0.21%, 10/06/16 (b)	9,994
10,000,000	FHLMC Disc Note, 0.24%, 10/07/16 (b)	9,994
15,000,000	FNMA, 0.51%, 8/26/16 (a)	15,000
565,000	FNMA, 0.51%, 7/20/17 (a)	564
7,500,000	FNMA, 0.59%, 10/21/16 (a)	7,500
1,276,000	FNMA, 0.75%, 3/14/17	1,278
6,127,000	FNMA, 1.25%, 9/28/16	6,135
6,000,000	FNMA, 5.00%, 2/13/17	6,140
10,000,000	FNMA Disc Note, 0.22%, 10/05/16 (b)	9,995

Total U.S. Government Agency (Cost - $244,698)		244,698

NCUA Guaranteed (2%)
11,248,375	NCUA Guaranteed Notes Trust 2010-R2, 0.84%, 11/06/17 (a)
	(Cost - $11,253)	11,253

U.S. Treasury (14%)
10,000,000	U.S. Treasury Bill, 0.04%, 7/20/17 (b)	9,946
20,000,000	U.S. Treasury Bill, 0.10%, 8/04/16 (b)	20,000
20,000,000	U.S. Treasury Bill, 0.11%, 8/11/16 (b)	19,998

Principal or Shares	Security Description	Value (000)

5,000,000	U.S. Treasury Bill, 0.40%, 1/19/17 (b)	$4,990
10,000,000	U.S. Treasury Note, 0.36%, 4/30/17 (a)	9,999
5,000,000	U.S. Treasury Note, 0.36%, 7/31/17 (a)	4,998

Total U.S. Treasury (Cost - $69,931)		69,931

Investment Company (1%)
4,782,070	Dreyfus Treasury & Agency Cash Management, Institutional Shares
	(Cost - $4,782)	4,782

Repurchase Agreement (34%)
45,000,000	Bank of Montreal Tri Party, 0.29% (c)	45,000
45,000,000	Citigroup Tri Party, 0.31% (d)	45,000
45,000,000	Goldman Sachs Tri Party, 0.30% (e)	45,000
39,000,000	RBC Capital Tri Party, 0.31% (f)	39,000

Total Repurchase Agreement (Cost - $174,000)		174,000

Total (Cost - $504,664) (100%)		504,664
Other Assets, net of Liabilities (0%)		102

Net Assets (100%)		$504,766

(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. See Note 2 in the Notes to Financial Statements.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 07/28/2016 is collateralized by the following securities:

Bank of Montreal Tri Party
41,483,800	U.S. Treasury Securities, maturity from Jul 16-May 46, yielding from 0.000%-8.875%	$45,079
520,000	FMAC, maturity from Mar 31, yielding from 6.75%	821

		$45,900

(d)	The repurchase agreement dated 07/27/2016 is collateralized by the following securities:

Citigroup Tri Party
41,682,100	U.S. Treasury Note, maturity dated May 20, yield rate 0.00%	$45,900

(e)	The repurchase agreement dated 07/26/2016 is collateralized by the following securities:

Goldman Sachs Tri Party
68,387,983	GNMA, maturity from Feb 40-Jul 46, yield rate 0.00%	$45,900

(f)	The repurchase agreement dated 07/29/2016 is collateralized by the following securities:

RBC Capital Tri Party
45,178,482	FNMA, maturity from Nov 25-Jul 46, yielding
	from 2.50%-5.50%	$39,780

1 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
664,338	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (a)	$662
1,576,026	AmeriCredit Automobile Receivables Trust 2015-3, 1.07%, 1/08/19	1,576
2,500,000	Apidos CLO 144A, 1.83%, 4/15/25 (a)	2,473
1,167,449	ARI Fleet Lease Trust 2014-A 144A, 0.81%, 11/15/22 (a)	1,165
136,545	Asset Backed Funding Certificates, 1.11%, 4/25/34	135
3,050,000	Babson CLO Ltd. 144A, 1.80%, 4/20/25 (a)	3,021
136,987	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	137
340,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	341
700,190	Capital Auto Receivables Asset Trust 2015-1, 0.95%, 7/20/17	700
1,570,000	Capital Auto Receivables Asset Trust 2016-2, 1.32%, 1/22/19	1,570
1,400,000	Cent CLO LP 144A, 1.83%, 7/23/25 (a)	1,385
1,500,000	Chase Issuance Trust, 0.73%, 4/15/19	1,497
2,015,324	CNH Equipment Trust 2015-A, 0.84%, 6/15/18	2,014
681,036	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (a)	679
1,067,757	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	1,054
570,000	Drive Auto Receivables Trust 2016-B 144A, 1.38%, 8/15/18 (a)	570
800,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (a)	801
970,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (a)	978
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.73%, 8/15/25 (a)	2,612
950,000	Dryden XXXI Senior Loan Fund 144A, 2.58%, 4/18/26 (a)	950
235,717	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (a)	235
32,665	Fifth Third Auto 2013-1, 0.88%, 10/16/17	33
483,152	GSAMP Trust 2004-SEA2, 1.14%, 3/25/34	484
1,098,026	Hyundai Auto Lease Securitization Trust 2015-B 144A, 0.80%, 12/15/17 (a)	1,098
1,851,712	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	1,848
2,931,717	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (a)	2,902
1,859,580	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	1,850
759,929	Invitation Homes 2015-SFR3 Trust 144A, 1.74%, 8/17/32 (a)	761
2,500,000	John Deere Owner Trust 2016-B, 1.09%, 2/15/19	2,500
1,190,000	Kubota Credit Owner Trust 2016-1 144A, 1.25%, 4/15/19 (a)	1,191
86,548	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	89

Principal or Shares	Security Description	Value (000)

1,740,000	Madison Park Funding XIII Ltd. 144A, 2.14%, 1/19/25 (a)	$1,736
190,616	Nelnet Student Loan Trust 2014-2A 144A, 0.77%, 6/25/21 (a)	190
273,612	Nissan Auto Receivables 2015-A Owner Trust, 0.67%, 9/15/17	274
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 2.60%, 5/21/27 (a)	1,003
2,585,000	Octagon Investment Partners XIX Ltd. 144A, 2.20%, 4/15/26 (a)	2,585
1,115,000	Octagon Investment Partners XXIII Ltd. 144A, 2.68%, 7/15/27 (a)	1,121
442,323	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 0.75%, 11/25/35	441
1,973,407	Progress Residential 2015-SFR1 Trust 144A, 1.88%, 2/17/32 (a)	1,979
1,069,846	Santander Drive Auto Receivables Trust 2014-3, 1.45%, 5/15/19	1,070
325,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	329
900,000	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	904
3,955,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (a)	3,959
3,220,000	Trade MAPS 1 Ltd. 144A, 1.17%, 12/10/18 (a)	3,210
2,530,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)	2,512
500,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (a)	501
1,045,372	Volkswagen Auto Lease Trust 2015-A, 0.87%, 6/20/17	1,045

Total Asset Backed (Cost - $60,294)		60,170

Bank Loans(b) (0%)
127,500	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	128
676,337	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	680

Total Bank Loans (Cost - $803)		808

Commercial Paper (9%)
4,000,000	Amcor Limited 144A, 0.00%, 8/15/16 (a)	3,999
3,000,000	AutoZone, Inc. 144A, 0.00%, 8/12/16 (a)	2,999
4,000,000	CRH America Finance, Inc. 144A, 0.00%, 9/22/16 (a)	3,995
3,800,000	Essilor International SA 144A, 0.00%, 9/19/16 (a)	3,798
4,500,000	Kaiser Foundation Hospitals, 0.00%, 9/08/16	4,495
4,000,000	Mondelez International, Inc. 144A, 0.00%, 9/14/16 (a)	3,996
4,500,000	National Rural Utilities Cooperative Finance Corporation, 0.00%, 8/05/16	4,500
4,000,000	PPG Industries, Inc., 0.00%, 8/09/16	3,999
4,000,000	Roche Holdings, Inc. 144A, 0.00%, 9/02/16 (a)	3,998
4,000,000	Ryder System, Inc., 0.00%, 8/17/16	3,998
4,000,000	V.F. Corporation 144A, 0.00%, 8/10/16 (a)	3,999

Total Commercial Paper (Cost - $43,781)		43,776

2

Principal or Shares	Security Description	Value (000)

Corporate Bond (41%)
Consumer Cyclical (4%)
1,000,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	$1,034
900,000	American Honda Finance Corp., 1.20%, 7/12/19	901
680,000	American Honda Finance Corp., 1.48%, 2/22/19	688
687,000	AutoZone Inc., 1.30%, 1/13/17	688
400,000	AutoZone Inc., 1.63%, 4/21/19	403
620,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (a)(c)	624
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,868
1,860,000	Daimler Finance North America LLC 144A, 0.99%, 3/02/17 (a)	1,861
800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	799
1,330,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (a)	1,330
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,008
1,800,000	General Motors Financial Co. Inc., 2.02%, 4/10/18	1,806
1,190,000	General Motors Financial Co. Inc., 2.24%, 5/09/19	1,187
990,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	991
170,000	Johnson Controls Inc., 1.40%, 11/02/17	170
350,000	Lowe’s Companies Inc., 1.26%, 9/14/18	353
930,000	Newell Brands Inc., 2.60%, 3/29/19	957
500,000	PACCAR Financial Corp., 1.28%, 12/06/18	503
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	252
580,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	585

		18,008

Consumer Non-Cyclical (6%)
2,330,000	AbbVie Inc., 1.80%, 5/14/18	2,350
600,000	Actavis Funding SCS, 1.30%, 6/15/17	599
1,840,000	Actavis Funding SCS, 1.55%, 9/01/16	1,841
920,000	Actavis Funding SCS, 1.74%, 3/12/18	925
940,000	Actavis Funding SCS, 1.85%, 3/01/17	943
1,860,000	Aetna Inc., 1.31%, 12/08/17	1,865
1,350,000	Aetna Inc., 1.70%, 6/07/18	1,362
1,610,000	Amgen Inc., 1.03%, 5/22/17	1,612
460,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	468
1,630,000	Anheuser-Busch InBev Finance Inc., 2.02%, 2/01/21	1,676
1,200,000	BAT International Finance PLC 144A, 1.16%, 6/15/18 (a)	1,198
770,000	Baxalta Inc., 1.43%, 6/22/18	762
1,540,000	Becton Dickinson and Co., 1.45%, 5/15/17	1,545
390,000	Celgene Corp., 2.13%, 8/15/18	396
720,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	727
1,140,000	Lions Gate Entertainment Corp., 5.25%, 8/01/18	1,211
850,000	Mylan NV 144A, 2.50%, 6/07/19 (a)	866
600,000	Perrigo Co. PLC, 1.30%, 11/08/16	601
330,000	Philip Morris International Inc., 1.38%, 2/25/19	332
500,000	Societe Des Autoroutes Paris-Rhin-Rhone, 0.47%, 3/31/19 EUR (d)	565
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	924

Principal or Shares	Security Description	Value (000)

1,120,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	$1,124
700,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	705
260,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	264
1,000,000	UnitedHealth Group Inc., 1.13%, 1/17/17	1,001
300,000	Ventas Realty LP, 1.25%, 4/17/17	300
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	401
1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	1,191

		27,754

Energy (3%)
1,220,000	BP Capital Markets PLC, 1.27%, 9/26/18	1,219
210,000	BP Capital Markets PLC, 1.30%, 5/10/18	210
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,178
350,000	Cameron International Corp., 1.40%, 6/15/17	350
500,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	496
1,180,000	Chevron Corp., 1.34%, 11/09/17	1,185
600,000	CNPC General Capital Ltd. 144A, 1.53%, 5/14/17 (a)	599
350,000	Enbridge Inc., 1.14%, 6/02/17	345
600,000	Enbridge Inc., 1.30%, 10/01/16	598
650,000	Enbridge Inc., 1.34%, 3/13/17 CAD (d)	496
960,000	Exxon Mobil Corp., 1.44%, 3/01/18	967
400,000	Hess Corp., 1.30%, 6/15/17	399
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	492
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,017
1,050,000	Shell International Finance BV, 1.25%, 11/10/17	1,053
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,426
700,000	Statoil ASA, 1.25%, 11/08/18	697
670,000	Total Capital International SA, 1.36%, 8/10/18	669

		13,396

Financial (22%)
735,000	Aircastle Ltd., 6.75%, 4/15/17	759
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (d)	846
1,240,000	American Express Co., 1.24%, 5/22/18	1,239
780,000	ANZ New Zealand International Ltd./London 144A, 1.25%, 4/27/17 (a)	781
2,840,000	Asian Development Bank, 0.88%, 4/26/18	2,842
1,150,000	ASIF III Jersey Ltd., 5.38%, 10/14/16 GBP (d)	1,536
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, 1.38%, 11/16/18 (a)	1,935
4,000,000	Bank Nederlandse Gemeenten NV 144A, 0.74%, 7/14/17 (a)	4,001
1,350,000	Bank of America Corp., 0.56%, 3/28/18 EUR (d)	1,508
1,600,000	Bank of America Corp., 1.31%, 5/02/17	1,597
700,000	Bank of America Corp., 1.70%, 8/25/17	703
160,000	Bank of America Corp., 3.88%, 3/22/17	163
670,000	Bank of New York Mellon Corp., 1.32%, 8/01/18 (c)	671
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	771
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	931
660,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (a)	667
860,000	Barclays PLC, 2.00%, 3/16/18	859

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	$1,021
1,120,000	Berkshire Hathaway Finance Corp., 1.45%, 3/07/18	1,129
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	1,108
1,750,000	BPCE SA, 1.64%, 2/10/17	1,755
1,500,000	Branch Banking & Trust Co., 0.98%, 9/13/16	1,500
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,022
750,000	Citigroup Inc., 1.01%, 11/30/17 EUR (d)	840
2,000,000	Citigroup Inc., 1.59%, 6/07/19	2,007
750,000	Citigroup Inc., 1.85%, 11/24/17	754
1,100,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	1,098
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	314
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	796
940,000	Compass Bank, 1.85%, 9/29/17	937
1,090,000	Credit Agricole SA/London 144A, 1.48%, 4/15/19 (a)	1,093
1,800,000	Credit Agricole SA/London 144A, 1.63%, 6/10/20 (a)	1,799
1,200,000	Credit Suisse/New York NY, 1.16%, 5/26/17	1,200
900,000	Credit Suisse/New York NY, 1.44%, 1/29/18	900
540,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	552
1,460,000	Ford Motor Credit Co. LLC, 1.49%, 3/12/19	1,451
1,590,000	Goldman Sachs Group Inc., 1.75%, 4/25/19 (c)	1,599
1,200,000	HBOS PLC, 0.54%, 9/01/16 EUR (d)	1,342
980,000	HSBC Bank PLC 144A, 1.27%, 5/15/18 (a)	975
880,000	HSBC USA Inc., 1.13%, 3/03/17	879
620,000	HSBC USA Inc., 1.52%, 9/24/18	619
550,000	Huntington National Bank, 1.30%, 11/20/16	550
300,000	Huntington National Bank, 1.35%, 8/02/16	300
480,000	Huntington National Bank, 2.20%, 11/06/18	487
480,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	484
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	1,334
1,000,000	International Lease Finance Corp., 3.88%, 4/15/18	1,032
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)	801
1,200,000	JPMorgan Chase & Co., 0.99%, 5/30/17 GBP (d)	1,586
1,600,000	JPMorgan Chase & Co., 1.67%, 1/23/20	1,614
640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	654
1,920,000	KFW, 1.00%, 7/15/19	1,922
1,640,000	Macquarie Bank Ltd. 144A, 1.36%, 10/27/17 (a)	1,638
1,590,000	Macquarie Group Ltd. 144A, 1.76%, 1/31/17 (a)	1,592
550,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	558
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	642
820,000	Mizuho Bank Ltd. 144A, 1.09%, 9/25/17 (a)	819
1,600,000	Mizuho Bank Ltd. 144A, 1.12%, 4/16/17 (a)	1,600
1,570,000	Morgan Stanley, 1.45%, 7/23/19	1,565
670,000	Morgan Stanley, 1.99%, 4/25/18	678
940,000	Morgan Stanley, 2.45%, 2/01/19	962

Principal or Shares	Security Description	Value (000)

620,000	Morgan Stanley, 6.63%, 4/01/18	$672
2,650,000	National Australia Bank Ltd. 144A, 1.67%, 7/12/21 (a)	2,661
1,750,000	National City Bank/Cleveland OH, 1.05%, 6/07/17	1,749
2,080,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (a)	2,075
1,900,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	1,908
1,000,000	New York Life Global Funding, 0.87%, 9/28/17 GBP (d)	1,322
930,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	938
1,070,000	Nordea Bank AB 144A, 1.50%, 9/17/18 (a)	1,075
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	646
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,936
900,000	Santander Bank NA, 2.00%, 1/12/18	902
1,500,000	Santander UK PLC, 1.17%, 3/13/17	1,499
1,015,000	Santander UK PLC, 2.50%, 3/14/19	1,032
1,600,000	Standard Chartered PLC 144A, 1.00%, 9/08/17 (a)	1,589
1,130,000	Sumitomo Mitsui Banking Corp., 1.09%, 1/10/17	1,131
2,000,000	SunTrust Bank/Atlanta GA, 1.07%, 2/15/17	1,999
1,420,000	Svensk Exportkredit AB, 1.25%, 4/12/19	1,426
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,007
490,000	Synchrony Financial, 2.60%, 1/15/19	497
500,000	Toronto-Dominion Bank, 1.32%, 8/13/19	501
1,500,000	UBS AG/Stamford CT, 1.34%, 3/26/18	1,503
1,750,000	Union Bank NA, 1.39%, 9/26/16	1,752
570,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	572
1,740,000	Wells Fargo Bank NA, 1.44%, 1/22/18	1,749

		101,458

Healthcare (0%)
400,000	Whirlpool Corp., 1.65%, 11/01/17	402

Industrial (1%)
1,600,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	1,626
680,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	690
300,000	GATX Corp., 1.25%, 3/04/17	300
700,000	John Deere Capital Corp., 1.95%, 1/08/19 (c)	715
370,000	L-3 Communications Corp., 1.50%, 5/28/17	371
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	179
1,300,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	1,296
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	707
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	330

		6,214

Material (0%)
1,270,000	Glencore Funding LLC 144A, 2.04%, 1/15/19 (a)	1,226

Technology (2%)
280,000	Apple Inc., 1.30%, 2/23/18	282
290,000	Apple Inc., 1.47%, 2/22/19	294
690,000	Cisco Systems Inc., 1.40%, 2/28/18	695

4

Principal or Shares	Security Description	Value (000)

2,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 3.48%, 6/01/19 (a)	$2,059
200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (a)	209
1,510,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	1,529
1,700,000	Hewlett Packard Enterprise Co. 144A, 2.58%, 10/05/18 (a)	1,723
400,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)	401
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	673
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	803

		8,668

Telecommunication (2%)
300,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	300
1,500,000	AT&T Inc., 2.30%, 3/11/19	1,534
300,000	British Telecommunications PLC, 1.25%, 2/14/17	300
1,150,000	British Telecommunications PLC, 7.50%, 12/07/16 GBP (d)	1,561
400,000	eBay Inc., 2.50%, 3/09/18	408
1,750,000	NBCUniversal Enterprise Inc. 144A, 1.37%, 4/15/18 (a)	1,761
650,000	Rogers Communications Inc., 1.49%, 3/13/17 CAD (d)	498
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	773
2,200,000	Verizon Communications Inc., 1.06%, 6/09/17	2,203
210,000	Verizon Communications Inc., 1.43%, 6/17/19	213
850,000	Verizon Communications Inc., 2.41%, 9/14/18	875

		10,726

Utility (1%)
320,000	AES Corp./VA, 3.67%, 6/01/19	320
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,271
290,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	298
1,790,000	Southern Co., 1.55%, 7/01/18	1,802
250,000	Southern Power Co., 1.85%, 12/01/17	252
450,000	TECO Finance Inc., 1.26%, 4/10/18	444
130,000	TransAlta Corp., 1.90%, 6/03/17	128

		4,515

Total Corporate Bond (Cost - $193,408)		192,367

FDIC Guaranteed (0%)
21,128	FDIC Structured Sale Guaranteed Notes 144A, 1.05%, 2/25/48 (a)	21
1,554,339	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (a)	1,554

Total FDIC Guaranteed (Cost - $1,576)		1,575

Foreign Government (2%)
470,000,000	Japan Treasury Discount Bill, 0.00%, 9/12/16 JPY (d)(e)	4,607
600,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (a)	601
3,500,000	Municipality Finance PLC 144A, 1.25%, 9/12/16 (a)(c)	3,502

Principal or Shares	Security Description	Value (000)

1,600,000	Province of New Brunswick Canada,
	1.03%, 8/01/19 CAD (d)	$1,224

Total Foreign Government (Cost - $10,096)		9,934

Mortgage Backed (8%)
24,461	Bear Stearns ALT-A Trust, 2.68%, 3/25/34	23
2,304,538	BLCP Hotel Trust 2014-CLRN 144A, 1.43%, 8/15/29 (a)	2,295
766,936	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	767
558,966	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/24	560
1,118,678	Fannie Mae Connecticut Avenue Securities, 1.69%, 5/25/25	1,121
1,346,628	Fannie Mae Connecticut Avenue Securities, 2.09%, 1/25/24	1,356
2,115,271	Fannie Mae Connecticut Avenue Securities, 2.09%, 4/25/28	2,120
681,575	Fannie Mae Connecticut Avenue Securities, 2.49%, 10/25/23	688
1,020,690	Fannie Mae Connecticut Avenue Securities, 2.64%, 9/25/28	1,035
1,767,118	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	1,793
4,400,000	FFCB, 0.54%, 1/02/18	4,397
341,966	FH 1B2612 ARM, 2.62%, 11/01/34	362
157,239	FH 847515 ARM, 2.71%, 2/01/34	167
62,227	FN 708229 ARM, 2.40%, 4/01/33	66
1,029,271	FN 784365 ARM, 2.43%, 5/01/34	1,076
55,993	FN 878544 ARM, 2.98%, 3/01/36	59
249,274	FN 889821 ARM, 2.64%, 12/01/36	263
822,464	FN 906140 ARM, 2.57%, 1/01/37	866
294,174	FN AD0079 ARM, 2.74%, 11/01/35	311
441,055	FN AL0502 ARM, 3.05%, 6/01/41	457
390,663	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 2/25/24	391
1,014,026	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.74%, 10/25/28	1,019
397,609	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.94%, 11/25/23	399
136,010	GNR 2002-48 FT, 0.68%, 12/16/26	136
1,660,813	Gosforth Funding 2016-1 PLC 144A, 1.19%, 2/15/58 GBP (a)(d)	2,193
535,635	Harborview Mortgage Loan Trust, 3.07%, 1/19/35	496
1,142,460	Hilton USA Trust 2013-HLF 144A, 1.49%, 11/05/30 (a)	1,145
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	1,201
1,737,122	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.99%, 5/25/33 (a)	1,675
70,219	MASTR Asset Securitization Trust, 5.00%, 7/25/19	71
2,400,000	Permanent Master Issuer PLC, 1.13%, 7/15/42	2,401
121,822	Sequoia Mortgage Trust, 1.29%, 10/20/27	119
559,319	Sequoia Mortgage Trust, 1.45%, 2/25/43	546
733,398	Sequoia Mortgage Trust, 1.55%, 4/25/43	715
198,237	Sequoia Mortgage Trust, 2.87%, 1/25/42	200

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

375,799	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	$376
267,126	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	268
437,910	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)	440
231,765	Structured Adjustable Rate Mortgage Loan Trust, 2.78%, 9/25/34	202
45,155	Structured Asset Mortgage Investments Inc., 3.88%, 7/25/32	46
1,034,465	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, 1.70%, 7/20/46 GBP (a)(d)	1,366

Total Mortgage Backed (Cost - $35,472)		35,187

NCUA Guaranteed (1%)
547,260	NCUA Guaranteed Notes Trust 2010-R1, 0.92%, 10/07/20	548
257,990	NCUA Guaranteed Notes Trust 2010-R2, 0.84%, 11/06/17	258
1,625,940	NCUA Guaranteed Notes Trust 2010-R3, 1.05%, 12/08/20	1,630
521,083	NCUA Guaranteed Notes Trust 2011-R1, 0.92%, 1/08/20	522
36,674	NCUA Guaranteed Notes Trust 2011-R2, 0.87%, 2/06/20	37

Total NCUA Guaranteed (Cost - $2,994)		2,995

U.S. Government Agency (5%)
8,500,000	FHLB, 0.70%, 11/06/17	8,503
14,400,000	FHLMC, 0.49%, 4/20/17	14,398

Total U.S. Government Agency (Cost - $22,896)		22,901

U.S. Treasury (21%)
7,500,000	U.S. Treasury Bill, 0.12%, 8/11/16 (e)	7,500
10,000,000	U.S. Treasury Bill, 0.21%, 8/04/16 (e)	10,000
5,500,000	U.S. Treasury Note, 0.34%, 10/31/16 (f)(g)	5,501
10,000,000	U.S. Treasury Note, 0.48%, 4/30/18	10,013
8,000,000	U.S. Treasury Note, 0.50%, 8/31/16	8,002
5,000,000	U.S. Treasury Note, 0.50%, 2/28/17	5,002
16,000,000	U.S. Treasury Note, 0.50%, 3/31/17	16,002
5,000,000	U.S. Treasury Note, 0.63%, 7/31/17	5,002
10,110,000	U.S. Treasury Note, 0.63%, 9/30/17	10,111
250,000	U.S. Treasury Note, 0.75%, 10/31/17	250
10,000,000	U.S. Treasury Note, 0.88%, 1/31/17	10,023
8,300,000	U.S. Treasury Note, 0.88%, 7/15/17	8,322
525,000	U.S. Treasury Note, 0.88%, 6/15/19	527

Total U.S. Treasury (Cost - $96,216)		96,255

Investment Company (2%)
10,859,783	Payden Cash Reserves Money Market Fund * (Cost - $10,860)	10,860

Principal or Shares	Security Description	Value (000)

Total (Cost - $478,396) (102%)		$476,828
Liabilities in excess of Other Assets (-2%)		(11,174)

Net Assets (100%)		$465,654

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $5,464 and the total market value of the collateral held by the Fund is $5,617 Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.
(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/8/2016	Canadian Dollar (Sell 2,892)	Royal Bank of Canada	$ 12

Liabilities:
8/8/2016	British Pound (Sell 7,332)	HSBC Bank USA, N.A.	$(221)
8/8/2016	Euro (Sell 4,573)	Citibank, N.A.	(40)
9/9/2016	Japanese Yen (Sell 470,300)	Barclays Bank PLC	(99)
			$(360)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 8,242	$(44)
Markit North America High Yield Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 4,725	11

					$(33)

6

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
2,060,410	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (a)	$2,053
2,835,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	2,892
2,390,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	2,411
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	666
6,360,000	Apidos CLO 144A, 1.83%, 4/15/25 (a)	6,291
500,000	Apidos CLO 144A, 2.38%, 4/15/25 (a)	497
2,000,000	Babson CLO Ltd. 144A, 1.80%, 4/20/25 (a)	1,981
1,900,000	Babson CLO Ltd. 144A, 3.55%, 4/20/27 (a)	1,892
7,420,000	Barclays Dryrock Issuance Trust 2015-4, 1.72%, 8/16/21	7,495
278,125	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	278
845,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	846
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	450
920,000	Capital Auto Receivables Asset Trust 2016-2, 2.42%, 6/21/21	920
4,550,000	Cent CLO LP 144A, 1.83%, 7/23/25 (a)	4,501
1,900,000	Chase Issuance Trust, 0.73%, 4/15/19	1,897
2,194,450	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (a)	2,188
2,253,066	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	2,224
890,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (a)	891
790,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (a)	796
1,630,000	Drive Auto Receivables Trust 2016-B 144A, 3.19%, 7/15/22 (a)	1,642
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.73%, 8/15/25 (a)	4,852
3,140,000	Dryden XXII Senior Loan Fund 144A, 2.18%, 8/15/25 (a)	3,100
550,000	Dryden XXXI Senior Loan Fund 144A, 2.58%, 4/18/26 (a)	550
685,000	Dryden XXXI Senior Loan Fund 144A, 3.53%, 4/18/26 (a)	687
750,000	Great America Leasing Receivables Funding LLC 144A, 1.83%, 6/17/19 (a)	750
878,458	GSAMP Trust 2004-SEA2, 1.14%, 3/25/34	881
2,582,901	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	2,578
3,934,480	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	3,913
605,114	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	651
1,200,000	Madison Park Funding XVII Ltd 144A, 3.60%, 7/21/27 (a)	1,203
3,675,000	Octagon Investment Partners XIX Ltd. 144A, 2.68%, 4/15/26 (a)	3,685

Principal or Shares	Security Description	Value (000)

2,500,000	Octagon Investment Partners XXIII Ltd. 144A, 2.68%, 7/15/27 (a)	$2,514
585,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	592
970,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	987
1,070,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	1,088
1,750,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	1,769
8,300,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (a)	8,309
4,250,000	Trade MAPS 1 Ltd. 144A, 1.17%, 12/10/18 (a)	4,237
2,085,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)	2,070
4,215,000	Tyron Park CLO Ltd. 144A, 2.23%, 7/15/25 (a)	4,161
1,160,000	Venture XVII CLO Ltd. 144A, 3.53%, 7/15/26 (a)	1,147
900,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (a)	901
1,483,313	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	1,483
885,764	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	883
2,156,501	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	2,151
1,040,000	Westlake Automobile Receivables Trust 2016-2 144A, 1.57%, 6/17/19 (a)	1,040
1,970,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (a)	1,976
980,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (a)	991

Total Asset Backed (Cost - $101,830)		101,960

Bank Loans(b) (1%)
430,313	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	434
2,152,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	2,162
3,281,750	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	3,295
2,758,090	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,762
2,917,085	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,921

Total Bank Loans (Cost - $11,553)		11,574

Corporate Bond (49%)
Consumer Cyclical (5%)
1,040,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	1,075
1,720,000	American Honda Finance Corp., 1.20%, 7/12/19	1,722
790,000	AutoZone Inc., 1.63%, 4/21/19	795
1,300,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (a)	1,309
520,000	Carnival Corp., 1.88%, 12/15/17	525
1,800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	1,799
3,070,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (a)	3,071

7 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,200,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (a)	$2,214
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,088
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,017
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,935
2,170,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	2,183
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	2,429
2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	2,252
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	1,208
2,050,000	Newell Brands Inc., 2.60%, 3/29/19	2,110
750,000	Newell Rubbermaid Inc., 2.15%, 10/15/18	762
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,250
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (a)	1,400
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	685
1,110,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	1,120

		36,949

Consumer Non-Cyclical (7%)
2,850,000	AbbVie Inc., 1.80%, 5/14/18	2,874
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,398
1,640,000	Actavis Funding SCS, 1.91%, 3/12/20	1,646
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,290
810,000	Aetna Inc., 1.70%, 6/07/18	817
4,040,000	Aetna Inc., 1.90%, 6/07/19	4,096
2,640,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	2,684
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	1,700
690,000	Baxalta Inc., 2.00%, 6/22/18	690
5,140,000	Becton Dickinson and Co., 1.45%, 5/15/17	5,158
990,000	Celgene Corp., 2.13%, 8/15/18	1,005
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17	1,071
2,695,000	Hertz Corp., 6.75%, 4/15/19	2,749
1,670,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	1,687
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (a)	1,603
2,380,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (a)	2,415
2,270,000	Lions Gate Entertainment Corp., 5.25%, 8/01/18	2,412
280,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	295
1,630,000	Mylan NV 144A, 2.50%, 6/07/19 (a)	1,661
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16	1,501
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,894
970,000	Stryker Corp., 2.00%, 3/08/19	987
2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	2,008
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,807
2,190,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	2,198

Principal or Shares	Security Description	Value (000)

1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	$1,953
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	936
650,000	Ventas Realty LP, 1.25%, 4/17/17	651
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,496
1,810,000	Zimmer Holdings Inc., 2.00%, 4/01/18	1,821
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	572

		57,075

Energy (4%)
1,510,000	BP Capital Markets PLC, 1.27%, 9/26/18	1,508
1,000,000	BP Capital Markets PLC, 1.68%, 5/03/19	1,010
760,000	Cameron International Corp., 1.40%, 6/15/17	759
1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	1,429
2,740,000	Chevron Corp., 1.34%, 11/09/17	2,751
1,400,000	CNPC General Capital Ltd. 144A, 1.53%, 5/14/17 (a)	1,397
800,000	Enbridge Inc., 1.14%, 6/02/17	790
1,900,000	Enbridge Inc., 1.30%, 10/01/16	1,895
1,900,000	Enbridge Inc., 1.34%, 3/13/17 CAD (c)	1,449
1,060,000	Exxon Mobil Corp., 1.44%, 3/01/18	1,067
1,000,000	Exxon Mobil Corp., 1.71%, 3/01/19	1,016
860,000	Hess Corp., 1.30%, 6/15/17	857
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	623
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	657
830,000	Murphy Oil Corp., 3.50%, 12/01/17	833
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,746
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,507
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,912
1,720,000	Shell International Finance BV, 1.25%, 11/10/17	1,725
2,090,000	Shell International Finance BV, 1.37%, 11/10/18	2,098
450,000	Shell International Finance BV, 1.38%, 5/10/19	452
1,650,000	Shell International Finance BV, 1.63%, 11/10/18	1,665
1,500,000	Total Capital International SA, 1.36%, 8/10/18	1,498

		32,644

Financial (23%)
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,218
1,615,000	Aircastle Ltd., 6.75%, 4/15/17	1,668
2,110,000	Ally Financial Inc., 3.25%, 9/29/17 (d)	2,136
3,100,000	American Express Co., 1.24%, 5/22/18	3,098
2,400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (a)	2,416
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,687
3,420,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	3,428
3,910,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	3,961
4,160,000	Bank Nederlandse Gemeenten NV 144A, 1.00%, 2/12/18 (a)	4,167
3,815,000	Bank of America Corp., 1.52%, 4/01/19	3,825
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,516
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	1,752
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	2,002

8

Principal or Shares	Security Description	Value (000)

1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (a)	$1,405
2,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	2,041
2,500,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	2,517
2,370,000	BPCE SA, 1.63%, 1/26/18	2,384
3,270,000	Branch Banking & Trust Co., 1.45%, 5/10/19	3,283
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	1,503
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,146
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,113
2,100,000	Citigroup Inc., 1.01%, 11/30/17 EUR (c)	2,353
2,000,000	Citigroup Inc., 1.55%, 8/14/17	2,005
1,650,000	Citigroup Inc., 2.05%, 6/07/19	1,668
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,531
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	2,695
730,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	740
1,890,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	1,905
1,900,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	1,929
1,740,000	Compass Bank, 1.85%, 9/29/17	1,735
1,420,000	Credit Agricole SA/London 144A, 1.48%, 4/15/19 (a)	1,424
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	4,011
2,600,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	2,644
2,700,000	European Investment Bank, 1.13%, 8/15/18	2,713
960,000	Fifth Third Bancorp, 5.45%, 1/15/17	980
1,200,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	1,227
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,132
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,604
3,110,000	Goldman Sachs Group Inc., 1.95%, 4/30/18	3,137
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,129
2,970,000	HSBC Bank PLC 144A, 1.27%, 5/15/18 (a)	2,956
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,592
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,220
3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	3,143
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (a)	1,346
3,580,000	Inter-American Development Bank, 1.00%, 5/13/19	3,589
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,304
2,600,000	JPMorgan Chase & Co., 0.99%, 5/30/17 GBP (c)	3,437
880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	991
1,410,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	1,440
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,505
1,440,000	Macquarie Bank Ltd. 144A, 1.36%, 10/27/17 (a)	1,438
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)	2,576
2,060,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	2,091
700,000	Mizuho Bank Ltd. 144A, 1.09%, 9/25/17 (a)	699
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)	1,084
4,000,000	Morgan Stanley, 1.87%, 1/27/20	4,017

Principal or Shares	Security Description	Value (000)

1,510,000	Morgan Stanley, 6.63%, 4/01/18	$1,637
4,890,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	4,885
2,920,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (a)	2,913
4,700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	4,721
2,200,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	2,219
1,130,000	Nordea Bank AB 144A, 1.88%, 9/17/18 (a)	1,141
1,700,000	PNC Bank NA, 1.95%, 3/04/19	1,728
1,500,000	Prudential Financial Inc., 1.41%, 8/15/18	1,497
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,037
1,470,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	1,484
3,990,000	Royal Bank of Canada, 1.63%, 4/15/19	4,022
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,703
2,700,000	Santander UK PLC, 2.50%, 3/14/19	2,745
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (a)	3,495
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	3,388
840,000	Synchrony Financial, 1.88%, 8/15/17	841
750,000	Synchrony Financial, 1.99%, 2/03/20	733
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,196
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,069
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	1,715
580,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	582
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	717
2,700,000	Wells Fargo Bank NA, 1.75%, 5/24/19	2,738
3,920,000	Westpac Banking Corp., 1.95%, 11/23/18	3,970

		178,432

Healthcare (0%)
2,000,000	Anthem Inc., 2.38%, 2/15/17	2,013
610,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	620

		2,633

Industrial (3%)
1,730,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,756
560,000	Fortive Corp. 144A, 1.80%, 6/15/19 (a)	565
1,700,000	GATX Corp., 2.50%, 7/30/19	1,721
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	889
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,767
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,032
2,700,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	2,692
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (a)	546
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	2,952
2,800,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (a)	2,820
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)(d)	1,057

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	$1,659
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	951

		20,407

Material (1%)
1,000,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	1,000
3,258,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	3,274
1,860,000	Glencore Funding LLC 144A, 2.04%, 1/15/19 (a)	1,795

		6,069

Technology (2%)
850,000	Autodesk Inc., 1.95%, 12/15/17	853
4,050,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 3.48%, 6/01/19 (a)	4,169
400,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (a)	418
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	585
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	834
3,260,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	3,301
2,950,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (a)	3,021
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,921
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	911
1,180,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	1,332

		17,345

Telecommunication (2%)
780,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	781
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	407
2,900,000	AT&T Inc., 2.30%, 3/11/19	2,965
930,000	Baidu Inc., 2.25%, 11/28/17	939
600,000	British Telecommunications PLC, 1.25%, 2/14/17	600
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	738
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,122
930,000	eBay Inc., 2.50%, 3/09/18	948
646,000	IAC/InterActiveCorp, 4.88%, 11/30/18 (d)	663
1,450,000	Rogers Communications Inc., 1.49%, 3/13/17 CAD (c)	1,110
830,000	SBA Communications Corp., 5.63%, 10/01/19	859
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,808
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	701
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17	1,697
1,270,000	Verizon Communications Inc., 1.38%, 8/15/19	1,271
2,492,000	Verizon Communications Inc., 2.63%, 2/21/20	2,588

		20,197

Utility (2%)
722,000	AES Corp./VA, 3.67%, 6/01/19	722
1,185,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	1,218
1,040,000	Duke Energy Corp., 1.03%, 4/03/17	1,040
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,221
1,020,000	Electricite de France 144A, 1.16%, 1/20/17 (a)	1,021

Principal or Shares	Security Description	Value (000)

1,040,000	NextEra Energy Capital Holdings Inc., 1.59%, 6/01/17	$1,044
3,685,714	Southern California Edison Co., 1.85%, 2/01/22	3,682
570,000	Southern Power Co., 1.85%, 12/01/17	575
3,210,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (a)	3,057
487,000	TransAlta Corp., 1.90%, 6/03/17	478

		15,058

Total Corporate Bond (Cost - $385,883)		386,809

FDIC Guaranteed (1%)
84,510	FDIC Structured Sale Guaranteed Notes 144A, 1.05%, 2/25/48 (a)	85
4,512,597	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (a)	4,512
796,934	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	825
1,010,960	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,012

Total FDIC Guaranteed (Cost - $6,402)		6,434

Foreign Government (3%)
24,825,000	Canadian Government Bond, 1.25%, 2/01/18 CAD (c)	19,212
6,780,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (a)	6,873

Total Foreign Government (Cost - $25,300)		26,085

Mortgage Backed (8%)
739,567	Bank of America Mortgage 2002-K Trust, 3.03%, 10/20/32	744
5,281,233	BLCP Hotel Trust 2014-CLRN 144A, 1.43%, 8/15/29 (a)	5,261
2,200,000	CIFC Funding 2015-II Ltd. 144A, 3.68%, 4/15/27 (a)	2,220
2,292,994	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	2,173
1,695,039	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	1,694
731,710	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	732
1,287,858	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/24	1,291
1,962,697	Fannie Mae Connecticut Avenue Securities, 2.09%, 1/25/24	1,977
6,427,408	Fannie Mae Connecticut Avenue Securities, 2.44%, 8/25/28	6,490
1,010,927	Fannie Mae Connecticut Avenue Securities, 2.49%, 10/25/23	1,021
2,251,378	Fannie Mae Connecticut Avenue Securities, 2.64%, 9/25/28	2,283
1,284,865	FN 708229 ARM, 2.40%, 4/01/33	1,355
313,780	FN 743821 ARM, 2.31%, 11/01/33	331
405,896	FN 755867 ARM, 2.57%, 12/01/33	427
405,199	FN 790762 ARM, 2.23%, 9/01/34	431
443,171	FN 790764 ARM, 2.28%, 9/01/34	466
450,351	FN 794792 ARM, 2.24%, 10/01/34	477

10

Principal or Shares	Security Description	Value (000)

672,273	FN 794797 ARM, 2.08%, 10/01/34	$705
1,322,015	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.59%, 5/25/25	1,323
1,959,800	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.74%, 10/25/28	1,970
1,329,506	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.94%, 11/25/23	1,335
1,318,017	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.44%, 5/25/25	1,349
374,722	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.69%, 10/25/27	421
1,042,664	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.24%, 3/25/25	1,053
4,459,421	Gosforth Funding 2016-1 PLC 144A, 1.19%, 2/15/58 GBP (a)(c)	5,888
3,499,917	Hilton USA Trust 2013-HLF 144A, 1.49%, 11/05/30 (a)	3,507
476,222	HomeBanc Mortgage Trust 2004-1, 1.35%, 8/25/29	445
93,335	Indymac Index Mortgage Loan Trust, 2.65%, 10/25/34	89
3,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	3,202
954,603	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	968
865,916	MLCC Mortgage Investors Inc., 2.55%, 2/25/36	855
569,054	MLCC Mortgage Investors Inc., 2.60%, 12/25/34	570
129,945	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.53%, 7/25/34	130
2,455,753	Residential Asset Securitization Trust, 6.00%, 8/25/36	1,995
328,573	Sequoia Mortgage Trust, 1.29%, 10/20/27	322
1,267,790	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,238
1,480,011	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,442
520,371	Sequoia Mortgage Trust, 2.87%, 1/25/42	525
154,111	Sequoia Mortgage Trust, 3.50%, 4/25/42	154
1,203,452	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	1,204
821,926	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	823
1,193,082	Structured Adjustable Rate Mortgage Loan Trust, 2.90%, 8/25/34	1,167

Total Mortgage Backed (Cost - $62,442)		62,053

Municipal (0%)
1,420,000	California Earthquake Authority, 1.82%, 7/01/17
	(Cost - $1,420)	1,431

U.S. Government Agency (2%)
5,366,000	FHLMC, 0.88%, 7/19/19	5,362
8,560,000	FNMA, 1.00%, 2/26/19	8,595

Total U.S. Government Agency (Cost - $13,893)		13,957

U.S. Treasury (22%)
2,079,000	U.S. Treasury Note, 0.63%, 11/30/17	2,079
18,000,000	U.S. Treasury Note, 0.63%, 4/30/18	17,990
18,000,000	U.S. Treasury Note, 0.75%, 1/31/18	18,028

Principal or Shares	Security Description	Value (000)

14,270,000	U.S. Treasury Note, 0.88%, 1/15/18	$14,319
22,430,000	U.S. Treasury Note, 0.88%, 5/31/18	22,518
24,054,000	U.S. Treasury Note, 0.88%, 6/15/19	24,133
12,980,000	U.S. Treasury Note, 1.00%, 12/31/17	13,047
16,102,000	U.S. Treasury Note, 1.00%, 2/15/18 (e)(f)(g)	16,189
13,360,000	U.S. Treasury Note, 1.00%, 8/15/18	13,447
680,000	U.S. Treasury Note, 1.00%, 9/15/18	684
17,881,000	U.S. Treasury Note, 1.00%, 3/15/19	18,009
11,760,000	U.S. Treasury Note, 1.25%, 12/15/18	11,912

Total U.S. Treasury (Cost - $171,770)		172,355

Purchased Put Options (0%)
1,807	Eurodollar 1-Year Mid-Curve Option, 98.25, 12/16/16	34
443	Eurodollar 1-Year Mid-Curve Option, 98.38, 9/16/16	3

Total Purchased Put Options (Cost - $203)		37

Investment Company (1%)
4,778,368	Payden Cash Reserves Money Market Fund *
	(Cost - $4,778)	4,778

Total (Cost - $785,474) (100%)		787,473
Liabilities in excess of Other Assets (0%)		(2,220)

Net Assets (100%)		$785,253

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $2,955 and the total market value of the collateral held by the Fund is $3,060. Amounts in 000s.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/8/2016	Canadian Dollar (Sell 28,608)	Royal Bank of Canada	$120

Liabilities:
8/8/2016	British Pound (Sell 7,051)	HSBC Bank USA, N.A.	$(213)
8/8/2016	Euro (Sell 2,109)	Citibank, N.A.	(18)

			$(231)

11 Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
125	U.S. Treasury 2 Year Note Future	Oct-16	$12,500	$140

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 14,276	$(79)
Markit North America High Yield Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 7,763	28

					$(51)

12

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,958,349	United States Small Business Administration, 2.88%, 9/10/21
	(Cost - $1,999)	$2,051

FDIC Guaranteed (4%)
422,551	FDIC Structured Sale Guaranteed Notes 144A, 1.05%, 2/25/48 (a)	422
332,380	FDIC Structured Sale Guaranteed Notes 144A, 1.17%, 12/29/45 (a)	333
2,206,158	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (a)	2,206
1,128,990	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,169
1,072,497	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,074

Total FDIC Guaranteed (Cost - $5,174)		5,204

Mortgage Backed (75%)
795,602	FH 1Q1363 ARM, 2.87%, 2/01/36	840
935,190	FH 2B0709 ARM, 2.10%, 8/01/42	976
914,527	FH 2B0972 ARM, 2.03%, 11/01/42	942
2,583,297	FH 2B1143 ARM, 2.20%, 2/01/43	2,653
972,815	FH 2B1317 ARM, 2.00%, 4/01/43	999
1,911,946	FH 2B1333 ARM, 1.79%, 4/01/43	1,935
2,586,234	FH 2B4763 ARM, 2.51%, 10/01/45	2,673
406,576	FH 849012 ARM, 1.97%, 3/01/43	420
616,239	FH 849486 ARM, 3.05%, 8/01/41	648
2,551,506	FH 849506 ARM, 2.95%, 11/01/44	2,644
1,697,937	FH 849707 ARM, 2.42%, 2/01/43	1,759
8,000,000	FN, 2.00%, 15YR TBA (b)	8,115
9,000,000	FN, 3.00%, 15YR TBA (b)	9,444
5,000,000	FN, 3.50%, 15YR TBA (b)	5,295
317,075	FN 555936 ARM, 2.47%, 9/01/33	336
506,407	FN 795816 ARM, 2.49%, 7/01/34	522
85,192	FN 838958 ARM, 2.76%, 8/01/35	89
90,276	FN 849088 ARM, 2.42%, 11/01/35	94
108,827	FN 866093 ARM, 2.83%, 3/01/36	116
958,777	FN 890434 15YR, 3.00%, 7/01/27	1,012
820,207	FN 995203 30YR, 5.00%, 7/01/35	912
491,484	FN AC0045 ARM, 2.31%, 10/01/38	512
1,079,574	FN AE0193 ARM, 2.71%, 7/01/40	1,140
1,195,907	FN AE0289 ARM, 2.75%, 5/01/40	1,263
700,088	FN AI4019 ARM, 3.46%, 7/01/41	734
1,858,455	FN AJ4092 15YR, 3.50%, 10/01/26	1,974
299,287	FN AL0502 ARM, 3.05%, 6/01/41	310
1,637,672	FN AL1869 15YR, 3.00%, 6/01/27	1,727
2,253,056	FN AL2095 15YR, 3.00%, 6/01/27	2,376
1,590,589	FN AL2221 15YR, 3.00%, 7/01/27	1,676
2,785,594	FN AL3234 ARM, 2.60%, 12/01/37	2,952
1,174,251	FN AL5596 ARM, 2.51%, 2/01/44	1,215
1,608,800	FN AL5790 ARM, 2.56%, 10/01/44	1,660
1,643,563	FN AL5967 ARM, 2.54%, 11/01/44	1,694
2,172,388	FN AL7648 ARM, 2.71%, 10/01/45	2,252
1,916,044	FN AL7790 ARM, 2.89%, 9/01/40	2,026
2,925,693	FN AL8490 ARM, 2.61%, 5/01/46	3,033
1,146,188	FN AO7975 15YR, 3.00%, 6/01/27	1,209
800,948	FN AP4080 ARM, 2.26%, 9/01/42	833
1,337,122	FN AP4746 15YR, 3.00%, 8/01/27	1,410
3,497,547	FN AS3294 30YR, 4.00%, 9/01/44	3,750
2,946,093	FN AS4186 15YR, 2.50%, 1/01/30	3,060
2,882,479	FN AS6443 15YR, 3.00%, 12/01/30	3,034

Principal or Shares	Security Description	Value (000)

3,790,184	FN AS6527 30YR, 4.00%, 1/01/46	$4,066
2,939,511	FN AS6528 30YR, 4.00%, 1/01/46	3,153
836,667	FN AU6974 ARM, 2.76%, 11/01/43	873
1,538,071	FN AU8673 ARM, 2.73%, 2/01/44	1,597
1,428,288	FN AY4068 ARM, 2.25%, 4/01/44	1,470
2,567,688	FN AZ2886 ARM, 2.66%, 9/01/45	2,673
1,917,672	FN AZ4380 ARM, 2.51%, 8/01/45	1,977
337,523	FNR 2002-10-FA, 1.24%, 2/25/32	344
419,439	G2 3515 30YR, 5.50%, 2/20/34	472
1,959,253	G2 5301 15YR, 3.50%, 2/20/27	2,083
1,189,376	G2 778200 20YR, 4.00%, 2/20/32	1,283
761,339	G2 778203 20YR, 4.75%, 2/20/32	837
589,377	G2 82457 ARM, 2.00%, 1/20/40	610
1,555,507	G2 AQ1884 30YR, 4.00%, 11/20/45	1,707
1,350,135	GN 728153, 5.50%, 10/15/29	1,530
776,822	GN 737791 30YR, 4.50%, 12/15/40	865
14,880,752	GNR 2014-79 ST, 1.09%, 7/20/29	456

Total Mortgage Backed (Cost - $107,660)		108,260

NCUA Guaranteed (4%)
989,191	NCUA Guaranteed Notes Trust 2010-A1, 0.80%, 12/07/20	988
787,348	NCUA Guaranteed Notes Trust 2010-R1, 0.92%, 10/07/20	789
2,069,767	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	2,090
1,040,624	NCUA Guaranteed Notes Trust 2011-R2, 0.87%, 2/06/20	1,041
859,925	NCUA Guaranteed Notes Trust 2011-R4, 0.85%, 3/06/20	861

Total NCUA Guaranteed (Cost - $5,767)		5,769

U.S. Treasury (27%)
25,000,000	U.S. Treasury Bill, 0.84%, 8/04/16 (c)	25,000
5,262,662	U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/20	5,359
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,028
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,034
2,500,000	U.S. Treasury Note, 1.50%, 1/31/22	2,550
2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	2,050

Total U.S. Treasury (Cost - $38,825)		39,021

Purchased Put Options (0%)
72	Eurodollar 1-Year Mid-Curve Option, 98.375, 9/16/16
	(Cost - $15)	—

Investment Company (4%)
5,676,708	Payden Cash Reserves Money Market Fund *
	(Cost - $5,677)	5,677

Total (Cost - $165,117) (115%)		165,982
Liabilities in excess of Other Assets (-15%)		(22,040)

Net Assets (100%)		$143,942

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Yield to maturity at time of purchase.

13 Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
20	U.S. Treasury 10 Year Note Future	Sep-16	$2,661	$14

14

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
802,847	FDIC Structured Sale Guaranteed Notes 144A, 1.05%, 2/25/48 (a)	$803
897,427	FDIC Structured Sale Guaranteed Notes 144A, 1.17%, 12/29/45 (a)	900
3,722,892	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (a)	3,722

Total FDIC Guaranteed (Cost - $5,428)		5,425

Mortgage Backed (141%)
2,387,175	Fannie Mae Multifamily Remic Trust 2015-M12, 0.78%, 4/25/20	2,388
3,538,557	Fannie Mae-Aces, 0.66%, 6/25/18	3,533
801,073	Fannie Mae-Aces, 0.69%, 5/25/18	799
2,606,128	Fannie Mae-Aces, 0.69%, 3/25/19	2,608
1,374,975	FH 1J1279 ARM, 2.51%, 4/01/36	1,446
1,784,373	FH 1Q0062 ARM, 2.44%, 11/01/35	1,856
861,099	FH 2B1143 ARM, 2.20%, 2/01/43	884
1,116,872	FH 847228 ARM, 2.88%, 1/01/34	1,188
395,179	FHLMC Multifamily Structured Pass Through Certificates, 0.76%, 6/25/21	396
283,626	FHLMC Multifamily Structured Pass Through Certificates, 0.87%, 7/25/20	284
5,300,000	FHLMC Multifamily Structured Pass Through Certificates, 1.17%, 11/25/22	5,327
1,043,849	FN 832100 ARM, 2.91%, 7/01/35	1,110
1,548,384	FN AE0289 ARM, 2.75%, 5/01/40	1,635
1,412,700	FN AK0419 ARM, 2.75%, 12/01/27	1,495
3,067,913	FN AL0891 ARM, 3.45%, 9/01/41	3,221
2,921,050	FN AL2493 ARM, 2.40%, 10/01/42	3,010
5,091	FNR 1998-12 A, 4.32%, 2/25/18	5
843,532	FNR 2007-110 FA, 1.11%, 12/25/37	848
43,000,000	G2, 3.00%, 30YR TBA (b)	45,167
5,000,000	G2, 3.00%, 30YR TBA (b)	5,240
79,280,000	G2, 3.50%, 30YR TBA (b)	84,266
88,970	G2 3133 30YR, 6.50%, 9/20/31	107
1,023,266	G2 3415 30YR, 5.50%, 7/20/33	1,153
692,711	G2 3515 30YR, 5.50%, 2/20/34	779
977,411	G2 3584 30YR, 6.00%, 7/20/34	1,151
837,970	G2 3599 30YR, 6.50%, 8/20/34	1,018
757,849	G2 3711 30YR, 5.50%, 5/20/35	854
1,002,086	G2 3747 30YR, 5.00%, 8/20/35	1,128
629,476	G2 3772 30YR, 5.00%, 10/20/35	709
1,148,017	G2 3785 30YR, 5.00%, 11/20/35	1,293
1,930,324	G2 3819 30YR, 5.50%, 2/20/36	2,160
263,826	G2 3891 30YR, 6.50%, 8/20/36	312
1,442,334	G2 4802 30YR, 5.00%, 9/20/40	1,606
889,207	G2 4945 30YR, 4.00%, 2/20/41	956
841,973	G2 4978 30YR, 4.50%, 3/20/41	915
2,347,813	G2 5083 30YR, 5.00%, 6/20/41	2,614
920,269	G2 5140 30YR, 4.50%, 8/20/41	1,002
5,701,608	G2 5258 30YR, 3.50%, 12/20/41	6,083
1,020,027	G2 713314 30YR, 6.00%, 3/20/39	1,129
122,019	G2 728869 30YR, 4.13%, 4/20/40	131
532,493	G2 728870 30YR, 4.63%, 4/20/40	575
108,604	G2 736498 30YR, 4.13%, 4/20/40	116
206,666	G2 736499 30YR, 4.63%, 4/20/40	222
155,721	G2 742040 30YR, 4.13%, 5/20/40	167
186,262	G2 742041 30YR, 4.63%, 6/20/40	200

Principal or Shares	Security Description	Value (000)

3,301,569	G2 757211 30YR, 4.50%, 12/20/40	$3,562
824,470	G2 770239 30YR, 4.00%, 2/20/42	890
425,989	G2 80013 ARM, 2.00%, 11/20/26	440
351,562	G2 80029 ARM, 2.00%, 1/20/27	364
693,958	G2 80044 ARM, 2.00%, 2/20/27	720
1,084,214	G2 80052 ARM, 2.00%, 3/20/27	1,125
119,014	G2 8006 ARM, 1.88%, 7/20/22	122
2,020,971	G2 80074 ARM, 2.13%, 5/20/27	2,092
108,386	G2 80311 ARM, 1.88%, 8/20/29	112
2,246,699	G2 80319 ARM, 1.88%, 9/20/29	2,329
521,793	G2 8041 ARM, 1.88%, 8/20/22	534
137,395	G2 80424 ARM, 1.88%, 7/20/30	142
293,226	G2 80428 ARM, 2.00%, 7/20/30	305
692,175	G2 80541 ARM, 1.88%, 9/20/31	719
524,601	G2 80569 ARM, 2.00%, 1/20/32	546
332,944	G2 80570 ARM, 2.00%, 1/20/32	338
123,494	G2 80579 ARM, 2.00%, 2/20/32	129
1,546,995	G2 80637 ARM, 1.88%, 9/20/32	1,605
5,116,606	G2 80749 ARM, 2.00%, 10/20/33	5,313
3,564,920	G2 80795 ARM, 2.00%, 12/20/33	3,699
1,506,109	G2 80826 ARM, 2.00%, 2/20/34	1,569
2,191,055	G2 80835 ARM, 2.00%, 2/20/34	2,287
377,917	G2 80837 ARM, 2.00%, 2/20/34	393
391,014	G2 81018 ARM, 1.88%, 8/20/34	407
12,643	G2 81044 ARM, 1.88%, 8/20/34	13
76,608	G2 8121 ARM, 2.00%, 1/20/23	79
1,517,165	G2 81214 ARM, 2.00%, 1/20/35	1,584
548,678	G2 81220 ARM, 2.00%, 1/20/35	573
528,341	G2 81278 ARM, 2.00%, 3/20/35	552
2,117,518	G2 81282 ARM, 2.00%, 3/20/35	2,210
427,179	G2 81938 ARM, 1.88%, 7/20/37	439
3,908,488	G2 82074 ARM, 2.13%, 5/20/38	4,071
2,177,311	G2 82107 ARM, 1.88%, 7/20/38	2,265
281,469	G2 82151 ARM, 1.88%, 9/20/38	289
106,108	G2 8228 ARM, 1.88%, 7/20/23	109
3,722,383	G2 82457 ARM, 2.00%, 1/20/40	3,850
2,011,916	G2 82463 ARM, 2.00%, 1/20/40	2,081
764,292	G2 83031 ARM, 2.50%, 1/20/42	789
1,005,762	G2 83048 ARM, 3.00%, 2/20/42	1,040
261,999	G2 8358 ARM, 2.00%, 1/20/24	270
199,060	G2 8359 ARM, 2.00%, 1/20/24	205
191,511	G2 8371 ARM, 2.00%, 2/20/24	198
102,142	G2 8373 ARM, 2.00%, 2/20/24	105
957,036	G2 8547 ARM, 2.00%, 11/20/24	985
82,808	G2 8580 ARM, 2.00%, 1/20/25	86
130,026	G2 8595 ARM, 2.00%, 2/20/25	134
51,901	G2 8855 ARM, 2.00%, 10/20/21	53
399,201	G2 8968 ARM, 1.88%, 9/20/26	413
1,340,171	G2 8991 ARM, 2.00%, 10/20/26	1,383
5,934,854	G2 MA0698 30YR, 3.00%, 1/20/43	6,258
5,041,074	G2 MA1012 30YR, 3.50%, 5/20/43	5,380
6,308,519	G2 MA1089 30YR, 3.00%, 6/20/43	6,652
4,847,078	G2 MA1520 30YR, 3.00%, 12/20/43	5,111
5,527,822	G2 MA2372 30YR, 4.00%, 11/20/44	5,907
5,748,679	G2 MA3311 30YR, 4.00%, 12/20/45	6,143
4,931,032	G2 MA3454 30YR, 3.50%, 2/20/46	5,248
6,388,290	G2 MA3597 30YR, 3.50%, 4/20/46	6,801
6,849,451	G2 MA3663 30YR, 3.50%, 5/20/46	7,292
10,000,000	GN, 4.00%, 30YR TBA (b)	10,745
765,639	GN 366983 30YR, 4.00%, 6/15/41	825

15 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

6,842,135	GN 367090 30YR, 4.50%, 7/15/41	$7,711
7,299,278	GN 367092 30YR, 4.50%, 7/15/41	8,115
2,563,984	GN 455989 15YR, 5.00%, 7/15/26	2,869
101,909	GN 524825 30YR, 5.47%, 10/15/29	114
83,048	GN 524869 30YR, 5.47%, 1/15/30	93
191,774	GN 524925 30YR, 5.47%, 2/15/30	215
87,208	GN 524968 30YR, 5.47%, 3/15/30	98
113,329	GN 524996 30YR, 5.47%, 5/15/30	127
138,551	GN 525015 30YR, 5.47%, 6/15/30	156
102,081	GN 525033 30YR, 5.47%, 7/15/30	115
43,953	GN 546392 30YR, 5.47%, 2/15/31	49
354,838	GN 558954 20YR, 5.25%, 5/15/29	399
1,069,247	GN 558956 30YR, 4.50%, 6/15/29	1,186
62,502	GN 596009 30YR, 5.75%, 7/15/32	71
80,625	GN 596023 30YR, 5.75%, 7/15/32	91
52,849	GN 596035 30YR, 5.75%, 8/15/32	60
163,013	GN 596054 30YR, 5.75%, 8/15/32	185
143,196	GN 596071 30YR, 5.75%, 8/15/32	162
100,651	GN 596072 30YR, 5.75%, 7/15/32	114
230,230	GN 596090 30YR, 5.75%, 8/15/32	263
241,186	GN 596135 30YR, 5.75%, 8/15/32	273
132,085	GN 596166 30YR, 5.75%, 8/15/32	150
167,061	GN 596178 30YR, 5.75%, 9/15/32	190
50,563	GN 596197 30YR, 5.75%, 8/15/32	57
155,140	GN 596225 30YR, 5.75%, 9/15/32	176
29,498	GN 596231 30YR, 5.75%, 9/15/32	33
177,538	GN 596237 30YR, 5.75%, 9/15/32	201
40,383	GN 596312 30YR, 5.75%, 9/15/32	46
61,428	GN 596313 30YR, 5.75%, 9/15/32	70
137,622	GN 596396 30YR, 5.75%, 9/15/32	156
150,617	GN 601699 30YR, 5.70%, 12/15/32	170
361,662	GN 601738 30YR, 5.25%, 1/15/33	403
183,741	GN 601772 30YR, 5.25%, 1/15/33	205
167,426	GN 601774 30YR, 5.25%, 1/15/33	187
118,571	GN 601775 30YR, 5.70%, 1/15/33	134
179,391	GN 601786 30YR, 5.25%, 2/15/33	200
221,506	GN 601791 30YR, 5.25%, 2/15/33	248
116,829	GN 601810 30YR, 5.25%, 2/15/33	131
117,916	GN 601845 30YR, 5.25%, 2/15/33	132
197,064	GN 601858 30YR, 5.70%, 2/15/33	223
907,702	GN 601872 30YR, 5.25%, 3/15/33	1,036
293,768	GN 601937 30YR, 5.25%, 3/15/33	329
102,652	GN 602002 30YR, 5.25%, 3/15/33	115
91,419	GN 602043 30YR, 5.25%, 4/15/33	102
500,435	GN 605099 30YR, 5.50%, 3/15/34	575
147,148	GN 613272 30YR, 5.25%, 5/15/33	164
92,196	GN 613354 30YR, 5.45%, 7/15/33	104
106,577	GN 613355 30YR, 5.70%, 4/15/33	121
60,027	GN 613379 30YR, 5.45%, 7/15/33	67
1,175,418	GN 616826 30YR, 5.50%, 1/15/35	1,347
1,605,243	GN 673234 30YR, 6.00%, 11/15/38	1,833
488,172	GN 677318 30YR, 6.00%, 9/15/38	562
2,269,883	GN 704439 30YR, 4.50%, 3/15/39	2,529
2,960,980	GN 710868 30YR, 5.50%, 9/15/39	3,384
815,992	GN 728153 20YR, 5.50%, 10/15/29	925
496,366	GN 728159 20YR, 5.25%, 11/15/29	558
5,362,123	GN 734089 30YR, 4.00%, 12/15/40	5,820
962,839	GN 743362 30YR, 4.75%, 6/15/40	1,078
41,321	GN 743363 30YR, 4.25%, 5/15/40	45
114,109	GN 743502 30YR, 4.25%, 6/15/40	124

Principal or Shares	Security Description	Value (000)

408,509	GN 743503 30YR, 4.75%, 6/15/40	$456
179,657	GN 743611 30YR, 4.75%, 6/15/40	198
5,262,942	GN 745187 30YR, 4.50%, 7/15/40	5,863
128,910	GN 747368 30YR, 4.75%, 7/15/40	142
187,900	GN 747491 30YR, 4.75%, 7/15/40	208
64,293	GN 747740 30YR, 4.25%, 9/15/40	70
281,955	GN 747741 30YR, 4.75%, 9/15/40	312
679,142	GN 761040 30YR, 4.25%, 3/15/41	738
527,189	GN 762726 30YR, 4.25%, 3/15/41	573
633,118	GN 763012 30YR, 4.25%, 4/15/41	686
812,987	GN 763216 30YR, 4.25%, 4/15/41	897
124,413	GN 768721 30YR, 4.25%, 4/15/41	124
62,246	GN 768886 30YR, 4.25%, 6/15/41	68
437,243	GN 781636 30YR, 5.50%, 7/15/33	503
518,702	GN 781810 30YR, 5.50%, 10/15/34	593
1,245,386	GN 782835 30YR, 6.00%, 12/15/39	1,422
1,383,430	GN 782858 30YR, 6.00%, 11/15/39	1,579
36,324	GNR 1999-40 FE, 1.03%, 11/16/29	36
267,396	GNR 1999-40 FK, 1.03%, 11/16/29	269
14,473	GNR 1999-45 FC, 0.88%, 12/16/29	14
17,368	GNR 1999-45 FH, 0.93%, 12/16/29	17
92,260	GNR 2000-22 FG, 0.68%, 5/16/30	92
343,087	GNR 2000-9 FG, 1.08%, 2/16/30	346
313,613	GNR 2000-9 FH, 0.98%, 2/16/30	315
284,541	GNR 2001-19 F, 0.98%, 5/16/31	286
26,228	GNR 2001-21 FN, 0.68%, 8/16/22	26
1,304,607	GNR 2001-22 FG, 0.83%, 5/16/31	1,308
621,612	GNR 2001-31 FA, 0.73%, 6/16/31	624
539,741	GNR 2001-35 FA, 0.73%, 8/16/31	541
1,584,322	GNR 2001-47 FA, 0.88%, 9/16/31	1,592
527,689	GNR 2001-59 FA, 0.88%, 11/16/24	530
280,697	GNR 2001-65 FV, 0.89%, 2/20/29	282
349,908	GNR 2002-11 FJ, 0.99%, 2/20/32	352
321,339	GNR 2002-13 FA, 0.98%, 2/16/32	323
904,197	GNR 2002-48 FG, 0.78%, 12/16/30	907
383,790	GNR 2002-48 FT, 0.68%, 12/16/26	385
886,329	GNR 2002-5 FP, 1.03%, 1/16/32	893
576,045	GNR 2002-72 FA, 0.89%, 10/20/32	578
264,981	GNR 2002-72 FB, 0.89%, 10/20/32	266
600,870	GNR 2002-72 FE, 0.89%, 10/20/32	603
557,589	GNR 2002-76 F, 0.68%, 1/16/31	559
154,913	GNR 2002-76 FY, 0.78%, 12/16/26	155
3,771	GNR 2002-79 FB, 0.73%, 11/16/32	4
1,060,202	GNR 2003-71 FC, 0.99%, 7/20/33	1,070
1,679,517	GNR 2003-94 FB, 0.78%, 12/16/30	1,684
2,674,921	GNR 2004-56 F, 0.89%, 6/20/33	2,686
1,467,699	GNR 2004-59 FH, 0.73%, 8/16/34	1,470
280,876	GNR 2004-73 JM, 0.00%, 9/16/34	269
425,369	GNR 2006-47 FA, 0.68%, 8/16/36	424
2,499,184	GNR 2006-60 FK, 0.68%, 11/20/36	2,491
241,250	GNR 2006-64 PO, 0.00%, 4/16/34	239
2,205,575	GNR 2007-54 FC, 0.75%, 9/20/37	2,199
818,548	GNR 2007-76 FB, 0.99%, 11/20/37	823
2,190,467	GNR 2008-15 CF, 1.00%, 2/20/38	2,203
542,909	GNR 2008-2 FH, 0.94%, 1/20/38	546
2,858,168	GNR 2008-67 UF, 0.94%, 6/20/38	2,886
1,115,815	GNR 2009-87 FB, 1.14%, 9/20/39	1,126
34,554,828	GNR 2014-79 ST, 1.09%, 7/20/29	1,059

Total Mortgage Backed (Cost - $395,808)		406,272

16

Principal or Shares	Security Description	Value (000)
NCUA Guaranteed (3%)
3,611,863	NCUA Guaranteed Notes Trust 2010-R2, 0.84%, 11/06/17	$3,613
1,291,087	NCUA Guaranteed Notes Trust 2011-R3, 0.88%, 3/11/20	1,292
2,981,620	NCUA Guaranteed Notes Trust 2011-R4, 0.87%, 3/06/20	2,983

Total NCUA Guaranteed (Cost - $7,895)		7,888

U.S. Treasury (5%)
15,000,000	FHLB Disc Note, 0.41%, 8/17/16 (c) (Cost - $14,998)	14,998

Investment Company (1%)
4,312,635	Payden Cash Reserves Money Market Fund * (Cost - $4,313)	4,313

Total (Cost - $428,442) (152%)		438,896
Liabilities in excess of Other Assets (-52%)		(151,064)

Net Assets (100%)
		$287,832

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
100	U.S. Treasury 2 Year Note Future	Sep-16	$(21,900)	$(66)

17 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
6,020,000	Babson CLO Ltd. 144A, 1.80%, 4/20/25 (a)	$5,962
1,750,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, 3.93%, 4/20/27 (a)	1,768
97,323	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.15%, 11/25/32	94
1,740,426	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (a)	1,735
1,420,411	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	1,402
1,874,478	Colony American Homes 2015-1 144A, 1.68%, 7/17/32 (a)	1,869
6,665,000	Dryden XXII Senior Loan Fund 144A, 1.73%, 8/15/25 (a)	6,593
1,125,000	Eaton Vance CLO 2015-1 Ltd. 144A, 4.90%, 10/20/26 (a)	1,127
1,481,369	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	1,478
1,768,803	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (a)	1,751
1,937,878	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	1,927
2,095,767	Invitation Homes 2014-SFR3 Trust 144A, 1.68%, 12/17/31 (a)	2,090
3,138,408	Invitation Homes 2015-SFR3 Trust 144A, 1.74%, 8/17/32 (a)	3,143
1,951,494	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	2,098
1,750,000	LCM XXI LP 144A, 4.20%, 4/20/28 (a)	1,759
280,908	Nelnet Student Loan Trust 2014-2A 144A, 0.77%, 6/25/21 (a)	280
1,750,000	Octagon Investment Partners 26 Ltd. 144A, 4.03%, 4/15/27 (a)	1,756
1,601,129	SLM Student Loan Trust, 0.87%, 7/26/21	1,597
2,300,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (a)	2,302
6,395,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)	6,349
1,078,322	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	1,075
1,341,171	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	1,338
1,250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (a)	1,264

Total Asset Backed (Cost - $50,704)		50,757

Corporate Bond (47%)
Consumer Cyclical (5%)
398,784	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, 1/15/28	432
925,000	AutoZone Inc., 3.13%, 4/21/26	966
1,150,599	CVS Pass-Through Trust 144A, 5.79%, 1/10/26 (a)	1,284
3,030,000	Daimler Finance North America LLC 144A, 2.00%, 7/06/21 (a)	3,049
2,205,000	Dollar General Corp., 3.25%, 4/15/23	2,321
2,730,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	2,762
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,635
1,980,000	General Motors Financial Co. Inc., 3.10%, 1/15/19	2,026
850,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	869

Principal or Shares	Security Description	Value (000)

1,700,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	$1,738
1,600,000	L Brands Inc., 5.63%, 10/15/23	1,780
1,400,000	Lam Research Corp., 3.80%, 3/15/25	1,486
2,112,879	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	2,044
2,850,000	Lowe’s Companies Inc., 3.70%, 4/15/46	3,016
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,213
1,400,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)(b)	1,472
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	1,033
1,615,000	Newell Brands Inc., 5.38%, 4/01/36	1,949
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (a)	1,684
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,154
2,800,000	Walgreens Boots Alliance Inc., 3.45%, 6/01/26	2,938

		37,851

Consumer Non-Cyclical (7%)
2,820,000	AbbVie Inc., 3.20%, 5/14/26	2,898
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	3,159
1,700,000	Amgen Inc., 5.65%, 6/15/42	2,129
1,590,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 5.50%, 4/01/23 (b)	1,584
2,300,000	Baxalta Inc., 2.88%, 6/23/20	2,333
1,100,000	Baxalta Inc., 4.00%, 6/23/25	1,172
1,175,000	Block Financial LLC, 4.13%, 10/01/20	1,224
2,300,000	Celgene Corp., 3.55%, 8/15/22	2,459
700,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	724
1,800,000	Equifax Inc., 2.30%, 6/01/21	1,824
2,200,000	Express Scripts Holding Co., 3.40%, 3/01/27	2,255
2,205,000	Hertz Corp., 6.75%, 4/15/19	2,249
3,300,000	Kraft Heinz Foods Co. 144A, 3.00%, 6/01/26 (a)	3,381
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,378
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,652
2,805,000	Mylan NV 144A, 3.95%, 6/15/26 (a)	2,927
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,459
2,375,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,480
2,200,000	Pfizer Inc., 7.20%, 3/15/39	3,409
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,040
2,500,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	2,600
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,389
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,412
710,000	United Rentals North America Inc., 5.75%, 11/15/24	740
1,500,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (a)	1,549

		55,426

Energy (3%)
942,061	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	1,019
2,700,000	Anadarko Petroleum Corp., 5.55%, 3/15/26 (b)	2,953
2,000,000	BP Capital Markets PLC, 4.50%, 10/01/20	2,223

18

Principal or Shares	Security Description	Value (000)

2,800,000	Chevron Corp., 2.95%, 5/16/26	$2,900
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,119
1,500,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	1,532
1,000,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (a)	1,090
2,400,000	Shell International Finance BV, 1.63%, 11/10/18	2,422
4,030,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	4,041
1,055,000	Southeast Supply Header LLC 144A, 4.25%, 6/15/24 (a)	1,077
1,020,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	1,077
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,514

		23,967

Financial (18%)
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21	2,541
550,000	Air Lease Corp., 4.25%, 9/15/24	575
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,046
890,000	Ally Financial Inc., 3.25%, 11/05/18	902
2,815,000	American Tower Corp., 3.38%, 10/15/26	2,914
2,045,000	Apollo Management Holdings LP 144A, 4.00%, 5/30/24 (a)	2,108
1,750,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)(b)	1,833
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,787
2,030,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21 (a)(b)	2,087
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,401
1,935,000	BB&T Corp., 4.90%, 6/30/17	1,997
1,440,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	1,473
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,001
2,950,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (a)	3,328
3,000,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	3,021
3,780,000	Capital One Financial Corp., 3.75%, 7/28/26	3,813
1,500,000	Citigroup Inc., 3.40%, 5/01/26	1,549
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,287
2,650,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	2,702
3,170,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,317
2,875,000	Commonwealth Bank of Australia 144A, 2.85%, 5/18/26 (a)	2,937
1,125,000	Compass Bank, 2.75%, 9/29/19	1,121
900,000	Compass Bank, 3.88%, 4/10/25	870
1,640,000	Corrections Corp. of America, 4.63%, 5/01/23	1,673
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,202
2,250,000	Crown Castle International Corp., 3.70%, 6/15/26	2,375
2,000,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	2,064
1,950,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (a)	1,997
1,610,000	Equinix Inc., 5.75%, 1/01/25	1,719

Principal or Shares	Security Description	Value (000)

3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	$3,272
1,350,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	1,371
990,000	Fifth Third Bank/Cincinnati OH, 2.25%, 6/14/21	1,011
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,369
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,771
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,815
2,200,000	HSBC USA Inc., 2.00%, 8/07/18	2,212
2,985,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (a)	2,997
2,500,000	ING Bank NV 144A, 2.05%, 8/17/18 (a)	2,529
920,000	Jackson National Life Global Funding 144A, 1.88%, 10/15/18 (a)	931
1,760,000	KeyCorp, 2.90%, 9/15/20	1,834
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	3,667
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,891
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (a)	1,470
1,440,000	Morgan Stanley, 1.56%, 1/24/19	1,444
900,000	Morgan Stanley, 3.13%, 7/27/26	908
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,087
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,856
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	2,255
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,511
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,519
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	2,068
1,580,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	1,589
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	882
2,525,000	Select Income REIT, 4.50%, 2/01/25	2,510
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	862
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,156
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	1,621
2,400,000	SunTrust Bank/Atlanta GA, 3.30%, 5/15/26	2,494
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,673
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,720
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	2,105
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,220
3,140,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	3,164
3,050,000	Wells Fargo & Co., 2.10%, 7/26/21	3,066

		134,490

Healthcare (2%)
1,695,000	Dignity Health, 3.13%, 11/01/22	1,748
1,165,000	Dignity Health, 4.50%, 11/01/42	1,269
2,040,000	HCA Inc., 5.88%, 5/01/23	2,188
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,547
1,835,000	Thermo Fisher Scientific Inc., 3.00%, 4/15/23	1,896

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,085,000	Welltower Inc, 4.13%, 4/01/19	$5,370

		15,018

Industrial (3%)
1,900,000	Amcor Finance USA Inc. 144A, 3.63%, 4/28/26 (a)	1,991
2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.65%, 12/15/19 (a)	2,124
1,310,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	1,357
1,685,000	Ball Corp., 4.00%, 11/15/23	1,717
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	722
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,895
3,760,000	Kennametal Inc., 2.65%, 11/01/19	3,781
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,043
2,150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	2,196
2,300,000	Ryder System Inc., 2.50%, 5/11/20	2,319
3,460,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)(b)	3,485
2,750,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	2,839

		25,469

Material (1%)
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,613
1,843,000	MeadWestvaco Corp., 7.95%, 2/15/31	2,484
1,700,000	Solvay Finance America LLC 144A, 4.45%, 12/03/25 (a)	1,853

		7,950

Technology (2%)
1,590,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.45%, 6/15/23 (a)	1,686
1,560,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (a)	1,674
2,000,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	2,025
2,650,000	Hewlett Packard Enterprise Co. 144A, 4.90%, 10/15/25 (a)	2,847
3,000,000	Hewlett Packard Enterprise Co. 144A, 6.20%, 10/15/35 (a)	3,079
2,940,000	Oracle Corp., 2.65%, 7/15/26	2,958

		14,269

Telecommunication (4%)
2,255,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	2,349
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,659
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,658
2,500,000	Harris Corp., 2.70%, 4/27/20	2,562
3,015,000	Orange SA, 9.00%, 3/01/31	4,797
650,000	Time Warner Inc., 2.95%, 7/15/26	666
2,000,000	Time Warner Inc., 3.60%, 7/15/25	2,160
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,050
2,195,000	Tribune Media Co., 5.88%, 7/15/22	2,250
5,980,000	Verizon Communications Inc., 2.63%, 8/15/26	5,984

		26,135

Utility (2%)
1,690,000	Emera U.S. Finance LP 144A, 2.70%, 6/15/21 (a)	1,732
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,555
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,079

Principal or Shares	Security Description	Value (000)

1,435,861	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	$1,475
2,465,000	Southern Co., 2.95%, 7/01/23	2,563
3,250,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (a)	3,328

		12,732

Total Corporate Bond (Cost - $340,644)		353,307

FDIC Guaranteed (0%)
350,980	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (a) (Cost - $352)	351

Foreign Government (5%)
2,260,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	2,460
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20	2,449
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (a)(b)	1,540
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (c)	2,342
2,515,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	2,533
3,920,000	Mexico Government International Bond, 3.63%, 3/15/22	4,149
2,720,000	Panama Government International Bond, 5.20%, 1/30/20	3,004
3,005,000	Peruvian Government International Bond, 4.13%, 8/25/27	3,351
3,000,000	Philippine Government International Bond, 4.00%, 1/15/21	3,313
2,989,000	Poland Government International Bond, 5.13%, 4/21/21	3,412
2,180,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	2,237
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	3,044
2,330,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	2,581

Total Foreign Government (Cost - $35,274)		36,415

Mortgage Backed (32%)
1,464,190	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,406
5,230,961	CSMLT 2015-3 Trust 144A, 3.00%, 10/25/30 (a)	5,372
1,700,597	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	1,700
767,893	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	768
1,031,795	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/24	1,035
2,888,985	Fannie Mae Connecticut Avenue Securities, 1.69%, 5/25/25	2,895
1,144,907	Fannie Mae Connecticut Avenue Securities, 2.09%, 1/25/24	1,153

20

Principal or Shares	Security Description	Value (000)

3,085,000	Fannie Mae Connecticut Avenue Securities, 2.38%, 1/25/29	$3,093
2,093,777	Fannie Mae Connecticut Avenue Securities, 2.44%, 8/25/28	2,114
503,176	Fannie Mae Connecticut Avenue Securities, 2.49%, 10/25/23	508
1,276,252	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	1,295
895,000	Fannie Mae Connecticut Avenue Securities, 5.23%, 1/25/29	900
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.19%, 4/25/28	1,621
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.49%, 9/25/28	1,644
1,750,000	Fannie Mae Connecticut Avenue Securities, 10.74%, 1/25/29	1,750
1,700,000	Fannie Mae Connecticut Avenue Securities, 12.74%, 9/25/28	1,927
3,595,000	Federal Farm Credit Banks, 0.51%, 1/17/18	3,592
12,053,000	Federal National Mortgage Association, 6.25%, 5/15/29	17,665
6,810,000	FN, 2.50%, 15YR TBA (d)	7,054
20,100,000	FN, 3.00%, 30YR TBA (d)	20,918
1,800,000	FN, 3.00%, 15YR TBA (d)	1,889
14,920,000	FN, 3.50%, 30YR TBA (d)	15,759
25,030,000	FN, 4.00%, 30YR TBA (d)	26,836
15,360,000	FN, 4.50%, 30YR TBA (d)	16,752
2,733,275	FN 254766 30YR, 5.00%, 6/01/33	3,042
2,955,700	FN 725423 30YR, 5.50%, 5/01/34	3,350
1,762,498	FN 725424 30YR, 5.50%, 4/01/34	1,997
185,882	FN 725425 30YR, 5.50%, 4/01/34	211
4,108,529	FN 745418 30YR, 5.50%, 4/01/36	4,638
2,899,370	FN 995203 30YR, 5.00%, 7/01/35	3,226
2,631,614	FN AJ7689 30YR, 4.00%, 12/01/41	2,834
671,535	FN AQ7920 30YR, 3.00%, 12/01/42	701

1,233,649	FN AS5730 15YR, 3.00%, 9/01/30	1,295
5,506,629	FN AX3596 15YR, 3.00%, 7/01/27	5,797
5,896,963	Freddie Mac Gold Pool Q12837 30YR, 3.00%, 11/01/42	6,145
1,741,363	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.59%, 5/25/25	1,743
840,778	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.94%, 11/25/23	844
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.69%, 2/25/24	1,425
1,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.74%, 12/25/28	1,826
8,720,000	G2, 3.00%, 30YR TBA (d)	9,159
228,583	G2 5140 30YR, 4.50%, 8/20/41	249
863,983	G2 5175 30YR, 4.50%, 9/20/41	940
7,840,000	GN, 4.00%, 30YR TBA (d)	8,424
2,518,693	GN 745187 30YR, 4.50%, 7/15/40	2,806
2,050,446	GN AA5452 30YR, 3.50%, 7/15/42	2,194
131,474	Harborview Mortgage Loan Trust, 3.07%, 1/19/35	122
1,351,004	Hilton USA Trust 2013-HLF 144A, 1.49%, 11/05/30 (a)	1,354

Principal or Shares	Security Description	Value (000)

2,440,000	Hilton USA Trust 2013-HLT 144A, 2.66%, 11/05/30 (a)	$2,456
2,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	2,301
361,220	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	323
6,930,416	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	7,031
3,103,324	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	3,209
5,211,366	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.99%, 5/25/33 (a)	5,024
46,918	Landmark Mortgage Securities PLC, 0.80%, 6/17/38 GBP (c)	60
35,735	Morgan Stanley Mortgage Loan Trust, 2.53%, 7/25/34	36
1,082,135	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	1,133
1,801,072	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)	1,884
470,809	Prime Mortgage Trust, 5.00%, 10/25/35	462
2,004,696	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,628
66,132	Sequoia Mortgage Trust, 1.29%, 10/20/27	65
879,995	Sequoia Mortgage Trust, 1.45%, 2/25/43	859
5,016,875	Sequoia Mortgage Trust 144A, 3.00%, 5/25/43 (a)	5,117
1,848,441	Sequoia Mortgage Trust, 3.50%, 9/25/42	1,914
536,856	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	537
1,300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	1,300
11,387	Structured Asset Mortgage Investments Trust 2003-CL1, 3.88%, 7/25/32	12
6,345	Structured Asset Securities Corp. Mortgage Pass Through Certificates 2002-16A, 0.00%, 8/25/32	4
801,222	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 2.54%, 7/25/37	654
2,750,000	Wells Fargo Commercial Mortgage Trust 2015-Lc22, 3.84%, 9/15/58	3,085

Total Mortgage Backed (Cost - $238,665)		243,062

Municipal (1%)
6,730,000	Peralta Community College District, 0.55%, 8/05/20	6,730
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	809
1,495,000	State of California, 7.55%, 4/01/39	2,444
1,000,000	State of Washington, 1.70%, 7/01/20	1,005
365,000	University of California, 3.26%, 5/15/24	391

Total Municipal (Cost - $10,318)		11,379

U.S. Treasury (15%)
1,670,000	U.S. Treasury Note, 0.38%, 10/31/16	1,670
20,000,000	U.S. Treasury Note, 0.63%, 10/15/16	20,015
16,120,000	U.S. Treasury Note, 1.13%, 6/30/21	16,189
6,000,000	U.S. Treasury Note, 1.25%, 2/29/20 (e)	6,082
8,808,000	U.S. Treasury Note, 1.25%, 3/31/21	8,903

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

10,887,000	U.S. Treasury Note, 1.63%, 4/30/23	$11,135
8,700,000	U.S. Treasury Note, 1.63%, 5/15/26	8,830
17,455,000	U.S. Treasury Note, 2.50%, 5/15/46	18,658
16,590,000	U.S. Treasury Note, 2.88%, 8/15/45	19,061

Total U.S. Treasury (Cost - $107,646)		110,543

Investment Company (9%)
500,000	Payden Absolute Return Bond Fund, SI Class *	5,005
24,251,176	Payden Cash Reserves Money Market Fund *	24,251
1,814,022	Payden Emerging Markets Corporate Bond Fund, SI Class *	18,249
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	4,490
1,522,172	Payden Floating Rate Fund, SI Class *	15,161

Total Investment Company (Cost - $69,027)		67,156

Total (Cost - $852,630) (116%)		872,970
Liabilities in excess of Other Assets (-16%)		(123,033)

Net Assets (100%)		$749,937

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $13,998 and the total market value of the collateral held by the Fund is $14,760. Amounts in 000s.
(c)	Principal in foreign currency.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 14,834)	HSBC Bank USA, N.A.	$488
8/18/2016	Philippine Peso (Buy 352,120)	HSBC Bank USA, N.A.	4

			$492

Liabilities:
10/13/2016	British Pound (Sell 8,525)	State Street Bank & Trust Co.	$(176)
8/23/2016	Chinese Yuan (Sell 54,295)	Barclays Bank PLC	(50)
8/8/2016	Euro (Sell 2,020)	Citibank, N.A.	(18)
8/25/2016	New Taiwan Dollar (Sell 117,540)	HSBC Bank USA, N.A.	(103)
8/22/2016	New Zealand Dollar (Sell 15,931)	HSBC Bank USA, N.A.	(730)
8/18/2016	South Korean Won (Sell 8,519,000)	Barclays Bank PLC	(159)

			$(1,236)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
262	U.S. 10 Year Ultra Future	Sep-16	$(38,305)	$(1,458)
77	U.S. Long Bond Future	Sep-16	(13,432)	(777)
117	U.S. Treasury 10 Year Note Future	Sep-16	(15,566)	(27)
182	U.S. Treasury 5 Year Note Future	Sep-16	18,200	114
52	U.S. Ultra Bond Future	Sep-16	5,200	731

				$(1,417)

22

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
700,000	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23 (Cost - $697)	$702

Corporate Bond (97%)
Consumer Cyclical (10%)
800,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	827
648,024	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, 1/15/28	702
250,000	AutoZone Inc., 3.13%, 4/21/26	261
1,300,000	CVS Health Corp., 2.88%, 6/01/26	1,343
660,000	Dollar General Corp., 3.25%, 4/15/23	695
730,000	Ford Motor Co., 7.45%, 7/16/31	1,006
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	613
475,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	486
200,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 5.00%, 6/01/24 (b)	209
450,000	Lam Research Corp., 3.80%, 3/15/25	478
320,994	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (b)	295
755,000	Lowe’s Companies Inc., 3.70%, 4/15/46	799
315,000	Newell Brands Inc., 5.38%, 4/01/36	380
600,000	Penske Automotive Group Inc., 5.50%, 5/15/26	594
805,000	PulteGroup Inc., 5.00%, 1/15/27	808
740,000	Target Corp., 3.63%, 4/15/46	774
700,000	Tingyi Cayman Islands Holding Corp., 3.88%, 6/20/17	711
1,170,000	Walgreens Boots Alliance Inc., 3.45%, 6/01/26	1,228
500,000	WMG Acquisition Corp. 144A, 5.00%, 8/01/23 (b)	509

		12,718

Consumer Non-Cyclical (17%)
800,000	AbbVie Inc., 2.85%, 5/14/23	818
300,000	AbbVie Inc., 4.45%, 5/14/46	320
425,000	Actavis Funding SCS, 2.45%, 6/15/19	435
250,000	Actavis Funding SCS, 4.75%, 3/15/45	278
1,300,000	Aetna Inc., 2.80%, 6/15/23	1,340
600,000	Amgen Inc., 5.65%, 6/15/42	752
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	985
700,000	Baxalta Inc., 4.00%, 6/23/25	746
310,000	Block Financial LLC, 4.13%, 10/01/20	323
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	710
850,000	Equifax Inc., 3.25%, 6/01/26	881
900,000	Express Scripts Holding Co., 3.40%, 3/01/27	922
1,130,000	HCA Inc., 5.00%, 3/15/24	1,189
1,150,000	Kraft Heinz Foods Co. 144A, 4.38%, 6/01/46 (b)	1,256
650,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18 (c)	649
1,100,000	Molson Coors Brewing Co., 3.00%, 7/15/26	1,126
570,000	Mylan NV 144A, 3.95%, 6/15/26 (b)	595
550,000	Mylan NV 144A, 5.25%, 6/15/46 (b)	622
400,000	NBTY Inc., 144A, 7.63%, 5/15/21 (b)	409
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	244
945,000	Pfizer Inc., 7.20%, 3/15/39	1,465

Principal or Shares	Security Description	Value (000)

730,000	Post Holdings Inc. 144A, 5.00%, 8/15/26 (b)	$730
590,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (b)	614
900,000	Teleflex Inc., 4.88%, 6/01/26	923
1,900,000	Tenet Healthcare Corp., 6.00%, 10/01/20	2,019
850,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	866
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	434
480,000	Thermo Fisher Scientific Inc., 3.00%, 4/15/23	496
600,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	620

		22,767

Energy (8%)
985,000	Alberta Energy Co. Ltd., 7.38%, 11/01/31	1,076
476,872	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	516
700,000	Anadarko Petroleum Corp., 5.55%, 3/15/26 (c)	766
300,000	BP Capital Markets PLC, 3.12%, 5/04/26	306
600,000	Canadian Natural Resources Ltd., 5.90%, 2/01/18	631
250,000	Chevron Corp., 2.95%, 5/16/26	259
245,000	Devon Energy Corp., 2.25%, 12/15/18	245
500,000	Enterprise Products Operating LLC, 3.75%, 2/15/25	522
155,000	EOG Resources Inc., 6.88%, 10/01/18	172
444,000	Husky Energy Inc., 7.25%, 12/15/19	509
200,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	202
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	269
900,000	Phillips 66 Partners LP, 3.61%, 2/15/25	883
650,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (b)	708
900,000	Shell International Finance BV, 2.88%, 5/10/26	919
350,000	Suncor Energy Inc., 6.85%, 6/01/39	476
305,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	322
800,000	TransCanada PipeLines Ltd., 5.00%, 10/16/43	912
350,000	Valero Energy Corp., 6.63%, 6/15/37	392

		10,085

Financial (34%)
1,400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21	1,530
170,000	Air Lease Corp., 4.25%, 9/15/24	178
750,000	Ally Financial Inc., 3.25%, 2/13/18	759
1,120,000	American Tower Corp., 3.38%, 10/15/26	1,159
500,000	Ares Capital Corp., 4.88%, 11/30/18	521
1,000,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)(c)	1,048
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	1,271
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	840
700,000	Bank of America Corp., 3.50%, 4/19/26	732
600,000	Bank of America Corp., 4.00%, 1/22/25	624
330,000	Bank of America Corp., 7.63%, 6/01/19	382

23 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (b)	$387
1,170,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)	1,320
1,630,000	Capital One Financial Corp., 3.75%, 7/28/26	1,644
1,300,000	Care Capital Properties LP 144A, 5.13%, 8/15/26 (b)	1,319
750,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	792
700,000	Citigroup Inc., 3.40%, 5/01/26	723
265,000	Citigroup Inc., 4.45%, 9/29/27	279
275,000	Citizens Financial Group Inc., 2.38%, 7/28/21	277
1,135,000	Commonwealth Bank of Australia 144A, 2.85%, 5/18/26 (b)	1,160
500,000	Compass Bank, 1.85%, 9/29/17	499
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	510
610,000	Crown Castle International Corp., 3.70%, 6/15/26	644
625,000	Digital Realty Trust LP, 3.40%, 10/01/20	651
500,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	516
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	767
700,000	Fifth Third Bank/Cincinnati OH, 3.85%, 3/15/26	748
950,000	First Republic Bank/CA, 4.38%, 8/01/46	961
290,000	FS Investment Corp., 4.25%, 1/15/20	298

500,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	510
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	612
500,000	Goldman Sachs Group Inc., 6.45%, 5/01/36	618
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	525
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	509
1,185,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	1,190
1,050,000	JPMorgan Chase & Co., 2.70%, 5/18/23	1,067
440,000	Kimco Realty Corp., 3.40%, 11/01/22	464
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (b)	317
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (b)	589
1,000,000	Morgan Stanley, 2.50%, 4/21/21	1,013
600,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	963
870,000	Navient Corp., 6.63%, 7/26/21	881
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	699
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	700
340,000	People’s United Bank, 4.00%, 7/15/24	350
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	980
325,000	Prudential Financial Inc., 5.63%, 6/15/43	348
860,000	Raymond James Financial Inc., 3.63%, 9/15/26	875
210,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (b)	220
1,100,000	Regions Financial Corp., 3.20%, 2/08/21	1,138
430,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	433
470,000	Select Income REIT, 4.50%, 2/01/25	467
700,000	Senior Housing Properties Trust, 3.25%, 5/01/19	707

Principal or Shares	Security Description	Value (000)

230,000	Senior Housing Properties Trust, 6.75%, 4/15/20	$255
700,000	Sumitomo Mitsui Financial Group Inc., 2.06%, 7/14/21	700
105,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	106
950,000	SunTrust Bank/Atlanta GA, 3.30%, 5/15/26 (c)	987
250,000	Synchrony Financial, 2.70%, 2/03/20	253
250,000	Synchrony Financial, 3.75%, 8/15/21	264
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (b)	632
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	944
1,300,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	1,310

		44,165

Healthcare (1%)
110,000	Dignity Health, 3.13%, 11/01/22	114
740,000	Dignity Health, 4.50%, 11/01/42	806

		920

Industrial (4%)
530,000	Amcor Finance USA Inc. 144A, 3.63%, 4/28/26 (b)	555
440,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (b)	456
400,000	FedEx Corp., 4.50%, 2/01/65	421
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	462
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (b)	357
500,000	Pentair Finance SA, 2.90%, 9/15/18	504
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,495
825,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (b)	852

		5,102

Material (2%)
900,000	Ashland Inc., 4.75%, 8/15/22	937
155,000	Dow Chemical Co., 9.40%, 5/15/39	252
600,000	Goldcorp Inc., 3.70%, 3/15/23	625
500,000	Solvay Finance America LLC 144A, 4.45%, 12/03/25 (b)	545
445,000	Westvaco Corp., 7.95%, 2/15/31	600

		2,959

Technology (6%)
1,350,000	Broadridge Financial Solutions Inc., 3.40%, 6/27/26	1,393
635,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.45%, 6/15/23 (b)	674
280,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 8.10%, 7/15/36 (b)	320
835,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 8.35%, 7/15/46 (b)	956
500,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	523
400,000	Electronic Arts Inc., 3.70%, 3/01/21	427
500,000	Hewlett Packard Enterprise Co. 144A, 3.60%, 10/15/20 (b)	528
1,100,000	Intel Corp., 4.10%, 5/19/46	1,187
600,000	Oracle Corp., 2.65%, 7/15/26	604

24

Principal or Shares	Security Description	Value (000)

550,000	Oracle Corp., 4.00%, 7/15/46	$571

		7,183

Telecommunication (8%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	696
1,500,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	1,563
1,000,000	AT&T Inc., 4.50%, 5/15/35	1,059
250,000	AT&T Inc., 6.55%, 2/15/39	319
500,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (b)	584
600,000	Comcast Corp., 4.40%, 8/15/35	690
400,000	Orange SA, 9.00%, 3/01/31	636
1,000,000	Time Warner Inc., 2.95%, 7/15/26	1,025
400,000	Time Warner Inc., 7.63%, 4/15/31	571
900,000	Tribune Media Co., 5.88%, 7/15/22	923
1,300,000	Verizon Communications Inc., 4.13%, 8/15/46	1,319
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,063
280,000	Verizon Communications Inc., 4.86%, 8/21/46	316

		10,764

Utility (7%)
250,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	338
500,000	Dominion Resources Inc./VA, 4.10%, 4/01/21	535
520,000	Edison International, 2.95%, 3/15/23	532
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	635
690,000	Emera U.S. Finance LP 144A, 2.70%, 6/15/21 (b)	707
235,000	Entergy Louisiana LLC, 3.25%, 4/01/28	254
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	532
700,000	Exelon Corp., 3.40%, 4/15/26	739
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (b)	1,239
1,000,000	PPL Capital Funding Inc., 3.10%, 5/15/26	1,023
225,000	Sempra Energy, 9.80%, 2/15/19	270
397,958	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (b)	344
900,000	Southern Co., 4.40%, 7/01/46	1,001
1,340,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (b)	1,372

		9,521

Total Corporate Bond (Cost - $120,825)		126,184

Foreign Government (1%)
1,170,000	Qatar Government International Bond 144A, 2.38%, 6/02/21 (b)
	(Cost - $1,157)	1,181

Mortgage Backed (0%)
500,000	Fannie Mae Connecticut Avenue Securities, 5.23%, 1/25/29
	(Cost - $500)	503

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
3,822,352	Payden Cash Reserves Money Market Fund *
	(Cost - $3,822)	$3,822

Total (Cost - $127,001) (102%)		132,392
Liabilities in excess of Other Assets (-2%)		(2,314)

Net Assets (100%)		$130,078

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $2,349 the total market value of the collateral held by the Fund is $2,446. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 2,420)	HSBC Bank USA, N.A.	$93
8/23/2016	Chinese Yuan (Sell 9,584)	Barclays Bank PLC	8
8/18/2016	Philippine Peso (Buy 60,370)	HSBC Bank USA, N.A.	1

			$102

Liabilities:
10/13/2016	British Pound (Sell 1,469)	State Street Bank & Trust Co.	$(30)
8/25/2016	New Taiwan Dollar (Sell 19,110)	HSBC Bank USA, N.A.	(15)
8/22/2016	New Zealand Dollar (Sell 2,585)	HSBC Bank USA, N.A.	(123)
8/18/2016	South Korean Won (Sell 1,461,000)	Barclays Bank PLC	(27)

			$(195)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
53	U.S. 10 Year Ultra Future	Sep-16	$(7,749)	$(44)
9	U.S. Long Bond Future	Sep-16	1,570	32
27	U.S. Treasury 10 Year Note Future	Sep-16	3,592	25

				$13

25 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
962,809	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (a)	$960
1,250,000	Apidos CLO 144A, 1.83%, 4/15/25 (a)	1,236
1,600,000	Babson CLO Ltd. 144A, 1.80%, 4/20/25 (a)	1,585
500,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, 3.93%, 4/20/27 (a)	505
293,878	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	290
997,063	Colony American Homes 2015-1 144A, 1.68%, 7/17/32 (a)	994
500,000	Eaton Vance CLO 2015-1 Ltd. 144A, 4.90%, 10/20/26 (a)	501
541,270	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	540
605,888	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (a)	600
244,682	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	243
400,000	LCM XX LLC 144A, 4.45%, 10/20/27 (a)	390
500,000	LCM XXI LP 144A, 4.20%, 4/20/28 (a)	502
500,000	Octagon Investment Partners 26 Ltd. 144A, 4.03%, 4/15/27 (a)	502
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 2.20%, 4/15/26 (a)	1,000
1,000,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (a)	1,001
1,000,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)	993
1,250,000	Venture XVII CLO Ltd. 144A, 2.16%, 7/15/26 (a)	1,243
500,649	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	499
335,293	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	334
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (a)	809

Total Asset Backed (Cost - $14,692)		14,727

Bank Loans(b) (6%)
398,056	Akorn Inc. Term Loan B 1L, 5.25%, 4/16/21	402
594,000	Albertson’s LLC Term Loan B4 1L, 4.50%, 8/25/21	598
744,275	Allison Transmission Inc. Term Loan B3 1L, 3.50%, 8/23/19	746
591,302	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	594
500,000	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	502
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	655
490,001	Catalent Pharma Solutions Inc. Term Loan B 1L, 4.25%, 5/08/21	493
492,369	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	494
490,000	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	494
478,636	Libbey Glass Inc. Term Loan B 1L, 3.75%, 4/09/21	480
401,765	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	405

Principal or Shares	Security Description	Value (000)

490,022	Nortek Inc. Term Loan B 1L, 3.50%, 10/30/20	$491
498,750	Petco Animal Supplies Inc. Tearm Loan B1 1L, 5.00%, 1/26/23	503
592,500	PetSmart Inc. Term Loan B 1L, 4.25%, 3/10/22	594
2,500,000	Revlon Consumer Products Corp. Term Loan B 1L, 4.25%, 7/22/23	2,500
587,817	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	591
596,985	Trinseo Materials Finance Inc. Term Loan B 1L, 4.25%, 11/05/21	600
416,071	Vantiv LLC Term Loan B 1L, 3.50%, 6/13/21	418
291,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	293

Total Bank Loans (Cost - $11,757)		11,853

Corporate Bond (38%)
Consumer Cyclical (5%)
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	246
236,576	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (a)	247
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (c)	314
760,000	BMW U.S. Capital LLC 144A, 2.00%, 4/11/21 (a)	773
490,000	CVS Health Corp., 2.13%, 6/01/21	500
500,000	Dana Holding Corp., 5.38%, 9/15/21	522
350,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	354
247,000	Hyundai Capital America 144A, 1.88%, 8/09/16 (a)	247
500,000	Johnson Controls Inc., 1.40%, 11/02/17	501
400,000	L Brands Inc., 5.63%, 10/15/23	445
442,230	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	428
400,000	Levi Strauss & Co., 6.88%, 5/01/22	427
280,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	294
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	310
565,000	Newell Brands Inc., 3.85%, 4/01/23	605
500,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (a)	529
500,000	Regal Entertainment Group, 5.75%, 3/15/22	522
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	397
500,000	Southwest Airlines Co., 2.75%, 11/06/19	519
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	302
370,000	Walgreens Boots Alliance Inc., 2.60%, 6/01/21	379

		8,861

Consumer Non-Cyclical (6%)
180,000	AbbVie Inc., 2.30%, 5/14/21	184
300,000	AbbVie Inc., 2.50%, 5/14/20	308
300,000	AbbVie Inc., 3.20%, 11/06/22	315
605,000	Actavis Funding SCS, 2.45%, 6/15/19	619
960,000	Aetna Inc., 2.80%, 6/15/23	990
480,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	498
350,000	Baxalta Inc., 2.88%, 6/23/20	355
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	507
300,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	310

26

Principal or Shares	Security Description	Value (000)

300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	$303
690,000	Express Scripts Holding Co., 3.00%, 7/15/23	703
465,000	Hertz Corp., 6.75%, 4/15/19	474
470,000	LifePoint Health Inc., 5.50%, 12/01/21	494
635,000	Mylan NV 144A, 3.15%, 6/15/21 (a)	656
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	526
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	302
600,000	Pfizer Inc., 6.20%, 3/15/19	677
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	311
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	470
575,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	579
600,000	United Rentals North America Inc., 5.88%, 9/15/26	626
675,000	Zimmer Holdings Inc., 2.00%, 4/01/18	679

		10,886

Energy (3%)
650,000	Anadarko Petroleum Corp., 4.85%, 3/15/21	689
730,000	BP Capital Markets PLC, 3.06%, 3/17/22	767
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	386
730,000	Enterprise Products Operating LLC, 3.75%, 2/15/25	762
525,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (a)	570
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	308
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	407
600,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	613
750,000	Shell International Finance BV, 2.25%, 11/10/20	773
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (a)	904
275,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	290

		6,469

Financial (12%)
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	312
620,000	Air Lease Corp., 5.63%, 4/01/17	636
400,000	Aircastle Ltd., 5.50%, 2/15/22	430
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	202
410,000	Ally Financial Inc., 3.25%, 11/05/18	416
210,000	Bank of America Corp., 6.88%, 4/25/18	229
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (a)	487
520,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21 (a)(c)	535
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	288
650,000	BB&T Corp., 4.90%, 6/30/17	671
585,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	598
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	305
80,000	Capital One Financial Corp., 6.15%, 9/01/16	80
360,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (a)	380
375,000	Citigroup Inc., 4.45%, 9/29/27	394
130,000	Citigroup Inc., 6.13%, 12/29/49	135
750,000	Citizens Bank NA/Providence RI, 2.55%, 5/13/21	766

Principal or Shares	Security Description	Value (000)

425,000	Corrections Corp. of America, 4.63%, 5/01/23	$434
600,000	Credit Suisse/New York NY, 6.00%, 2/15/18	635
400,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	413
500,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (a)	512
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	426
420,000	Equinix Inc., 5.75%, 1/01/25	448
850,000	Export-Import Bank of India, 3.88%, 10/02/19	889
300,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	305
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	231
235,000	FS Investment Corp., 4.25%, 1/15/20	242
100,000	Goldman Sachs Group Inc., 5.30%, 12/29/49	102
600,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	685
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	229
300,000	HPHT Finance 15 Ltd. 144A, 2.25%, 3/17/18 (a)	302
530,000	HSBC USA Inc., 2.00%, 8/07/18	533
750,000	Jackson National Life Global Funding 144A, 1.88%, 10/15/18 (a)	759
360,000	KeyCorp, 2.90%, 9/15/20	375
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (a)	154
100,000	MetLife Inc., 5.25%, 12/29/49	100
235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	241
250,000	Morgan Stanley, 5.95%, 12/28/17	266
600,000	Pacific LifeCorp 144A, 6.00%, 2/10/20 (a)	673
950,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	958
600,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	604
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	171
350,000	Select Income REIT, 4.50%, 2/01/25	348
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	465
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	177
250,000	Simon Property Group LP, 2.50%, 7/15/21	259
260,000	State Street Corp., 1.95%, 5/19/21	264
600,000	Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	605
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	248
300,000	Synchrony Financial, 1.88%, 8/15/17	301
150,000	Synchrony Financial, 3.75%, 8/15/21	158
400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	411
455,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	458
165,000	Vornado Realty LP, 2.50%, 6/30/19	168
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	512
780,000	Wells Fargo & Co., 2.10%, 7/26/21	784

		22,709

Healthcare (0%)
700,000	Amgen Inc., 3.63%, 5/15/22	759

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Industrial (3%)
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.65%, 12/15/19 (a)	$354
600,000	BAE Systems Holdings Inc. 144A, 2.85%, 12/15/20 (a)	617
440,000	Ball Corp., 4.00%, 11/15/23	448
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	148
575,000	Fortive Corp. 144A, 2.35%, 6/15/21 (a)	588
450,000	GATX Corp., 2.50%, 3/15/19	454
450,000	John Deere Capital Corp., 2.30%, 9/16/19	463
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	513
450,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	449
250,000	Novelis Inc./GA, 8.75%, 12/15/20	261
475,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	485
230,000	Ryder System Inc., 2.50%, 5/11/20	232
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)(c)	891
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	525

		6,428

Material (1%)
400,000	CF Industries Inc., 6.88%, 5/01/18	434
720,000	Dow Chemical Co., 3.50%, 10/01/24	766
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	191
480,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20 (a)	502

		1,893

Technology (2%)
770,000	Apple Inc., 2.25%, 2/23/21	795
1,265,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	1,323
500,000	Microsoft Corp., 1.85%, 2/12/20	511
755,000	Oracle Corp., 1.90%, 9/15/21	758

		3,387

Telecommunication (4%)
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (d)	460
800,000	AT&T Inc., 3.40%, 5/15/25	830
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	314
300,000	CenturyLink Inc., 6.45%, 6/15/21	322
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (a)	447
500,000	DISH DBS Corp., 5.88%, 11/15/24	484
420,000	Level 3 Communications Inc., 5.75%, 12/01/22	440
250,000	Orange SA, 9.00%, 3/01/31	398
250,000	Sinclair Television Group Inc., 6.38%, 11/01/21	264
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	416
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	499
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	548
680,000	Time Warner Inc., 4.70%, 1/15/21	762
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	315
825,000	Verizon Communications Inc., 4.13%, 8/15/46	837
640,000	Verizon Communications Inc., 5.15%, 9/15/23	751

		8,087

Utility (2%)
750,000	Dominion Resources Inc./VA, 1.90%, 6/15/18	756
425,000	Edison International, 3.75%, 9/15/17	437
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	370

Principal or Shares	Security Description	Value (000)

430,000	Emera U.S. Finance LP 144A, 2.70%, 6/15/21 (a)	$441
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	532
300,000	NextEra Energy Capital Holdings Inc., 2.06%, 9/01/17	302
500,000	PG&E Corp., 2.40%, 3/01/19	511
775,000	Southern Co., 2.35%, 7/01/21	792
470,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.13%, 5/18/21 (a)	473
114,000	TransAlta Corp., 1.90%, 6/03/17	112

		4,726

Total Corporate Bond (Cost - $72,933)		74,205

FDIC Guaranteed (0%)
105,638	FDIC Structured Sale Guaranteed Notes 144A, 1.05%, 2/25/48 (a)
	(Cost - $106)	106

Foreign Government (6%)
650,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	701
755,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	834
710,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	797
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	583
566,000	Hungary Government International Bond, 4.13%, 2/19/18	586
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (a)	515
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (e)	398
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	650
1,160,000	Mexico Government International Bond, 3.63%, 3/15/22	1,228
525,000	Panama Government International Bond, 5.20%, 1/30/20	580
770,000	Peruvian Government International Bond, 4.13%, 8/25/27	858
545,000	Philippine Government International Bond, 4.00%, 1/15/21	602
520,000	Poland Government International Bond, 5.13%, 4/21/21	593
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (a)	575
430,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	478
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	769
600,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	664

Total Foreign Government (Cost - $11,085)		11,411

Mortgage Backed (20%)
231,073	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	201

28

Principal or Shares	Security Description	Value (000)

262,725	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	$226
375,019	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	282
586,625	American Home Mortgage Investment Trust 2006-3, 2.66%, 12/25/36	440
420,444	Banc of America Funding 2005-H Trust, 2.91%, 11/20/35	351
634,658	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	564
290,323	CHL Mortgage Pass-Through Trust 2004-29, 2.32%, 2/25/35	218
332,770	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	320
207,951	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	178
778,051	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	778
525,879	Fannie Mae Connecticut Avenue Securities, 2.44%, 8/25/28	531
854,107	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	866
1,000,000	Fannie Mae Connecticut Avenue Securities, 3.09%, 5/25/24	958
500,000	Fannie Mae Connecticut Avenue Securities, 3.39%, 7/25/24	490
500,000	Fannie Mae Connecticut Avenue Securities, 3.49%, 7/25/24	490
1,000,000	Fannie Mae Connecticut Avenue Securities, 5.49%, 7/25/25	1,060
400,000	Fannie Mae Connecticut Avenue Securities, 6.19%, 4/25/28	432
750,000	Fannie Mae Connecticut Avenue Securities, 6.49%, 9/25/28	822
500,000	Fannie Mae Connecticut Avenue Securities, 10.74%, 1/25/29	500
500,000	Fannie Mae Connecticut Avenue Securities, 12.74%, 9/25/28	567
3,195,000	Federal National Mortgage Association, 6.25%, 5/15/29	4,683
2,700,000	FN, 3.00%, 15YR TBA (f)	2,833
3,800,000	FN, 3.50%, 15YR TBA (f)	4,024
3,120,000	FN, 4.50%, 30YR TBA (f)	3,403
470,678	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 2/25/24	471
568,608	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.59%, 5/25/25	569
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.14%, 4/25/24	1,004
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.69%, 2/25/24	198
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.09%, 4/25/24	1,009
499,932	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.04%, 12/25/27	488
248,682	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.44%, 5/25/25	254

Principal or Shares	Security Description	Value (000)

499,976	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.29%, 3/25/28	$450
249,815	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.69%, 10/25/27	281
499,968	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.84%, 4/25/28	497
333,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.99%, 5/25/28	336
248,253	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.24%, 3/25/25	251
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.74%, 12/25/28	537
513,453	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.84%, 3/25/35 (a)	437
952,050	Hilton USA Trust 2013-HLF 144A, 1.50%, 11/05/30 (a)	954
450,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	450
90,993	JP Morgan Mortgage Trust 2006-A4, 3.11%, 6/25/36	79
572,762	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	581
409,230	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	423
1,075,361	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.99%, 5/25/33 (a)	1,037
221,346	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	232
209,136	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	215
786,717	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)	826
230,564	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	202
341,804	RFMSI Series 2006-SA2 Trust, 4.00%, 8/25/36	295
421,089	WaMu Mortgage Pass Through Certificates, 2.48%, 9/25/36	383
1,011,526	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.66%, 2/25/37	920

Total Mortgage Backed (Cost - $38,246)		38,596

Municipal (3%)
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	304
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,618
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,147
1,920,000	Peralta Community College District, 0.55%, 8/05/20	1,920

Total Municipal (Cost - $4,872)		4,989

U.S. Treasury (20%)
413,000	U.S. Treasury Bond, 2.50%, 5/15/46	442
2,130,000	U.S. Treasury Bond, 2.88%, 8/15/45	2,447
10,000,000	U.S. Treasury Note, 0.38%, 10/31/16	10,003
2,000,000	U.S. Treasury Note, 0.50%, 3/31/17	2,000
5,100,000	U.S. Treasury Note, 0.63%, 10/15/16	5,104

29 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

570,000	U.S. Treasury Note, 1.25%, 11/15/18 (g)	$577
3,740,000	U.S. Treasury Note, 1.38%, 5/31/21	3,802
2,810,000	U.S. Treasury Note, 1.63%, 4/30/23	2,874
9,006,000	U.S. Treasury Note, 1.63%, 2/15/26	9,140
3,650,000	U.S. Treasury Note, 1.63%, 5/15/26	3,705

Total U.S. Treasury (Cost - $39,422)		40,094

Stocks (2%)
Master Limited Partnership (0%)
19,200	Enterprise Products Partners LP	547
7,400	Magellan Midstream Partners LP	539

		1,086

Preferred Stock (1%)
3,750	Alexandria Real Estate Equities Inc., 6.45%	97
7,500	Bank of America Corp., 6.50%	205
6,650	BB&T Corp., 5.63%	181
8,000	Charles Schwab Corp., 5.95%	220
4,250	DDR Corp., 6.50%	110
4,050	Discover Financial Services, 6.50%	108
8,000	First Republic Bank, 5.50%	221
3,840	Goldman Sachs Group Inc., 6.30%	104
3,550	US Bancorp, 6.50%	109
7,800	Wells Fargo & Co., 6.00%	213

		1,568

Real Estate Investment Trust (1%)
6,630	Equity Residential	451
8,500	Prologis Inc.	463
1,600	Public Storage	382
2,360	Simon Property Group Inc.	536

		1,832

Total Stocks (Cost - $4,088)		4,486

Investment Company (5%)
10,354,320	Payden Cash Reserves Money Market Fund * (Cost - $10,354)	10,354

Total (Cost - $207,555) (107%)		210,821
Liabilities in excess of Other Assets (-7%)		(13,541)

Net Assets (100%)		$197,280

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $1,210 and the total market value of the collateral held by the Fund is $1,242. Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	Security was purchased on a delayed delivery basis.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 3,860)	HSBC Bank USA, N.A.	$127
8/19/2016	Mexican Peso (Sell 8,930)	Credit Suisse First Boston International	7
8/18/2016	Philippine Peso (Buy 90,250)	HSBC Bank USA, N.A.	1

			$135

Liabilities:
10/13/2016	British Pound (Sell 2,185)	State Street Bank &Trust Co.	$(45)
8/23/2016	Chinese Yuan (Sell 16,408)	Barclays Bank PLC	(16)
8/25/2016	New Taiwan Dollar (Sell 30,800)	HSBC Bank USA, N.A.	(27)
8/22/2016	New Zealand Dollar (Sell 4,146)	HSBC Bank USA, N.A.	(190)
8/18/2016	South Korean Won (Sell 2,183,000)	Barclays Bank PLC	(41)

			$(319)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
35	U.S. 10 Year Ultra Future	Sep-16	$(5,117)	$(195)
34	U.S. Long Bond Future	Sep-16	(5,931)	(361)
54	U.S. Treasury 10 Year Note Future	Sep-16	(7,185)	(55)
47	U.S. Treasury 5 Year Note Future	Sep-16	5,735	29
13	U.S. Ultra Bond Future	Sep-16	2,477	181

				$(401)

30

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (18%)
202,190	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (a)	$202
159,891	American Residential Properties 2014-SFR1 Trust 144A, 1.58%, 9/17/31 (a)	158
300,000	Apidos CLO 144A, 4.50%, 10/20/27 (a)	289
550,000	Babson CLO Ltd. 144A, 4.15%, 4/20/27 (a)	522
250,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.20%, 4/27/27 (a)	250
650,000	Cent CLO LP 144A, 1.83%, 7/23/25 (a)	643
189,177	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (a)	189
127,347	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	126
169,501	Colony American Homes 2015-1 144A, 1.68%, 7/17/32 (a)	169
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (a)	688
300,000	Dryden XXXI Senior Loan Fund 144A, 2.03%, 4/18/26 (a)	299
450,000	Dryden XXXI Senior Loan Fund 144A, 4.18%, 4/18/26 (a)	434
450,000	Eaton Vance CLO 2015-1 Ltd. 144A, 4.90%, 10/20/26 (a)	451
590,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (a)	583
256,391	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	256
322,489	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (a)	319
254,469	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	253
293,652	Invitation Homes 2015-SFR2 Trust 144A, 1.83%, 6/17/32 (a)	294
450,000	LCM XX LLC 144A, 4.45%, 10/20/27 (a)	439
250,000	Madison Park Funding XIII Ltd. 144A, 2.14%, 1/19/25 (a)	250
300,000	North End CLO Ltd. 2013-1 144A, 4.18%, 7/17/25 (a)	262
250,000	Octagon Investment Partners 24 Ltd. 144A, 2.10%, 5/21/27 (a)	249
450,000	OHA Credit Partners XI Ltd. 144A, 5.00%, 10/20/28 (a)	452
450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (a)	456
177,607	Progress Residential 2015-SFR1 Trust 144A, 1.88%, 2/17/32 (a)	178
505,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	521
300,000	Symphony CLO XII Ltd. 144A, 4.18%, 10/15/25 (a)	293
300,000	Trade MAPS 1 Ltd. 144A, 1.17%, 12/10/18 (a)	299
700,000	Venture XVII CLO Ltd. 144A, 2.16%, 7/15/26 (a)	696
580,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (a)	581
150,934	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	151

Principal or Shares	Security Description	Value (000)

115,534	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	$115
316,287	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	315
357,257	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	355
73,764	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	74
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (a)	634

Total Asset Backed (Cost - $12,378)		12,445

Bank Loans(b) (6%)
350,000	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	351
401,261	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	403
317,539	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	319
430,000	Charter Communications Operating LLC. Term Loan H 1L, 3.25%, 8/24/21	432
344,724	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	348
282,863	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	283
188,091	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	190
336,000	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23	337
230,736	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	232
330,000	NBTY Inc. Term Loan B 1L, 5.00%, 5/05/23	329
197,500	PetSmart Inc. Term Loan B 1L, 4.25%, 3/10/22	198
225,000	Rite Aid Corp., 4.88%, 6/21/21	226
294,656	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	296
205,193	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	206

Total Bank Loans (Cost - $4,121)		4,150

Corporate Bond (33%)
90,000	AbbVie Inc., 2.50%, 5/14/20	92
105,000	Actavis Funding SCS, 1.74%, 3/12/18	106
85,000	Actavis Funding SCS, 3.00%, 3/12/20	88
300,000	Air Canada 144A, 8.75%, 4/01/20 (a)	321
270,000	Air Lease Corp., 2.13%, 1/15/18	270
290,000	Aircastle Ltd., 4.63%, 12/15/18	305
110,000	Allstate Corp., 5.75%, 8/15/53	116
160,000	Ally Financial Inc., 3.25%, 11/05/18	162
90,000	Ally Financial Inc., 4.25%, 4/15/21	92
210,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	215
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	314
210,000	Amgen Inc., 2.13%, 5/01/20	215
110,000	Amgen Inc., 3.88%, 11/15/21	121
340,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (a)	346
205,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.65%, 12/15/19 (a)	207
145,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)(c)	152
100,000	Arizona Public Service Co., 2.20%, 1/15/20	102

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

150,000	AutoZone Inc., 2.50%, 4/15/21	$153
360,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	366
150,000	Baxalta Inc., 2.88%, 6/23/20	152
150,000	Baxalta Inc., 5.25%, 6/23/45	174
130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	131
125,000	Block Financial LLC, 4.13%, 10/01/20 (c)	130
300,000	Centene Corp., 5.63%, 2/15/21	318
380,000	Citigroup Inc., 2.05%, 12/07/18	384
250,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	253
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17 (c)	111
245,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)	254
340,000	Consolidated Edison Inc., 2.00%, 5/15/21	346
130,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	137
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	175
165,000	CSC Holdings LLC, 8.63%, 2/15/19	184
350,000	CSX Corp., 7.38%, 2/01/19	402
250,000	CVS Health Corp., 2.80%, 7/20/20	262
450,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	471
170,000	DISH DBS Corp., 4.25%, 4/01/18	175
130,000	DISH DBS Corp., 4.63%, 7/15/17	133
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (a)	379
420,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	431
160,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	167
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	213
80,000	Electronic Arts Inc., 3.70%, 3/01/21	85
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (a)	154
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	144
300,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	307
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (a)	257
200,000	FLIR Systems Inc., 3.13%, 6/15/21	208
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	204
345,000	Frontier Communications Corp., 6.25%, 9/15/21	337
150,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	153
310,000	Gilead Sciences Inc., 2.55%, 9/01/20	323
150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	154
180,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	194
130,000	HCA Inc., 4.25%, 10/15/19	136
90,000	HealthSouth Corp., 5.75%, 11/01/24	94
240,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	243
300,000	Hewlett Packard Enterprise Co. 144A, 3.60%, 10/15/20 (a)	317
210,000	Home Depot Inc., 2.00%, 4/01/21	216
70,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	70
180,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	183
200,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	202

Principal or Shares	Security Description	Value (000)

275,000	International Lease Finance Corp., 3.88%, 4/15/18	$284
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	173
150,000	KeyCorp, 2.30%, 12/13/18	153
150,000	Keysight Technologies Inc., 3.30%, 10/30/19	154
50,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	51
140,000	Kinder Morgan Energy Partners LP, 6.50%, 4/01/20	157
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	113
150,000	Kroger Co., 6.15%, 1/15/20	173
240,000	L Brands Inc., 5.63%, 2/15/22	265
180,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	190
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	146
300,000	Lloyds Bank PLC, 2.05%, 1/22/19	301
100,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	115
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	254
75,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	79
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	164
65,000	MGM Resorts International, 6.75%, 10/01/20	72
65,000	Michaels Stores Inc. 144A, 5.88%, 12/15/20 (a)	68
420,000	Microsoft Corp., 2.38%, 2/12/22	435
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	201
240,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	246
450,000	Morgan Stanley, 2.80%, 6/16/20	464
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (a)	327
310,000	Navient Corp., 6.00%, 1/25/17	316
290,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)	305
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	201
41,000	Reynolds American Inc., 3.25%, 6/12/20	43
125,000	Schaeffler Holding Finance BV 144A, 6.25%, 11/15/19 (a)	130
230,000	Shell International Finance BV, 2.25%, 11/10/20	237
290,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)	300
300,000	Southern Co., 2.75%, 6/15/20	312
140,000	Southern Power Co., 1.50%, 6/01/18	141
255,000	Sprint Communications Inc., 8.38%, 8/15/17	265
275,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	280
290,000	Tenet Healthcare Corp., 6.00%, 10/01/20	308
140,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	141
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	307
150,000	Time Warner Inc., 2.10%, 6/01/19	153
140,000	Under Armour Inc., 3.25%, 6/15/26	143
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (a)	93
150,000	Ventas Realty LP / Ventas Capital Corp., 2.70%, 4/01/20	154
80,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	84

32

Principal or Shares	Security Description	Value (000)

350,000	Visa Inc., 2.20%, 12/14/20	$361
40,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	45
210,000	Westpac Banking Corp., 2.60%, 11/23/20	218
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (a)	436
60,000	Zimmer Holdings Inc., 1.45%, 4/01/17	60
40,000	Zimmer Holdings Inc., 2.00%, 4/01/18	40

Total Corporate Bond (Cost - $22,243)		22,764

Foreign Government (4%)
600,000	Argentine Republic Government International Bond 144A, 6.25%, 4/22/19 (a)	638
320,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	359
300,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	342
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	350
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	201
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	321
300,000	Serbia International Bond 144A, 5.88%, 12/03/18 (a)	319

Total Foreign Government (Cost - $2,462)		2,530

Mortgage Backed (34%)
879,278	Alternative Loan Trust 2005-56, 1.22%, 11/25/35	750
279,996	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	209
342,304	Alternative Loan Trust 2006-HY11, 0.61%, 6/25/36	270
282,449	American Home Mortgage Investment Trust 2006-3, 2.66%, 12/25/36	212
266,564	Banc of America Funding 2005-H Trust, 2.91%, 11/20/35	223
149,670	Bear Stearns ALT-A Trust 2006-6, 2.94%, 11/25/36	113
239,696	Bear Stearns ARM Trust 2007-3, 3.13%, 5/25/47	217
278,710	CHL Mortgage Pass-Through Trust 2004-29, 2.32%, 2/25/35	209
246,181	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.79%, 3/20/36	198
623,160	Connecticut Avenue Securities, 1.44%, 5/25/24	624
222,300	Connecticut Avenue Securities, 1.44%, 5/25/24	222
100,369	Connecticut Avenue Securities, 1.69%, 7/25/24	101
198,802	Connecticut Avenue Securities, 2.59%, 11/25/24	200
341,219	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	323
216,301	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	208
585,455	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36	524
343,090	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	293

Principal or Shares	Security Description	Value (000)

171,752	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	$147
298,243	Fannie Mae Connecticut Avenue Securities, 1.64%, 5/25/25	299
268,304	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/24	269
550,000	Fannie Mae Connecticut Avenue Securities, 1.94%, 1/25/29	551
89,392	Fannie Mae Connecticut Avenue Securities, 1.99%, 2/25/25	90
841,243	Fannie Mae Connecticut Avenue Securities, 1.99%, 7/25/25	844
235,512	Fannie Mae Connecticut Avenue Securities, 2.19%, 4/25/28	237
186,598	Fannie Mae Connecticut Avenue Securities, 2.44%, 11/25/24	188
608,656	Fannie Mae Connecticut Avenue Securities, 2.44%, 8/25/28	615
228,716	Fannie Mae Connecticut Avenue Securities, 2.49%, 10/25/23	231
294,520	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	299
400,000	Fannie Mae Connecticut Avenue Securities, 4.49%, 5/25/25	411
350,000	Fannie Mae Connecticut Avenue Securities, 5.23%, 1/25/29	352
250,000	Fannie Mae Connecticut Avenue Securities, 5.49%, 7/25/25	263
150,000	Fannie Mae Connecticut Avenue Securities, 5.49%, 7/25/25	159
450,000	Fannie Mae Connecticut Avenue Securities, 6.19%, 4/25/28	486
400,000	Fannie Mae Connecticut Avenue Securities, 6.49%, 9/25/28	438
225,757	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	184
221,342	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.39%, 10/25/27	221
164,737	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 2/25/24	165
92,649	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.54%, 3/25/25	93
492,286	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.69%, 11/25/28	494
147,336	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.74%, 3/25/28	148
850,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.14%, 4/25/24	853
74,545	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.14%, 8/25/24	75
1,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.19%, 3/25/28	1,409
247,872	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.99%, 1/25/25	271
437,668	GreenPoint MTA Trust 2005-AR1, 0.93%, 6/25/45	385

33 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

242,576	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.84%, 3/25/35 (a)	$206
325,363	GSMPS Mortgage Loan Trust 2005-RP3 144A, 0.84%, 9/25/35 (a)	265
159,971	HomeBanc Mortgage Trust 2004-1, 1.35%, 8/25/29	149
230,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	230
285,982	JP Morgan Mortgage Trust 2006-A3, 2.97%, 5/25/36	256
244,757	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)	250
659,325	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 2.86%, 8/25/36	611
175,339	New Residential Mortgage Loan Trust 2014-3 144A, 5.68%, 11/25/54 (a)	191
104,568	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	107
265,089	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)	278
359,741	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)	377
112,207	Provident Funding Mortgage Loan Trust 2005-2, 3.03%, 10/25/35	111
360,135	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	329
104,419	Sequoia Mortgage Trust, 1.29%, 10/20/27	102
232,919	Sequoia Mortgage Trust 2007-1, 2.78%, 2/20/47	200
192,373	Springleaf Mortgage Loan Trust 2013-1 144A, 1.27%, 6/25/58 (a)	192
458,123	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.70%, 8/25/36	348
686,440	WaMu Mortgage Pass-Through Certificates, 0.77%, 11/25/45	602
92,742	WaMu Mortgage Pass-Through Certificates, 0.78%, 10/25/45	87
168,194	WaMu Mortgage Pass-Through Certificates, 0.78%, 12/25/45	155
499,470	WaMu Mortgage Pass-Through Certificates, 1.10%, 8/25/45	342
127,916	WaMu Mortgage Pass-Through Certificates, 2.40%, 6/25/37	115
123,850	WaMu Mortgage Pass-Through Certificates, 2.48%, 9/25/36	113
270,488	WaMu Mortgage Pass-Through Certificates, 2.61%, 8/25/46	237
1,108,112	WaMu Mortgage Pass-Through Certificates, 2.70%, 7/25/37	1,002
1,062,102	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.66%, 2/25/37	966
590,269	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	589
56,543	Wells Fargo Mortgage Backed Securities Trust, 2.90%, 6/25/35	54

Total Mortgage Backed (Cost - $23,417)		23,537

U.S. Treasury (3%)

Principal or Shares	Security Description	Value (000)

2,000,000	U.S. Treasury Bill, 1.60%, 8/18/16 (d) (Cost - $2,000)	$2,000

Purchased Put Options (0%)
187	iShares 20+ Year Treasury Bond ETF, 129, 8/12/16	—
251	iShares 20+ Year Treasury Bond ETF, 131, 9/02/16	3
27	S & P 500 Index, 1750, 8/19/16	1
200	S & P 500 Index, 1800, 8/12/16	2
196	S & P 500 Index, 1825, 8/31/16	15

Total Purchased Put Options (Cost - $42)		21

Investment Company (4%)
2,505,230	Payden Cash Reserves Money Market Fund * (Cost - $2,505)	2,505

Total (Cost - $69,168) (102%)		69,952
Liabilities in excess of Other Assets (-2%)		(1,151)

Net Assets (100%)		$68,801

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $393 and the total market value of the collateral held by the Fund is $409. Amount in 000s.
(d)	Yield to maturity at time of purchase.

34

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 1,367)	HSBC Bank USA, N.A.	$45
10/28/2016	Brazilian Real (Buy 677)	HSBC Bank USA, N.A.	2
10/28/2016	Colombian Peso (Sell 634,000)	State Street Bank & Trust Co.	—
8/18/2016	South Korean Won (Buy 375,000)	Barclays Bank PLC	7
8/25/2016	Swedish Krona (Buy 5,920)	HSBC Bank USA, N.A.	4

			$58

Liabilities:
10/13/2016	British Pound (Sell 786)	State Street Bank & Trust Co.	$(16)
8/23/2016	Chinese Yuan (Sell 5,118)	Barclays Bank PLC	(5)
8/25/2016	Euro (Sell 624)	HSBC Bank USA, N.A.	(10)
8/25/2016	New Taiwan Dollar (Sell 10,880)	HSBC Bank USA, N.A.	(10)
8/22/2016	New Zealand Dollar (Sell 1,468)	HSBC Bank USA, N.A.	(67)
8/18/2016	Philippine Peso (Buy 31,670)	HSBC Bank USA, N.A.	(3)
8/18/2016	South Korean Won (Sell 1,141,000)	BNP PARIBAS	(12)

			$(123)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
10	U.S. Long Bond Future	Sep-16	$(1,744)	$(104)
28	U.S. Treasury 10 Year Note Future	Sep-16	3,725	29
16	U.S. Treasury 5 Year Note Future	Sep-16	1,952	10
7	U.S. Ultra Bond Future	Sep-16	1,334	(3)

				$(68)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
Markit CDX, North America Investment Grade Series 26 Index	5.00%	Chicago Mercantile	Jun-21	USD 6,050	$(14)

35 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 4.20%, 4/20/25 (a)	$1,723
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.43%, 4/18/25 (a)	1,478
1,500,000	CIFC Funding 2013-III Ltd. 144A, 3.96%, 10/24/25 (a)	1,435
1,500,000	Dryden XXVIII Senior Loan Fund 144A, 3.83%, 8/15/25 (a)	1,435
1,500,000	Madison Park Funding XIII Ltd. 144A, 4.04%, 1/19/25 (a)	1,444
1,500,000	North End CLO Ltd. 2013-1 144A, 4.18%, 7/17/25 (a)	1,311
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 4.68%, 1/15/24 (a)	1,222

Total Asset Backed (Cost - $10,325)		10,048

Bank Loans (80%)
Consumer Cyclical (24%)
2,450,000	Air Canada Corp. Term Loan B 1L, 4.00%, 9/26/19	2,469
2,635,807	Allison Transmission Inc. Term Loan B3 1L, 3.50%, 8/23/19	2,641
394,202	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	396
1,955,925	Burger King Term Loan B2 1L, 3.75%, 12/12/21	1,967
1,330,000	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	1,334
2,360,000	Clubcorp Club Operations Inc. Term Loan B 1L, 4.25%, 12/08/22	2,375
1,750,468	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	1,764
575,643	Fiat SpA Term Loan B 1L, 3.25%, 12/31/18	577
2,466,426	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	2,482
2,500,000	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/01/23	2,507
1,651,340	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 4/14/21	1,642
1,364,678	Landry’s Inc., 4.00%, 4/24/18	1,369
2,500,000	Nexeo Solutions LLC Term Loan B 1L, 5.25%, 6/09/23	2,515
1,000,000	Npc International Inc. Term Loan B 1L, 4.75%, 12/28/18	1,001
2,979,856	Party City Term Loan B 1L, 4.25%, 8/19/22	2,984
1,606,000	Petco Animal Supplies Inc. Term Loan B1 1L, 5.00%, 1/26/23	1,619
2,970,000	PetSmart Inc. Term Loan B 1L, 4.25%, 3/10/22	2,980
2,800,000	Rite Aid Corp., 4.88%, 6/21/21	2,811
2,436,869	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	2,449
1,496,164	Scientific Games International Inc. Term Loan B 1L, 6.00%, 10/18/20	1,497
2,000,000	Smart & Final Term Loan B 1L, 4.00%, 11/15/19	1,998
1,166,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	1,172
1,000,000	Yum Term Loan B 1L, 2.75%, 6/16/23	1,007

		43,556

Principal or Shares	Security Description	Value (000)

Consumer Discretionary (3%)
1,691,205	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	$1,698
1,607,059	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	1,619
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	2,194

		5,511

Consumer Non-Cyclical (18%)
2,970,000	Albertson’s LLC Term Loan B4 1L, 4.50%, 8/25/21	2,989
2,347,070	B and G Foods Inc. Term Loan B 1L, 3.75%, 10/05/22	2,363
950,081	Chs/Community Health Systems Inc., 4.00%, 1/27/21	940
1,969,849	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	1,987
2,112,116	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	2,115
3,000,000	Dell International LLC Term Loan B 1L, 4.00%, 6/02/23	3,005
497,500	Endo International Term Loan B 1L, 3.75%, 9/25/22	493
2,443,750	Grifols SA Term Loan B 1L, 3.00%, 2/27/21	2,456
1,960,004	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 4/09/21	1,950
1,167,000	Live Nation Entertainment Inc. Term Loan B 1L, 3.50%, 8/16/20	1,174
1,000,000	Multiplan Inc. Term Loan B 1L, 5.00%, 5/25/23	1,012
2,500,000	NBTY Inc. Term Loan B 1L, 5.00%, 5/05/23	2,494
1,496,250	Quorum Health Term Loan 1L, 6.75%, 4/29/22	1,514
2,481,061	Servicemaster Co. LLC Term Loan B 1L, 4.25%, 7/01/21	2,496
2,481,250	Sterigenics-Nordion Term Loan B 1L, 4.25%, 4/27/22	2,475
2,500,000	U.S. Foodservice Inc. Term Loan B 1L, 4.00%, 6/27/23	2,516

		31,979

Consumer Staple (1%)
2,027,747	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,031

Energy (2%)
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	2,619

Financial (7%)
910,238	Asurion LLC, 5.00%, 7/30/22	913
1,011,927	Asurion LLC Term Loan B1 1L, 5.00%, 5/24/19	1,015
2,970,000	Communications Sales & Leasing Corp. Term Loan B 1L, 5.00%, 10/16/22	2,973
2,000,000	International Finance Corp. Term Loan B 1L, 3.50%, 3/06/21	2,012
498,750	Mgp Term Loan B 1L, 4.00%, 4/07/23	503
577,246	Realogy Group LLC Term Loan B 1L, 3.75%, 7/14/20	582
1,944,724	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	1,947

36

Principal or Shares	Security Description	Value (000)

1,955,000	Stena Term Loan B 1L, 4.00%, 3/03/21	$1,661
1,664,286	Vantiv LLC Term Loan B 1L, 3.50%, 6/13/21	1,673

		13,279

Healthcare (2%)
2,143,431	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	2,047
2,450,000	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,380

		4,427

Industrial (8%)
1,495,174	AECOM Technology Corp. Term Loan B 1L, 3.75%, 10/17/21	1,507
2,229,129	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	2,237
360,905	Berry Plastics Group Inc. Term Loan H 1L, 3.75%, 10/01/22	363
1,974,874	CD&R Millennium Holdco, 4.50%, 7/31/21	1,974
2,450,108	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,454
2,500,000	Reynolds Group Holdings Inc., 4.50%, 12/01/18	2,506
1,457,205	Transdigm Inc. Term Loan F 1L, 3.75%, 6/08/23	1,450
2,500,000	Trinseo Materials Finance Inc. Term Loan B 1L, 4.25%, 11/05/21	2,512

		15,003

Material (4%)
1,578,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	1,585
2,456,250	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/31/21	2,442
2,968,788	Ineos U.S. Finance LLC Term Loan 1L, 4.25%, 3/12/22	2,971

		6,998

Technology (5%)
1,826,928	Applied Systems Inc. Term Loan B 1L, 4.00%, 1/23/21	1,833
2,381,544	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	2,391
2,487,011	Infor U.S. Inc. Term Loan B5 1L, 3.75%, 6/03/20	2,463
1,200,000	Multiplan Inc. Term Loan B 1L, 5.00%, 4/26/22	1,215
1,800,000	WDC Term Loan B 1L, 6.25%, 3/16/23	1,822

		9,724

Telecommunication (6%)
1,000,000	Charter Communications Operating LLC Term Loan I 1L, 3.50%, 1/24/23	1,006
2,139,500	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	2,143
2,481,250	Commscope Term Loan 1L GTD, 3.75%, 12/29/22	2,497

Principal or Shares	Security Description	Value (000)

1,250,000	Numericable U.S. LLC Term Loan B 1L, 5.00%, 1/15/24	$1,256
1,960,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/24/21	1,964
1,500,000	Virgin Media Investment Holdings Ltd. Term Loan F 1L, 3.50%, 6/30/23	1,496

		10,362

Total Bank Loans (Cost - $145,272)		145,489

Corporate Bond (6%)
816,000	AES Corp./VA, 3.67%, 6/01/19	816
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,014
2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.65%, 12/15/19 (a)	2,124
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.42%, 12/01/17	1,003
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,054
1,210,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	1,275
700,000	MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer Inc. 144A, 5.63%, 5/01/24 (a)	751
1,000,000	Navient Corp., 6.00%, 1/25/17	1,019
1,000,000	Novelis Inc., 8.38%, 12/15/17	1,022
1,000,000	Tenet Healthcare Corp., 4.15%, 6/15/20	998

Total Corporate Bond (Cost - $10,879)		11,076

Mortgage Backed (2%)
800,000	Fannie Mae Connecticut Avenue Securities, 12.74%, 9/25/28	907
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.09%, 4/25/24	681
349,952	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.04%, 12/25/27	342
994,730	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.44%, 5/25/25	1,018
667,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.99%, 5/25/28	672

Total Mortgage Backed (Cost - $3,487)		3,620

Investment Company (10%)
18,327,387	Payden Cash Reserves Money Market Fund * (Cost - $18,327)	18,327

Total (Cost - $188,290) (104%)		188,560
Liabilities in excess of Other Assets (-4%)		(7,350)

Net Assets (100%)		$181,210

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

37 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
2,222,163	HCA Inc. Term Loan B4 1L, 3.38%, 5/01/18 (Cost - $2,210)	$2,231

Corporate Bond (93%)
Consumer Cyclical (21%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)	4,824
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)(c)	3,255
3,901,772	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)	4,063
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (c)	3,038
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,737
1,889,000	Aramark Services Inc. 144A, 4.75%, 6/01/26 (b)	1,913
1,000,000	Aramark Services Inc., 5.13%, 1/15/24 (c)	1,035
3,000,000	CalAtlantic Group Inc., 5.25%, 6/01/26 (c)	3,037
3,400,000	Caleres Inc., 6.25%, 8/15/23	3,493
3,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	3,911
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,657
2,000,000	Dana Inc., 5.50%, 12/15/24 (c)	2,037
3,550,000	Dollar Tree Inc., 5.75%, 3/01/23	3,852
5,000,000	General Motors Financial Co. Inc., 4.25%, 5/15/23	5,252
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,305
3,600,000	Hanesbrands Inc. 144A, 4.88%, 5/15/26 (b)	3,699
3,000,000	JC Penney Corp. Inc., 8.13%, 10/01/19 (c)	3,150
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,881
5,750,000	Landry’s Holdings II Inc. 144A, 10.25%, 1/01/18 (b)	5,872
3,300,000	Lennar Corp., 4.50%, 11/15/19	3,486
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,498
5,025,000	MGM Resorts International, 5.25%, 3/31/20	5,377
4,500,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	4,731
3,410,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	3,606
3,200,000	Penske Automotive Group Inc., 5.50%, 5/15/26	3,168
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,180
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	3,781
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	3,157
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	4,120
3,150,000	Six Flags Entertainment Corp. 144A, 4.88%, 7/31/24 (b)	3,166
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	3,929
5,500,000	Taylor Morrison Communities Inc. / Monarch Communities Inc. 144A, 5.63%, 3/01/24 (b)	5,555
5,000,000	Tempur Sealy International Inc. 144A, 5.50%, 6/15/26 (b)	5,072
4,500,000	United Continental Holdings Inc., 6.00%, 12/01/20 (c)	4,781
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23 (b)	959

		130,577

Consumer Non-Cyclical (11%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20	2,798
504,000	Aramark Services Inc, 5.75%, 3/15/20	520
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	4,982

Principal or Shares	Security Description	Value (000)

4,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	$3,940
4,000,000	C&S Group Enterprises LLC 144A, 5.38%, 7/15/22 (b)	3,860
2,750,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (b)	2,915
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	4,343
3,000,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	2,715
3,500,000	Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3,666
4,500,000	Hertz Corp., 6.25%, 10/15/22	4,748
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,233
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,097
2,000,000	LifePoint Health Inc. 144A, 5.38%, 5/01/24 (b)	2,050
1,000,000	LifePoint Health Inc., 5.50%, 12/01/21	1,052
3,050,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)	2,943
3,100,000	NBTY Inc. 144A, 7.63%, 5/15/21 (b)	3,170
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 6.88%, 2/15/21	3,744
2,900,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC 144A, 7.00%, 7/15/24 (b)	3,070
3,300,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	3,465
3,500,000	United Rentals North America Inc., 5.88%, 9/15/26	3,653

		64,964

Energy (7%)
5,000,000	Continental Resources Inc./OK, 5.00%, 9/15/22 (c)	4,700
2,650,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	2,925
3,250,000	Laredo Petroleum Inc., 7.38%, 5/01/22 (c)	3,177
4,750,000	Nielsen Co. Luxembourg SARL 144A, 5.50%, 10/01/21 (b)	4,946
3,150,000	QEP Resources Inc., 5.25%, 5/01/23	2,985
3,150,000	Range Resources Corp., 5.75%, 6/01/21	3,071
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	3,112
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,266
4,300,000	Southwestern Energy Co., 4.10%, 3/15/22	3,827
1,850,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (b)	1,875
2,700,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (b)	2,761
3,000,000	Tesoro Corp., 5.38%, 10/01/22 (c)	3,094
3,350,000	WPX Energy Inc., 6.00%, 1/15/22 (c)	3,049

		41,788

Financial (18%)
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21	3,826
4,275,000	Air Lease Corp., 4.25%, 9/15/24	4,467
4,100,000	Aircastle Ltd., 5.13%, 3/15/21 (c)	4,392
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,965
3,800,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)	3,980
3,000,000	Bank of America Corp., 5.13%, 12/29/49 (c)	2,936
3,000,000	CIT Group Inc., 5.00%, 8/15/22	3,165
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,888
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,825

38

Principal or Shares	Security Description	Value (000)

1,600,000	Citigroup Inc., 6.13%, 12/29/49	$1,666
3,500,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (b)	3,620
3,000,000	Corrections Corp. of America, 5.00%, 10/15/22	3,154
3,550,000	Credit Acceptance Corp., 7.38%, 3/15/23	3,568
3,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	3,082
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22	3,834
1,400,000	Goldman Sachs Group Inc., 5.30%, 12/29/49	1,426
3,000,000	Goldman Sachs Group Inc., 5.38%, 12/29/49	3,050
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38	3,841
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/01/20	4,311
4,300,000	International Lease Finance Corp., 4.63%, 4/15/21	4,612
2,600,000	International Lease Finance Corp., 8.63%, 1/15/22	3,266
3,000,000	JPMorgan Chase & Co., 5.30%, 12/29/49	3,096
1,600,000	MetLife Inc., 5.25%, 12/29/49	1,605
4,000,000	Morgan Stanley, 5.45%, 7/29/49	3,935
2,900,000	MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/01/26 (c)	3,056
3,250,000	Navient Corp., 4.88%, 6/17/19	3,274
3,000,000	Navient Corp., 6.00%, 1/25/17	3,058
4,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)(c)	3,920
3,500,000	Radian Group Inc., 5.25%, 6/15/20	3,640
4,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	4,080

		110,538

Healthcare (6%)
2,400,000	CHS/Community Health Systems Inc., 6.88%, 2/01/22	2,076
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19 (c)	1,932
4,000,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)	3,420
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,240
4,750,000	HCA Inc., 6.50%, 2/15/20	5,243
4,950,000	HCA Inc., 7.50%, 2/15/22	5,631
3,000,000	HealthSouth Corp., 5.75%, 11/01/24	3,127
3,000,000	RegionalCare Hospital Partners Holdings Inc. 144A, 8.25%, 5/01/23 (b)	3,131
2,740,000	Tenet Healthcare Corp., 5.00%, 3/01/19	2,651
2,200,000	Tenet Healthcare Corp., 5.50%, 3/01/19	2,156
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,022
4,450,000	VPII Escrow Corp. 144A, 7.50%, 7/15/21 (b)(c)	4,161

		38,790

Industrial (4%)
3,859,562	Ardagh Finance Holdings SA 144A, 8.63%, 6/15/19 (b)	3,995
2,450,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 7.25%, 5/15/24 (b)	2,597
2,200,000	Ball Corp., 5.25%, 7/01/25	2,384

Principal or Shares	Security Description	Value (000)

3,300,000	Berry Plastics Corp., 5.13%, 7/15/23	$3,424
1,965,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	1,732
5,000,000	CNH Industrial Capital LLC, 4.38%, 11/06/20 (c)	5,156
3,200,000	Novelis Inc./GA, 8.75%, 12/15/20	3,336
3,200,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 6.75%, 5/01/22 (b)	3,352

		25,976

Material (4%)
5,600,000	ArcelorMittal, 7.25%, 2/25/22	6,160
1,000,000	Ashland Inc., 4.75%, 8/15/22	1,041
3,550,000	Constellium NV 144A, 7.88%, 4/01/21 (b)(c)	3,728
5,700,000	Freeport-McMoRan Copper & Gold Inc., 3.55%, 3/01/22 (c)	4,902
3,050,000	INEOS Group Holdings SA 144A, 5.63%, 8/01/24 (b)	3,019
3,000,000	PQ Corp. 144A, 6.75%, 11/15/22 (b)	3,163

		22,013

Technology (1%)
1,400,000	CDW LLC / CDW Finance Corp., 5.50%, 12/01/24	1,467
2,900,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (b)	3,113
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	542
2,750,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	3,104

		8,226

Telecommunication (20%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)	3,258
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	3,162
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	5,213
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,756
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,363
3,800,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)	3,914
3,200,000	CommScope Technologies Finance LLC 144A, 6.00%, 6/15/25 (b)	3,392
3,800,000	Consolidated Communications Inc., 6.50%, 10/01/22	3,515
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	3,898
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,510
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,059
2,900,000	Equinix Inc., 5.38%, 4/01/23	3,046
4,000,000	Frontier Communications Corp., 7.63%, 4/15/24	3,710
2,100,000	Frontier Communications Corp., 10.50%, 9/15/22	2,276
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	3,688
3,000,000	Neptune Finco Corp. 144A, 10.88%, 10/15/25 (b)	3,518
3,250,000	Nexstar Escrow Corp. 144A, 5.63%, 8/01/24 (b)	3,311
2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)	2,504
1,750,000	Numericable-SFR SA 144A, 7.38%, 5/01/26 (b)	1,750

39 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,320,000	SBA Communications Corp., 5.63%, 10/01/19	$4,471
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21	4,853
3,400,000	Sirius XM Radio Inc. 144A, 5.38%, 7/15/26 (b)	3,474
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	1,768
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,061
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	8,944
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	1,898
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,377
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,090
5,500,000	T-Mobile USA Inc., 6.50%, 1/15/26 (c)	5,977
3,000,000	T-Mobile USA Inc., 6.63%, 4/01/23	3,231
3,840,000	Tribune Media Co., 5.88%, 7/15/22	3,936
4,350,000	Windstream Corp., 7.50%, 6/01/22 (c)	4,024

		119,947

Utility (1%)
1,568,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)	1,666
4,000,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)	3,810

		5,476

Total Corporate Bond (Cost - $553,655)		568,295

Mortgage Backed (2%)
2,000,000	Fannie Mae Connecticut Avenue Securities, 10.74%, 1/25/29	2,000
2,000,000	Fannie Mae Connecticut Avenue Securities, 12.74%, 9/25/28	2,267
1,449,802	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.04%, 12/25/27	1,415
2,163,537	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.44%, 5/25/25	2,215
374,722	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.69%, 10/25/27	421
1,936,377	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.24%, 3/25/25	1,955

Total Mortgage Backed (Cost - $9,924)		10,273

Stocks (2%)
Preferred Stock (1%)
12,100	Goldman Sachs Group Inc., 6.30%	327
64,000	JPMorgan Chase & Co., 6.15%	1,745
60,900	Wells Fargo & Co., 6.00% (c)	1,664

		3,736

Real Estate Investment Trust (1%)
23,100	Equity Residential	1,571
8,700	Public Storage	2,079
9,000	Simon Property Group Inc.	2,043

		5,693

Total Stocks (Cost - $7,927)		9,429

Principal or Shares	Security Description	Value (000)

Investment Company (11%)
60,106,726	Payden Cash Reserves Money Market Fund *	$60,107
900,000	Payden Emerging Markets Corporate Bond Fund, SI Class *	9,054

Total Investment Company (Cost - $69,107)		69,161

Total (Cost - $642,823) (108%)		659,389
Liabilities in excess of Other Assets (-8%)		(46,369)

Net Assets (100%)		$613,020

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $51,624 and the total market value of the collateral held by the Fund is $54,454. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 8,380)	HSBC Bank USA, N.A.	$275
8/18/2016	Philippine Peso (Buy 221,940)	HSBC Bank USA, N.A.	3

			$278

Liabilities:
10/13/2016	British Pound (Sell 4,696)	State Street Bank &Trust Co.	$(96)
8/23/2016	Chinese Yuan (Sell 36,387)	Barclays Bank PLC	(34)
8/22/2016	New Zealand Dollar (Sell 9,000)	HSBC Bank USA, N.A.	(412)
8/18/2016	South Korean Won (Sell 5,369,000)	Barclays Bank PLC	(100)

			$(642)

40

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (51%)
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	$124
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	302
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	363
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	248
400,000	California State, 1.05%, 12/01/28	399
750,000	California State, 3.00%, 12/01/32	796
500,000	California State, 5.00%, 10/01/26	638
480,000	California State, 5.25%, 10/01/21	547
105,000	California State Public Works Board, 5.00%, 9/01/23	131
400,000	California State Public Works Board, 5.00%, 5/01/24	508
325,000	California State Public Works Board, 5.25%, 10/01/32	407
385,000	California State Public Works Board, 5.25%, 10/01/33	480
240,000	Chaffey Community College District, 5.00%, 6/01/32	295
100,000	Chula Vista Redevelopment Agency Successor Agency, 4.13%, 9/01/17 AMBAC (a)	100
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	111
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	607
300,000	City & County of San Francisco CA, 5.00%, 9/01/27	363
60,000	City of Industry CA, 4.00%, 7/01/18	64
260,000	City of Irvine CA, 5.00%, 9/02/22	317
400,000	City of Redding CA, 5.25%, 6/01/19 AGM (a)	433
280,000	Corona Public Financing Authority, 5.00%, 11/01/30	346
400,000	County of Sacramento CA, 5.75%, 2/01/30	457
200,000	East Side Union High School District, 5.00%, 8/01/29	242
300,000	Elk Grove Unified School District, 2.00%, 12/01/17	304
250,000	Glendale Redevelopment Agency Successor Agency, 5.00%, 12/01/24 BAM (a)	314
400,000	Grossmont Healthcare District, 5.00%, 7/15/18 AMBAC (a)	417
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	319
250,000	Inglewood Public Financing Authority, 5.00%, 8/01/17	260
250,000	Liberty Union High School District, 5.00%, 8/01/28	301
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	311
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 8/01/42	291

Principal or Shares	Security Description	Value (000)

195,000	Los Angeles County Redevelopment Authority, 4.00%, 6/01/17	$200
225,000	Los Angeles County Redevelopment Authority, 5.00%, 6/01/23	278
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	451
500,000	Los Angeles, CA Community College District, 4.00%, 8/01/29	590
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	506
185,000	Modesto Irrigation District, 5.50%, 7/01/35	201
200,000	Morgan Hill Redevelopment Agency Successor Agency, 5.00%, 9/01/25	245
505,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/24	648
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	124
490,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	628
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	377
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	300
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	300
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	271
315,000	Poway Unified School District Public Financing Authority, 4.00%, 9/01/18 BAM (a)	334
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	337
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	520
95,000	Riverside County Public Financing Authority, 4.00%, 10/01/17 NATL-RE (a)	96
5,000	Riverside County Public Financing Authority, 4.00%, 10/01/17 NATL-RE (a)	5
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	394
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	346
125,000	Riverside County Transportation Commission, 5.25%, 6/01/31	156
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	355
450,000	Sacramento Area Flood Control Agency, 5.00%, 12/01/37 BAM (a)	470
325,000	Sacramento Redevelopment Agency Successor Agency, 2.00%, 12/01/17	331
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	371
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	407
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	440

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	$425
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	685
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	616
120,000	San Jose Financing Authority, 5.00%, 6/01/28	147
50,000	San Marino Unified School District, 5.00%, 6/01/23	61
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	311
790,000	San Ysidro School District, 0.00%, 8/01/47 AGM (a)	106
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	248
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	681
500,000	State of California, 0.43%, 5/01/33	500
375,000	State of California, 4.50%, 10/01/25	418
100,000	State of California, 4.50%, 8/01/26	102
345,000	State of California, 5.00%, 3/01/19	369
250,000	State of California, 5.00%, 2/01/25	307
390,000	State of California, 5.00%, 9/01/27	511
100,000	State of California, 5.00%, 8/01/30	125
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	390
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	425
300,000	University of California, 5.00%, 5/15/20	326
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	301
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	429

Total General Obligation (Cost - $26,753)		27,959

Revenue (48%)
Airport/Port (4%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	199
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	124
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29	216
125,000	County of Sacramento CA Airport System Revenue, 5.00%, 7/01/19	135
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	223
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	324
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	379
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)	395

		1,995

Education (9%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	119

Principal or Shares	Security Description	Value (000)

300,000	California Educational Facilities Authority, 5.00%, 10/01/31	$361
1,000,000	California Municipal Finance Authority, 0.55%, 1/01/40	1,000
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	265
400,000	California Municipal Finance Authority, 5.00%, 4/01/41	462
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	293
400,000	Golden Empire Schools Financing Authority, 0.94%, 5/01/17	400
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)	258
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	606
170,000	Tulare City School District, 2.00%, 11/01/17 BAM (a)	171
400,000	Tulare City School District, 2.00%, 11/01/18 BAM (a)	401
500,000	University of California, 5.00%, 5/15/37	595

		4,931

Electric & Gas (3%)
455,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	492
45,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	49
100,000	Northern California Power Agency, 5.00%, 7/01/23 AGC (a)	108
500,000	Sacramento Municipal Utility District, 0.43%, 8/15/28	500
190,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21	204
200,000	Tuolumne Wind Project Authority, 5.00%, 1/01/22	219

		1,572

Facilities (2%)
215,000	California State Public Works Board, 5.00%, 3/01/27	262
805,000	California State Public Works Board, 5.00%, 6/01/27	985

		1,247

Healthcare (8%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	906
500,000	California Health Facilities Financing Authority, 4.00%, 11/15/41	559
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	372
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	858
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	292

42

Principal or Shares	Security Description	Value (000)

205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	$237
500,000	California Health Facilities Financing Authority, 5.50%, 7/01/25	546
410,000	City of Torrance CA, 5.00%, 9/01/22	468

		4,238

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	179

Industrial Development/Pollution Control (7%)
400,000	California Infrastructure & Economic Development Bank, 0.72%, 4/01/38	400
500,000	California Infrastructure & Economic Development Bank, 0.72%, 10/01/47	498
300,000	California Municipal Finance Authority, 1.13%, 2/01/39	301
300,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	303
105,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	106
200,000	California Statewide Communities Development Authority, 5.00%, 4/01/44	206
500,000	City of Chula Vista CA, 1.65%, 7/01/18	500
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	466
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	368
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	474
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	123

		3,745

Lease (2%)
410,000	California State Public Works Board, 5.00%, 12/01/18	451
500,000	County of Los Angeles CA, 5.00%, 3/01/21	589

		1,040

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	562

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	526

Principal or Shares	Security Description	Value (000)

20,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	$20

		546

Transportation (5%)
250,000	Bay Area Toll Authority, 1.04%, 4/01/34	248
720,000	Bay Area Toll Authority, 1.50%, 4/01/47	727
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	548
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,201
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27	330

		3,054

Water & Sewer (6%)
555,000	Chino Basin Desalter Authority, 4.00%, 6/01/31	637
430,000	City of Corcoran CA Water Revenue, 4.00%, 7/01/33 BAM (a)	475
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	373
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	307
240,000	Madera Irrigation District CA Water Revenue, 4.50%, 1/01/19	253
300,000	Metropolitan Water District of Southern CA, 0.82%, 7/01/36	300
300,000	South Placer Wastewater Authority, CA, 0.77%, 11/01/17	299
500,000	State of California Department of Water Resources, 0.74%, 12/01/35	499
275,000	Western Riverside Water & Wastewater Financing Authority, 4.00%, 9/01/19	299

		3,442

Total Revenue (Cost - $25,414)		26,551

Total (Cost - $52,167) (99%)		54,510
Other Assets, net of Liabilities (1%)		278

Net Assets (100%)		$54,788

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

43 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
United States (USD) (1%)
51,000	Activision Blizzard Inc. Term Loan B 1L, 3.25% 10/11/20	$51
287,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50% 4/16/20	288
388,948	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25% 4/29/20	391
367,687	Dole Food Co. Inc. Term Loan B 1L, 4.50% - 6.00%, 11/01/18	368
388,945	Starwood Property Trust Inc. Term Loan 1L, 3.50% 4/19/20	390

Total Bank Loans (Cost - $1,485)		1,488

Bonds (98%)
Argentina (USD) (0%)
350,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	359

Australia (USD) (3%)
630,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	638
290,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	292
290,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	295
250,000	Macquarie Bank Ltd. 144A, 1.36%, 10/27/17 (b)	250
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (b)	451
860,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	859
620,000	Westpac Banking Corp., 1.95%, 11/23/18	628

		3,413

Bermuda (USD) (0%)
230,000	Aircastle Ltd., 6.75%, 4/15/17	238

Canada (CAD) (4%)
691,000	Enbridge Inc., 1.34%, 3/13/17 (c)	527
300,000	Rogers Communications Inc., 1.49%, 3/13/17 (c)	229
5,140,000	Canadian Government Bond, 1.25%, 2/01/18 (c)	3,978

		4,734

Canada (USD) (2%)
150,000	Enbridge Inc., 1.14%, 6/02/17	148
381,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	383
470,000	Lions Gate Entertainment Corp., 5.25%, 8/01/18	499
300,000	Royal Bank of Canada, 1.63%, 4/15/19	303
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	341
61,000	TransAlta Corp., 1.90%, 6/03/17	60
670,000	Province of Ontario Canada, 1.25%, 6/17/19	673

		2,507

Cayman Islands (USD) (7%)
800,000	Apidos CLO 144A, 1.83%, 4/15/25 (b)	791
250,000	Apidos CLO 144A, 2.38%, 4/15/25 (b)	248
500,000	Babson CLO Ltd. 144A, 1.80%, 4/20/25 (b)	495
300,000	Babson CLO Ltd. 144A, 3.55%, 4/20/27 (b)	299
600,000	Cent CLO LP 144A, 1.83%, 7/23/25 (b)	594

Principal or Shares	Security Description	Value (000)

545,000	Dryden XXII Senior Loan Fund 144A, 1.73%, 8/15/25 (b)	$539
490,000	Dryden XXII Senior Loan Fund 144A, 2.18%, 8/15/25 (b)	484
300,000	Dryden XXXI Senior Loan Fund 144A, 3.53%, 4/18/26 (b)	301
250,000	Madison Park Funding XVII Ltd 144A, 3.60%, 7/21/27 (b)	251
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.68%, 4/15/26 (b)	456
315,000	Octagon Investment Partners XXIII Ltd. 144A, 2.68%, 7/15/27 (b)	317
1,300,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (b)	1,301
775,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (b)	769
490,000	Tyron Park CLO Ltd. 144A, 2.23%, 7/15/25 (b)	484
250,000	Venture XVII CLO Ltd. 144A, 3.53%, 7/15/26 (b)	247
200,000	Baidu Inc., 2.25%, 11/28/17	202
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	202
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	306
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	301
300,000	CIFC Funding 2015-II Ltd. 144A, 3.68%, 4/15/27 (b)	303

		8,890

Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.56%, 4/11/17 (b)	301

China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	252

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.24%, 6/19/17 (c)	280

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16 (c)	270

France (USD) (2%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	222
650,000	BPCE SA, 1.63%, 1/26/18	654
540,000	Credit Agricole SA/London 144A, 1.48%, 4/15/19 (b)	542
635,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.25%, 3/12/18 (b)	638

		2,056

Germany (USD) (2%)
600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	602
1,000,000	KFW, 0.88%, 12/15/17	1,001
640,000	KFW, 1.00%, 7/15/19	640
390,000	KFW, 1.50%, 2/06/19	396

		2,639

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	203

Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16 (c)	507

44

Principal or Shares	Security Description	Value (000)

300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.24%, 5/20/17 (c)	$336

		843

Ireland (USD) (1%)
1,600,000	Trade MAPS 1 Ltd. 144A, 1.17%, 12/10/18 (b)	1,595

Ivory Coast (USD) (0%)
510,000	African Development Bank, 0.75%, 11/03/17	510

Japan (USD) (2%)
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (b)	290
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	400
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (b)	261
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	501
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (b)	201
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (b)	402

		2,055

Luxembourg (USD) (1%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	299
350,000	Actavis Funding SCS, 1.85%, 3/01/17	351
260,000	Actavis Funding SCS, 1.91%, 3/12/20	261
520,000	Actavis Funding SCS, 2.35%, 3/12/18	528

		1,439

Netherlands (USD) (5%)
1,000,000	Bank Nederlandse Gemeenten 144A, 0.88%, 2/21/17 (b)	1,000
650,000	Bank Nederlandse Gemeenten 144A, 1.00%, 2/12/18 (b)	651
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	476
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	495
630,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (b)	629
700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (b)	703
280,000	Shell International Finance BV, 1.25%, 11/10/17	281
330,000	Shell International Finance BV, 1.37%, 11/10/18	331
130,000	Shell International Finance BV, 1.38%, 5/10/19	131
260,000	Shell International Finance BV, 1.63%, 11/10/18	262
610,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (b)	614
380,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	382
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	342
160,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	161

		6,458

New Zealand (USD) (1%)
400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	402
400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	403

		805

Norway (USD) (0%)
500,000	Kommunalbanken AS 144A, 1.00%, 3/15/18 (b)	501

Principal or Shares	Security Description	Value (000)
Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	$71

South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	301

Sweden (USD) (2%)
700,000	Svensk Exportkredit AB, 0.97%, 11/10/17	699
620,000	Kommuninvest I Sverige AB 144A, 1.13%, 10/09/18 (b)	622
1,010,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (b)	1,024

		2,345

Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	780
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	301
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	503

		1,584

United Kingdom (EUR) (0%)
370,000	Yorkshire Building Society, 2.13%, 3/18/19 (c)	428

United Kingdom (GBP) (1%)
614,776	Gosforth Funding 2016-1 PLC 144A, 1.19%, 2/15/58 (b)(c)	812

United Kingdom (USD) (2%)
170,000	BAT International Finance PLC 144A, 1.16%, 6/15/18 (b)	170
220,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	223
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	443
169,000	BP Capital Markets PLC, 1.68%, 5/03/19	171
390,000	HSBC Bank PLC 144A, 1.27%, 5/15/18 (b)	388
250,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	252
550,000	Santander UK PLC, 1.65%, 9/29/17	550
295,000	Santander UK PLC, 2.50%, 3/14/19	300
700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (b)	697

		3,194

United States (EUR) (1%)
500,000	Bank of America Corp., 0.56%, 3/28/18 (c)	558
350,000	Citigroup Inc., 1.01%, 11/30/17 (c)	392

		950

United States (GBP) (0%)
450,000	JPMorgan Chase & Co., 0.99%, 5/30/17 (c)	595

United States (USD) (60%)
Asset Backed (7%)
259,958	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (b)	259
440,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	449
380,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	383
110,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	113
37,360	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	37

45 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

90,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	$90
80,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	80
160,000	Capital Auto Receivables Asset Trust 2016-2, 2.42%, 6/21/21	160
1,300,000	Capital One Multi-Asset Execution Trust, 1.34%, 4/15/22	1,302
274,306	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (b)	274
489,797	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (b)	484
150,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (b)	150
130,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (b)	131
280,000	Drive Auto Receivables Trust 2016-B 144A, 3.19%, 7/15/22 (b)	282
163,979	GSAMP Trust 2004-SEA2, 1.14%, 3/25/34	164
341,854	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (b)	341
1,270,411	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (b)	1,258
822,130	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (b)	818
94,129	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	101
100,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	101
150,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	153
180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	183
300,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	303
200,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	200
208,184	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	208
115,534	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	115
359,417	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	359
170,000	Westlake Automobile Receivables Trust 2016-2 144A, 1.57%, 6/17/19 (b)	170
330,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (b)	331
160,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	162

Total Asset Backed (Cost - $9,149)		9,161

Corporate Bond (28%)
380,000	AbbVie Inc., 1.80%, 5/14/18	383
136,000	AES Corp./VA, 3.67%, 6/01/19	136
130,000	Aetna Inc., 1.70%, 6/07/18	131
660,000	Aetna Inc., 1.90%, 6/07/19	669
420,000	Ally Financial Inc., 3.25%, 9/29/17 (d)	425
300,000	American Honda Finance Corp., 1.20%, 7/12/19	300
250,000	American Honda Finance Corp., 1.70%, 2/22/19	253

Principal or Shares	Security Description	Value (000)

315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	$ 321
390,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	397
460,000	Anthem Inc., 2.38%, 2/15/17	463
80,000	Apple Inc., 1.30%, 2/23/18	81
110,000	Apple Inc., 1.70%, 2/22/19	112
38,000	Aramark Services Inc, 5.75%, 3/15/20	39
160,000	Astoria Financial Corp., 5.00%, 6/19/17	164
500,000	AT&T Inc., 2.30%, 3/11/19	511
80,000	AT&T Inc., 5.50%, 2/01/18	85
590,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	591
110,000	Autodesk Inc., 1.95%, 12/15/17	110
130,000	AutoZone Inc., 1.63%, 4/21/19	131
200,000	Bank of America Corp., 1.31%, 5/02/17	200
310,000	Bank of America Corp., 1.70%, 8/25/17	311
450,000	Bank of America Corp., 1.72%, 1/15/19	454
90,000	Baxalta Inc., 2.00%, 6/22/18	90
210,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	211
300,000	Branch Banking & Trust Co., 1.45%, 5/10/19	301
150,000	Cameron International Corp., 1.40%, 6/15/17	150
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	371
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	351
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	91
130,000	Celgene Corp., 2.13%, 8/15/18	132
440,000	Chevron Corp., 1.34%, 11/09/17	442
200,000	Chevron Corp., 1.79%, 11/16/18	203
150,000	CIT Group Inc., 5.25%, 3/15/18	156
500,000	Citigroup Inc., 1.55%, 8/14/17	501
980,000	Citigroup Inc., 1.80%, 2/05/18	985
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	399
250,000	Compass Bank, 1.85%, 9/29/17	249
510,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	510
350,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (b)	352
685,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 3.48%, 6/01/19 (b)	705
70,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (b)	73
300,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	305
230,000	DISH DBS Corp., 4.63%, 7/15/17	236
100,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	103
140,000	eBay Inc., 2.50%, 3/09/18	143
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	200
170,000	Exxon Mobil Corp., 1.44%, 3/01/18	171
160,000	Exxon Mobil Corp., 1.71%, 3/01/19	163
75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	75
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	111
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	128
660,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	666
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	303

46

Principal or Shares	Security Description	Value (000)

200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	$203
90,000	Fortive Corp. 144A, 1.80%, 6/15/19 (b)	91
100,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	100
300,000	GATX Corp., 2.50%, 7/30/19	304
600,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	605
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	372
320,000	General Motors Financial Co. Inc.,
	3.00%, 9/25/17	325
400,000	Glencore Funding LLC 144A,
	2.04%, 1/15/19 (b)	386
410,000	Goldman Sachs Group Inc., 1.95%, 4/30/18	414
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	386
390,000	Hertz Corp., 6.75%, 4/15/19	398
180,000	Hess Corp., 1.30%, 6/15/17	179
490,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (b)	496
460,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (b)	471
450,000	HSBC USA Inc., 1.70%, 3/05/18	450
370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (b)	370
190,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (b)	191
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (b)	101
118,000	IAC/InterActiveCorp, 4.88%, 11/30/18 (d)	121
570,000	Inter-American Development Bank, 1.00%, 5/13/19	571
410,000	International Lease Finance Corp., 3.88%, 4/15/18	423
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	283
200,000	JPMorgan Chase & Co., 1.61%, 1/25/18	201
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	169
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	113
370,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (b)	372
320,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (b)	325
370,000	L-3 Communications Corp., 1.50%, 5/28/17	371
190,000	Liberty Property LP, 6.63%, 10/01/17	201
600,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	598
320,000	Metropolitan Life Global Funding I 144A,
	1.95%, 12/03/18 (b)	325
300,000	Morgan Stanley, 1.45%, 7/23/19	299
650,000	Morgan Stanley, 1.87%, 1/27/20	653
250,000	Morgan Stanley, 6.63%, 4/01/18	271
100,000	Murphy Oil Corp., 3.50%, 12/01/17	100
280,000	Mylan NV 144A, 2.50%, 6/07/19 (b)	285
500,000	Nabors Industries Inc., 2.35%, 9/15/16	499
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	198
340,000	New York Life Global Funding 144A,
	1.55%, 11/02/18 (b)	343
110,000	Newell Brands Inc., 2.15%, 10/15/18	112
310,000	Newell Brands Inc., 2.60%, 3/29/19	319

Principal or Shares	Security Description	Value (000)

330,000	Penske Automotive Group Inc., 5.50%, 5/15/26	$327
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	111
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	407
320,000	PNC Bank NA, 1.95%, 3/04/19	325
200,000	Prudential Financial Inc., 1.41%, 8/15/18	200
270,000	Regions Financial Corp., 2.00%, 5/15/18	271
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	224
300,000	Santander Bank NA, 2.00%, 1/12/18	301
100,000	SBA Communications Corp., 5.63%, 10/01/19	103
600,000	Southern California Edison Co., 1.85%, 2/01/22	599
90,000	Southern Power Co., 1.85%, 12/01/17	91
260,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	266
150,000	Stryker Corp., 2.00%, 3/08/19	153
170,000	Synchrony Financial, 1.88%, 8/15/17	170
120,000	Synchrony Financial, 1.99%, 2/03/20	117
130,000	Synchrony Financial, 2.60%, 1/15/19	132
220,000	Synchrony Financial, 3.00%, 8/15/19	225
505,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)	481
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	250
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
100,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	102
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	298
360,000	T-Mobile USA Inc., 5.25%, 9/01/18	368
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
310,000	Verizon Communications Inc., 1.38%, 8/15/19	310
250,000	Verizon Communications Inc., 2.41%, 9/14/18	257
560,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (b)	559
200,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	202
240,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (b)	241
510,000	Wells Fargo Bank NA, 1.65%, 1/22/18	514
470,000	Wells Fargo Bank NA, 1.75%, 5/24/19	477
200,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	226
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (b)	122
280,000	Zimmer Holdings Inc., 2.00%, 4/01/18	282
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	102

Total Corporate Bond (Cost - $37,001)		37,320

FDIC Guaranteed (1%)
651,820	FDIC Structured Sale Guaranteed Notes 144A, 1.19%, 12/04/20 (b)	652
265,645	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	275
197,797	FDIC Trust 144A, 2.18%, 5/25/50 (b)	198

Total FDIC Guaranteed (Cost - $1,114)		1,125

Foreign Government (1%)
931,000	FHLMC, 0.88%, 7/19/19	930
1,350,000	FNMA, 1.00%, 2/26/19	1,356

Total Foreign Government (Cost - $2,276)		2,286

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Mortgage Backed (4%)
154,992	Bank of America Mortgage 2002-K Trust, 3.03%, 10/20/32	$156
300,273	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)	284
322,335	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	322
136,693	Fannie Mae Connecticut Avenue Securities, 1.44%, 5/25/24	137
377,861	Fannie Mae Connecticut Avenue Securities, 1.69%, 7/25/24	379
327,116	Fannie Mae Connecticut Avenue Securities, 2.09%, 1/25/24	329
297,331	Fannie Mae Connecticut Avenue Securities, 2.49%, 10/25/23	300
336,974	Fannie Mae Connecticut Avenue Securities, 2.64%, 9/25/28	342
341,259	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.74%, 10/25/28	343
182,238	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.94%, 11/25/23	183
248,682	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.44%, 5/25/25	254
248,253	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.24%, 3/25/25	251
489,626	Hilton USA Trust 2013-HLF 144A, 1.49%, 11/05/30 (b)	491
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (b)	500
28,527	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	29
250,587	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	203
149,152	Sequoia Mortgage Trust, 1.45%, 2/25/43	146
191,609	Sequoia Mortgage Trust, 1.55%, 4/25/43	187
16,661	Sequoia Mortgage Trust, 3.50%, 4/25/42	17
107,371	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	107
213,701	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (b)	214

Total Mortgage Backed (Cost - $5,188)		5,174

Municipal (0%)
250,000	California Earthquake Authority, 1.82%, 7/01/17	252

Total Municipal (Cost - $250)		252

U.S. Treasury (19%)
1,170,000	U.S. Treasury Note, 0.63%, 6/30/18	1,169
3,251,000	U.S. Treasury Note, 0.75%, 2/28/18	3,256
4,300,000	U.S. Treasury Note, 0.88%, 1/15/18	4,315
6,684,000	U.S. Treasury Note, 0.88%, 5/31/18	6,710
2,674,000	U.S. Treasury Note, 0.88%, 6/15/19	2,683
2,850,000	U.S. Treasury Note, 1.00%, 8/15/18	2,869
1,994,000	U.S. Treasury Note, 1.00%, 9/15/18	2,007
2,190,000	U.S. Treasury Note, 1.00%, 3/15/19 (e)(f)	2,206
316,000	U.S. Treasury Note, 1.25%, 12/15/18	320

Principal or Shares	Security Description	Value (000)

Total U.S. Treasury (Cost - $25,428)		$25,535

Total United States (Cost - $82,196)		82,398

Virgin Islands (British) (USD) (0%)
300,000	CNPC General Capital Ltd. 144A, 1.53%, 5/14/17 (b)	299
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	200
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)	210

		709

Total Bonds (Cost - $132,259)		132,190

Purchased Put Options (0%)
298	Eurodollar 1-Year Mid-Curve Option, 98.25, 12/16/16	6
66	Eurodollar 1-Year Mid-Curve Option, 98.375, 9/16/16	—

Total Purchased Put Options (Cost - $32)		6

Investment Company (1%)
820,023	Payden Cash Reserves Money Market Fund * (Cost - $820)	820

Total (Cost - $134,596) (100%)		134,504
Liabilities in excess of Other Assets (0%)		(368)

Net Assets (100%)		$134,136

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $272 and the total market value of the collateral held by the Fund is $282. Amount in 000s.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

48

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 1,836)	HSBC Bank USA, N.A.	$60
8/8/2016	Canadian Dollar (Sell 6,221)	Royal Bank of Canada	26
8/18/2016	Philippine Peso (Buy 47,600)	HSBC Bank USA, N.A.	1

			$87

Liabilities:
8/8/2016	British Pound (Sell 1,277)	HSBC Bank USA, N.A.	$(38)
10/13/2016	British Pound (Sell 1,027)	State Street Bank & Trust Co.	(21)
8/23/2016	Chinese Yuan (Sell 8,824)	Barclays Bank PLC	(8)
8/8/2016	Euro (Sell 2,249)	Citibank, N.A.	(20)
8/22/2016	New Zealand Dollar (Sell 1,972)	HSBC Bank USA, N.A.	(90)
8/18/2016	South Korean Won (Sell 1,152,000)	Barclays Bank PLC	(22)

			$(199)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
53	90-Day Eurodollar Future	Sep-16	$13,145	$(8)
53	90-Day Eurodollar Future	Mar-17	(13,136)	(1)
8	Euro-Bund Future	Sep-16	(1,501)	(2)
9	Long Gilt Future	Sep-16	1,560	11
24	U.S. Treasury 10 Year Note Future	Sep-16	3,193	28
16	U.S. Treasury 2 Year Note Future	Sep-16	1,600	18

				$46

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 2,422	$(13)
Markit North America High Yield Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 1,346	1

					$(12)

49 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (92%)
Argentina (USD) (0%)
280,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (a)	$287

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	346
500,000	Australia Government Bond, 3.25%, 4/21/25	423

		769

Australia (USD) (1%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	289
260,000	Macquarie Group Ltd. 144A, 1.76%, 1/31/17 (a)	260
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	91
400,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	413
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	193

		1,246

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24 (a)	155
50,000	Austria Government Bond 144A, 3.15%, 6/20/44 (a)	92

		247

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25 (a)	120
300,000	Belgium Government Bond 144A, 1.00%, 6/22/31 (a)	364
60,000	Belgium Government Bond 144A, 1.60%, 6/22/47 (a)	79
250,000	Belgium Government Bond, 3.00%, 9/28/19	311

		874

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	287

Canada (CAD) (2%)
500,000	Canadian Government Bond, 2.25%, 6/01/25	425
280,000	Canadian Government Bond, 3.50%, 12/01/45	305
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	836
350,000	Canadian Government Bond, 5.00%, 6/01/37	427
100,000	Canadian Government Bond, 5.75%, 6/01/29	117

		2,110

Cayman Islands (USD) (0%)
350,000	Symphony CLO XV Ltd. 144A, 2.13%, 10/17/26 (a)	350

Chile (USD) (0%)
294,820	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	285

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	208

Finland (EUR) (0%)
70,000	Finland Government Bond 144A, 2.75%, 7/04/28 (a)(b)	103

France (CAD) (0%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	259

Principal or Shares	Security Description	Value (000)
France (EUR) (4%)
200,000	Electricite de France, 2.25%, 4/27/21	$248
950,000	France Government Bond OAT, 1.00%, 5/25/18	1,092
350,000	France Government Bond OAT 144A, 1.25%, 5/25/36 (a)	432
1,500,000	France Government Bond OAT, 1.75%, 11/25/24	1,936
190,000	France Government Bond OAT, 3.25%, 5/25/45	344

		4,052

France (GBP) (0%)
100,000	AXA SA, 5.63%, 1/16/54	144
100,000	Cie de St-Gobain, 4.63%, 10/09/29	164

		308

France (USD) (0%)
345,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21 (a)	355

Germany (EUR) (3%)
800,000	Bundesobligation, 0.00%, 4/09/21	919
450,000	Bundesrepublik Deutschland, 0.00%, 8/15/26	508
800,000	Bundesrepublik Deutschland, 0.50%, 2/15/26	953
100,000	Bundesrepublik Deutschland, 2.50%, 1/04/21	127
200,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	389
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	205
130,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	297

		3,398

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (a)	718

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 (a)(c)	350

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	212

Ireland (EUR) (0%)
100,000	Ireland Government Bond, 3.40%, 3/18/24	139

Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	190

Ireland (USD) (1%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	261
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	539

		800

Italy (EUR) (3%)
690,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	842
1,150,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,613
320,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	558
170,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	277

		3,290

Jamaica (USD) (0%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	219

50

Principal or Shares	Security Description	Value (000)
Japan (JPY) (21%)
110,000,000	Japan Government Five Year Bond, 0.10%, 6/20/19	$1,090
180,000,000	Japan Government Five Year Bond, 0.10%, 9/20/19	1,784
430,000,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	4,417
145,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	1,534
275,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	2,888
40,000,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	515
128,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	1,767
140,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	1,973
39,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	492
425,000,000	Japan Government Two Year Bond, 0.10%, 10/15/17	4,185

		20,645

Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	529

Luxembourg (EUR) (1%)
380,000	Prologis International Funding II SA, 2.88%, 4/04/22	480

Luxembourg (USD) (1%)
410,000	Actavis Funding SCS, 3.45%, 3/15/22	432

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	304

Morocco (USD) (0%)
200,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (a)	215

Netherlands (EUR) (2%)
500,000	Gas Natural Fenosa Finance BV, 3.88%, 4/11/22	675
250,000	Heineken NV, 1.25%, 9/10/21	296
200,000	Koninklijke KPN NV, 4.50%, 10/04/21	272
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22 (a)	169
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37 (a)	254

		1,666

Netherlands (USD) (2%)
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	211
600,000	Mylan NV 144A, 3.15%, 6/15/21 (a)	619
400,000	Shell International Finance BV, 1.63%, 11/10/18	404
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	260

		1,494

New Zealand (USD) (1%)
750,000	ANZ New Zealand International Ltd./London 144A, 2.13%, 7/28/21 (a)	755

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	213

Principal or Shares	Security Description	Value (000)
Peru (USD) (1%)
390,000	Peruvian Government International Bond, 4.13%, 8/25/27 (c)	$435

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	145

Romania (USD) (0%)
305,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	332

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	327

Spain (EUR) (2%)
750,000	Spain Government Bond, 0.75%, 7/30/21	863
200,000	Spain Government Bond 144A, 1.95%, 4/30/26 (a)	243
400,000	Spain Government Bond 144A, 1.95%, 7/30/30 (a)	482
70,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)	92
200,000	Telefonica Emisiones SAU, 3.96%, 3/26/21	263

		1,943

Spain (GBP) (1%)
250,000	Iberdrola Finanzas SAU, 7.38%, 1/29/24	460

United Kingdom (GBP) (4%)
110,000	HSBC Bank PLC, 5.38%, 11/04/30	167
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	135
100,000	United Kingdom Gilt, 2.25%, 9/07/23	149
260,000	United Kingdom Gilt, 4.25%, 12/07/55	640
100,000	United Kingdom Gilt, 4.25%, 12/07/55	246
500,000	United Kingdom Gilt, 4.75%, 12/07/38	1,073
520,000	United Kingdom Gilt, 5.00%, 3/07/25	942
150,000	Virgin Money PLC, 2.25%, 4/21/20	201

		3,553

United Kingdom (USD) (1%)
470,000	HSBC Holdings PLC, 2.95%, 5/25/21	479

United States (EUR) (2%)
500,000	Amgen Inc., 1.25%, 2/25/22	587
350,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	414
350,000	Eli Lilly & Co., 1.63%, 6/02/26	430
410,000	Sysco Corp., 1.25%, 6/23/23	478

		1,909

United States (GBP) (1%)
530,000	American Honda Finance Corp., 2.63%, 10/14/22	765
110,000	Textron Inc., 6.63%, 4/07/20	166

		931

United States (USD) (34%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	252
365,000	AbbVie Inc., 2.85%, 5/14/23	373
140,000	AbbVie Inc., 3.20%, 11/06/22	147
150,000	Air Lease Corp., 4.25%, 9/15/24	157
300,000	Amcor Finance USA Inc. 144A, 3.63%, 4/28/26 (a)	314
747,599	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	781
450,000	AT&T Inc., 3.00%, 6/30/22	467

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

120,000	Bank of America Corp., 4.00%, 4/01/24	$130
130,000	Bank of America Corp., 6.88%, 4/25/18	142
155,000	Baxalta Inc., 3.60%, 6/23/22	162
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	214
670,000	Berkshire Hathaway Inc., 3.13%, 3/15/26	714
300,000	Capital One Financial Corp., 4.75%, 7/15/21	335
325,000	Citigroup Inc., 4.45%, 9/29/27	342
195,000	ConocoPhillips Co., 4.20%, 3/15/21	208
250,000	ConocoPhillips Co., 4.95%, 3/15/26 (c)	279
380,000	Crown Castle International Corp., 5.25%, 1/15/23	436
555,000	Daimler Finance North America LLC 144A, 2.00%, 7/06/21 (a)	558
1,040,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	1,088
90,000	Dignity Health, 3.13%, 11/01/22	93
300,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	310
410,000	Dollar General Corp., 3.25%, 4/15/23	432
152,000	Dow Chemical Co., 9.40%, 5/15/39	248
180,000	Entergy Louisiana LLC, 3.25%, 4/01/28	195
320,000	Enterprise Products Operating LLC, 3.95%, 2/15/27	338
80,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	89
185,000	Exelon Corp., 3.40%, 4/15/26	195
250,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	257
430,000	Express Scripts Holding Co., 3.40%, 3/01/27	441
500,000	Exxon Mobil Corp., 2.73%, 3/01/23	522
455,000	Fannie Mae Connecticut Avenue Securities, 1.94%, 1/25/29	456
490,866	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	498
250,000	Fannie Mae Connecticut Avenue Securities, 4.74%, 1/25/29	251
500,000	Fannie Mae Connecticut Avenue Securities, 10.74%, 1/25/29	500
200,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	203
420,000	FN 30YR TBA, 4.50% (d)	458
200,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	202
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	168
110,000	FS Investment Corp., 4.25%, 1/15/20	113
50,000	General Electric Capital Corp., 5.88%, 1/14/38	69
300,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	306
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	308
41,117	GreenPoint Mortgage Funding Trust, 1.05%, 6/25/45	23
950,000	Hewlett Packard Enterprise Co. 144A, 4.40%, 10/15/22 (a)	1,029
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	204
280,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	286
5,760	Indymac Index Mortgage Loan Trust, 2.65%, 10/25/34	6
140,000	Johnson & Johnson, 2.05%, 3/01/23	144
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	121

Principal or Shares	Security Description	Value (000)

260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	$276
75,000	Lam Research Corp., 3.80%, 3/15/25	80
145,000	McKesson Corp., 3.80%, 3/15/24	158
115,000	MDC Holdings Inc., 6.00%, 1/15/43	104
240,000	Medtronic Inc., 3.13%, 3/15/22	257
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	207
405,000	Morgan Stanley, 3.13%, 7/27/26	409
100,000	Murphy Oil Corp., 3.50%, 12/01/17	100
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	273
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	72
150,000	Old Republic International Corp., 4.88%, 10/01/24	164
610,000	Oracle Corp., 1.90%, 9/15/21	612
130,000	Oracle Corp., 2.50%, 5/15/22	134
75,000	Owens Corning, 4.20%, 12/15/22	80
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	98
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	204
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	163
110,000	Prudential Financial Inc., 5.63%, 6/15/43	118
152,000	Prudential Financial Inc., 7.38%, 6/15/19	176
300,000	Ryder System Inc., 2.50%, 5/11/20	303
110,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	111
600,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	613
105,000	Select Income REIT, 4.50%, 2/01/25	104
150,000	Sempra Energy, 9.80%, 2/15/19	180
330,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20 (a)	345
725,000	Southern Co., 2.35%, 7/01/21	741
110,000	State Street Corp., 4.96%, 3/15/18	115
255,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	269
200,000	Synchrony Financial, 4.25%, 8/15/24	212
480,000	Target Corp., 2.50%, 4/15/26	499
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	180
410,000	Time Warner Inc., 3.60%, 7/15/25	443
1,373,000	U.S. Treasury Bond, 3.00%, 11/15/45	1,616
900,000	U.S. Treasury Bond, 4.38%, 2/15/38	1,300
1,300,000	U.S. Treasury Note, 0.50%, 2/28/17	1,301
226,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	227
950,000	U.S. Treasury Note, 0.88%, 2/28/17 (e)	952
350,000	U.S. Treasury Note, 1.25%, 4/30/19	355
1,900,000	U.S. Treasury Note, 1.38%, 1/31/21	1,931
100,000	U.S. Treasury Note, 1.63%, 2/15/26	102
921,000	U.S. Treasury Note, 1.63%, 5/15/26	935
145,000	Valero Energy Corp., 9.38%, 3/15/19	172
210,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	212
585,000	Verizon Communications Inc., 1.75%, 8/15/21	586
370,000	Verizon Communications Inc., 5.05%, 3/15/34	418
80,000	Wachovia Corp., 5.50%, 8/01/35	95

52

Principal or Shares	Security Description	Value (000)

320,000	Walgreens Boots Alliance Inc., 2.60%, 6/01/21	$328
260,000	Wells Fargo & Co., 2.10%, 7/26/21	261
215,000	Welltower, Inc., 4.95%, 1/15/21	239

		34,394

Uruguay (USD) (0%)
160,000	Uruguay Government International Bond, 4.38%, 10/27/27	171
110,000	Uruguay Government International Bond, 4.50%, 8/14/24	121

		292

Total Bonds (Cost - $87,425)		92,989

Investment Company (10%)
1,816,408	Payden Cash Reserves Money Market Fund *	1,817
106,260	Payden Emerging Markets Bond Fund, SI Class *	1,478
152,764	Payden Floating Rate Fund, Investor Class *	1,520
99,500	Payden Floating Rate Fund, SI Class *	991
586,842	Payden High Income Fund, Investor Class *	3,773

Total Investment Company (Cost - $10,141)		9,579

Total (Cost - $97,566) (102%)		102,568
Liabilities in excess of Other Assets (-2%)		(1,523)

Net Assets (100%)		$101,045

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $995 and the total market value of the collateral held by the Fund is $1,026. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/1/2016	Australian Dollar (Buy 423)	BNP PARIBAS	$18
8/22/2016	Australian Dollar (Buy 4,052)	HSBC Bank USA, N.A.	132
10/28/2016	Brazilian Real (Buy 1,984)	HSBC Bank USA, N.A.	6
9/1/2016	British Pound (Sell 226)	HSBC Bank USA, N.A.	29
8/8/2016	Canadian Dollar (Sell 3,377)	Royal Bank of Canada	14
9/1/2016	Canadian Dollar (Buy 259)	Royal Bank of Canada	—
10/28/2016	Colombian Peso (Sell 1,857,000)	State Street Bank & Trust Co.	—
9/1/2016	Euro (Buy 2,724)	Royal Bank of Canada	16
9/1/2016	Euro (Buy 8)	Royal Bank of Canada	—
8/8/2016	Japanese Yen (Sell 2,173,000)	Barclays Bank PLC	154
9/1/2016	Japanese Yen (Buy 36,500)	Barclays Bank PLC	26
8/19/2016	Mexican Peso (Sell 5,910)	Credit Suisse First Boston International	5
8/18/2016	South Korean Won (Buy 1,135,000)	Barclays Bank PLC	21
8/25/2016	Swedish Krona (Buy 17,272)	HSBC Bank USA, N.A.	11
9/1/2016	Swiss Franc (Buy 215)	BNP PARIBAS	5

			$437

Liabilities:
8/8/2016	Australian Dollar (Sell 1,438)	BNP PARIBAS	$(15)
8/8/2016	British Pound (Sell 3,942)	HSBC Bank USA, N.A.	(109)
10/13/2016	British Pound (Sell 2,299)	State Street Bank & Trust Co.	(48)
8/23/2016	Chinese Yuan (Sell 14,949)	Barclays Bank PLC	(12)
8/8/2016	Euro (Sell 6,282)	Citibank, N.A.	(55)
8/25/2016	Euro (Sell 1,821)	HSBC Bank USA, N.A.	(29)
8/8/2016	Euro (Sell 6,033)	Royal Bank of Canada	(50)
8/8/2016	Euro (Sell 7,056)	State Street Bank & Trust Co.	(60)
8/25/2016	New Taiwan Dollar (Sell 30,730)	HSBC Bank USA, N.A.	(27)
8/22/2016	New Zealand Dollar (Sell 4,271)	HSBC Bank USA, N.A.	(193)
8/18/2016	Philippine Peso (Buy 94,530)	HSBC Bank USA, N.A.	(10)
8/26/2016	Poland Zloty (Sell 580)	Barclays Bank PLC	(3)
8/18/2016	South Korean Won (Sell 3,422,000)	BNP PARIBAS	(35)
8/8/2016	Swiss Franc (Sell 215)	BNP PARIBAS	(1)

			$(647)

53 Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
1	Euro Buxl 30 Year Bond Future	Sep-16	$—	$—
10	Euro-Bobl Future	Sep-16	1,494	2
43	Euro-Schatz Future	Sep-16	5,385	8
1	Long Gilt Future	Sep-16	—	—
8	U.S. 10 Year Ultra Future	Sep-16	(1,170)	(10)
20	U.S. Long Bond Future	Sep-16	(3,489)	(173)
42	U.S. Treasury 10 Year Note Future	Sep-16	(5,588)	(28)
24	U.S. Treasury 2 Year Note Future	Sep-16	5,256	8
13	U.S. Treasury 5 Year Note Future	Sep-16	(1,586)	(5)
26	U.S. Ultra Bond Future	Sep-16	4,954	278

				$80

54

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (ARS) (0%)
23,300,000	Letras del Banco Central de la Republica Argentina, 0.00%, 1/11/17	$1,396

Argentina (USD) (5%)
17,102,500	Argentine Republic Government International Bond, 2.50%, 12/31/38 (a)	11,630
4,150,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (b)	4,476
4,610,000	Argentine Republic Government International Bond 144A, 7.13%, 7/06/36 (a)(b)	4,695
11,025,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (b)	12,001
16,922,599	Argentine Republic Government International Bond, 8.28%, 12/31/33	19,080
3,190,000	City of Buenos Aires Argentina 144A, 7.50%, 6/01/27 (a)(b)	3,325
4,290,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (b)	4,333

		59,540

Armenia (USD) (2%)
13,126,000	Republic of Armenia 144A, 6.00%, 9/30/20 (b)	13,487
5,750,000	Republic of Armenia 144A, 7.15%, 3/26/25 (b)	6,093

		19,580

Australia (USD) (1%)
9,060,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (b)	10,009

Azerbaijan (USD) (2%)
10,950,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (b)	11,116
11,175,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	10,562

		21,678

Bermuda (USD) (0%)
1,035,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (b)	859
2,330,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (b)	2,138

		2,997

Brazil (BRL) (0%)
9,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21	2,753

Brazil (USD) (3%)
4,650,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (a)(b)	5,022
5,545,000	Brazilian Government International Bond, 2.63%, 1/05/23 (a)	5,123
9,915,000	Brazilian Government International Bond, 4.25%, 1/07/25 (a)	9,813
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21 (a)	1,160
6,470,000	Brazilian Government International Bond, 5.00%, 1/27/45	5,946
3,480,000	Brazilian Government International Bond, 5.63%, 1/07/41 (a)	3,452
3,911,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (b)	2,826

		33,342

Principal or Shares	Security Description	Value (000)
Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$216

Cayman Islands (USD) (1%)
3,430,000	Baidu Inc., 4.13%, 6/30/25	3,699
2,340,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (b)	2,565
3,450,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (b)	944

		7,208

Chile (USD) (1%)
4,215,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (a)(b)	4,255
2,930,000	Corp. Nacional del Cobre de Chile 144A, 4.50%, 9/16/25 (a)(b)	3,152
4,835,053	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (b)	4,678

		12,085

Colombia (USD) (2%)
6,210,000	Colombia Government International Bond, 4.00%, 2/26/24 (a)	6,474
3,240,000	Colombia Government International Bond, 4.50%, 1/28/26 (a)	3,474
5,010,000	Colombia Government International Bond, 6.13%, 1/18/41	5,774
3,765,000	Colombia Government International Bond, 7.38%, 9/18/37	4,866

		20,588

Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	4,949
4,710,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (b)	4,875
2,170,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (b)	2,268
2,160,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (b)	2,314
6,375,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (b)	6,765

		21,171

Croatia (USD) (2%)
2,550,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (a)(b)	2,828
3,485,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (b)	3,849
3,000,000	Croatia Government International Bond, 6.38%, 3/24/21 (c)	3,313
9,470,000	Croatia Government International Bond, 6.75%, 11/05/19 (c)	10,394

		20,384

Dominica Republic (USD) (4%)
665,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (b)	707
2,585,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (b)	2,695
2,555,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (b)	2,830

55 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,450,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (b)	$3,726
4,870,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (b)	5,479
11,965,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (b)	13,700
10,215,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)(b)	11,466

		40,603

Ecuador (USD) (1%)
4,680,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (b)	4,083
3,160,000	Ecuador Government International Bond 144A, 10.75%, 3/28/22 (b)	3,157

		7,240

Egypt (USD) (0%)
4,360,000	Egypt Government International Bond 144A, 5.88%, 6/11/25 (b)	4,077

El Salvador (USD) (1%)
4,775,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (b)	4,990
4,615,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (b)	4,615
1,980,000	Republic of El Salvador 144A, 6.38%, 1/18/27 (b)	2,020
2,265,000	Republic of El Salvador 144A, 7.38%, 12/01/19 (b)	2,440

		14,065

Georgia (USD) (3%)
4,120,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (b)	4,272
4,270,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (b)	4,309
2,030,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (b)	2,116
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (b)	9,349
8,685,000	Republic of Georgia 144A, 6.88%, 4/12/21 (b)	9,651

		29,697

Ghana (USD) (1%)
4,480,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (b)	4,892
6,750,000	Republic of Ghana 144A, 7.88%, 8/07/23 (b)	5,896
3,515,000	Republic of Ghana 144A, 8.13%, 1/18/26 (b)	3,061

		13,849

Guatemala (USD) (1%)
3,080,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (b)	3,253
4,160,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	4,743

		7,996

Honduras (USD) (2%)
5,630,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (b)	6,376
14,085,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	16,427

		22,803

Hungary (USD) (2%)
3,120,000	Hungary Government International Bond, 5.38%, 3/25/24	3,532

Principal or Shares	Security Description	Value (000)

4,080,000	Hungary Government International Bond, 5.75%, 11/22/23	$4,702
6,010,000	Hungary Government International Bond, 6.25%, 1/29/20	6,706
5,480,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (b)	5,662
2,495,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (b)	2,780

		23,382

India (USD) (0%)
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	2,024

Indonesia (USD) (5%)
7,695,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (b)	8,172
2,960,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (b)	3,384
8,405,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (b)	9,850
9,440,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (b)	14,245
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	4,180
720,000	Pelabuhan Indonesia III PT 144A, 4.88%, 10/01/24 (b)	775
2,675,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (b)	2,907
5,000,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (b)	5,401
4,970,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (a)(b)	5,395
2,300,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (b)	2,615

		56,924

Ivory Coast (USD) (2%)
2,600,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (b)	2,510
11,691,900	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (b)	11,224
4,700,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (b)	4,726

		18,460

Jamaica (USD) (1%)
8,010,000	Jamaica Government International Bond, 6.75%, 4/28/28	8,771
4,215,000	Jamaica Government International Bond, 7.63%, 7/09/25	4,837

		13,608

Kazakhstan (USD) (2%)
4,400,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (b)	4,306
4,110,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (b)	3,812
4,855,000	Kazakhstan Government International Bond 144A, 3.88%, 10/14/24 (b)	4,928
4,485,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (b)	5,315

		18,361

Kenya (USD) (1%)
13,946,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)(b)	14,046

56

Principal or Shares	Security Description	Value (000)
Lebanon (USD) (1%)
2,795,000	Lebanon Government International Bond, 5.45%, 11/28/19	$2,786
2,790,000	Lebanon Government International Bond, 6.10%, 10/04/22	2,774
2,815,000	Lebanon Government International Bond, 6.60%, 11/27/26	2,773
2,795,000	Lebanon Government International Bond, 6.65%, 2/26/30 (c)	2,718

		11,051

Lithuania (USD) (0%)
1,930,000	Lithuania Government International Bond 144A, 6.13%, 3/09/21 (b)	2,271

Luxembourg (USD) (0%)
2,485,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (b)	2,466

Malaysia (USD) (1%)
8,200,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (c)	7,089
4,790,000	Petronas Capital Ltd. 144A, 3.13%, 3/18/22 (b)	4,990
2,220,000	Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (b)	2,364
1,130,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (b)	1,297

		15,740

Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,512
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (b)	3,944

		5,456

Mexico (USD) (5%)
2,475,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (b)	2,661
7,355,000	Comision Federal de Electricidad 144A, 6.13%, 6/16/45 (b)	8,134
1,759,776	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,808
2,280,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (b)	2,259
4,300,000	Mexico Government International Bond, 4.00%, 10/02/23	4,638
10,510,000	Mexico Government International Bond, 4.13%, 1/21/26 (a)	11,440
1,690,000	Mexico Government International Bond, 4.60%, 1/23/46	1,785
443,000	Mexico Government International Bond, 5.55%, 1/21/45	533
1,715,000	Mexico Government International Bond, 6.05%, 1/11/40	2,172
4,360,000	Petroleos Mexicanos, 3.50%, 1/30/23	4,142
4,670,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,810
4,640,000	Petroleos Mexicanos, 5.50%, 6/27/44	4,222
4,360,000	Petroleos Mexicanos, 5.63%, 1/23/46	4,010
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,529
1,790,000	PLA Administradora Industrial S de RL de CV 144A, 5.25%, 11/10/22 (b)	1,854
2,170,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (b)	2,257

		59,254

Mongolia (USD) (0%)
4,210,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (b)	3,822

Principal or Shares	Security Description	Value (000)
Montenegro (EUR) (1%)
4,660,000	Montenegro Government International Bond 144A, 5.75%, 3/10/21 (b)	$5,379

Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,998
2,490,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (b)	2,682
4,715,000	OCP SA 144A, 5.63%, 4/25/24 (b)	5,129

		9,809

Netherlands (USD) (2%)
8,560,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (b)	9,084
1,640,000	Majapahit Holding BV 144A, 7.75%, 1/20/20 (a)(b)	1,892
700,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (b)	806
7,720,000	Petrobras Global Finance BV, 4.38%, 5/20/23 (a)	6,639
2,600,000	VTR Finance BV 144A, 6.88%, 1/15/24 (b)	2,685

		21,106

Nigeria (USD) (0%)
3,015,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (b)	3,029

Pakistan (USD) (0%)
3,780,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (b)	4,047

Panama (USD) (3%)
4,100,000	Panama Government International Bond, 3.75%, 3/16/25	4,366
7,420,000	Panama Government International Bond, 3.88%, 3/17/28	7,995
550,000	Panama Government International Bond, 4.00%, 9/22/24	597
4,180,000	Republic of Panama, 5.20%, 1/30/20	4,617
10,990,000	Republic of Panama, 6.70%, 1/26/36	14,933
3,135,000	Republic of Panama, 9.38%, 4/01/29	4,843

		37,351

Paraguay (USD) (1%)
2,090,000	Paraguay Government International Bond 144A, 5.00%, 4/15/26 (b)	2,241
6,710,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (b)	7,532

		9,773

Peru (USD) (3%)
2,920,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (b)	3,113
460,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (b)	503
4,560,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 2/08/22 (b)	4,948
500,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (b)	537
5,160,000	Peruvian Government International Bond, 5.63%, 11/18/50	6,553
2,305,000	Peruvian Government International Bond, 7.35%, 7/21/25	3,152
6,730,000	Republic of Peru, 6.55%, 3/14/37	9,220

		28,026

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Philippines (USD) (2%)
1,300,000	Philippine Government International Bond, 3.70%, 3/01/41	$1,498
3,515,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (b)	4,849
7,765,000	Republic of Philippines, 6.38%, 10/23/34	11,528
3,368,000	Republic of Philippines, 7.75%, 1/14/31	5,292

		23,167

Poland (USD) (2%)
8,300,000	Poland Government International Bond, 3.25%, 4/06/26	8,739
2,230,000	Poland Government International Bond, 4.00%, 1/22/24	2,469
4,685,000	Republic of Poland, 3.00%, 3/17/23	4,893

		16,101

Qatar (USD) (0%)
3,520,000	Qatar Government International Bond 144A, 4.63%, 6/02/46 (b)	3,784

Romania (USD) (3%)
10,160,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)	11,047
4,006,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (b)	4,507
4,040,000	Romanian Government International Bond
	144A, 6.13%, 1/22/44 (a)(b)	5,204
8,240,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (b)	9,868

		30,626

Russian Federation (USD) (1%)
3,000,000	Russian Foreign Bond - Eurobond 144A,
	4.88%, 9/16/23 (b)	3,256
4,000,000	Russian Foreign Bond - Eurobond 144A,
	5.63%, 4/04/42 (b)	4,415

		7,671

Senegal (USD) (2%)
9,155,000	Republic of Senegal 144A, 6.25%, 7/30/24 (b)	9,010
7,550,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	8,361

		17,371

Serbia (USD) (2%)
3,160,000	Republic of Serbia 144A, 5.25%, 11/21/17 (b)	3,273
9,140,000	Republic of Serbia 144A, 7.25%, 9/28/21 (b)	10,593
5,950,000	Serbia International Bond 144A,
	5.88%, 12/03/18 (b)	6,328

		20,194

Singapore (INR) (0%)
70,000,000	Standard Chartered Bank/Singapore,
	7.28%, 6/05/19	1,056

Singapore (USD) (0%)
1,900,000	BOC Aviation Pte Ltd. 144A,
	3.88%, 4/27/26 (b)	1,990

South Africa (USD) (1%)
7,490,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (b)	7,471
6,480,000	South Africa Government International Bond,
	4.88%, 4/14/26	6,864

		14,335

Principal or Shares	Security Description	Value (000)
Sri Lanka (USD) (3%)
5,090,000	National Savings Bank 144A, 8.88%, 9/18/18 (b)	$5,523
12,270,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (b)	12,706
4,430,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (b)	4,536
1,845,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (b)	1,926
4,270,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (b)	4,512
5,590,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)(b)	5,833
2,830,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (b)	2,991

		38,027

Tanzania (USD) (0%)
16	United Republic of Tanzania, 6.89%, 3/09/20 (c)	—

Trinidad & Tobago (USD) (0%)
3,900,000	Trinidad & Tobago Government International Bond 144A, 4.50%, 8/04/26 (b)	3,973

Tunisia (USD) (1%)
12,055,000	Banque Centrale de Tunisie SA 144A, 5.75%, 1/30/25 (b)	11,482

Turkey (USD) (3%)
2,120,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (b)	2,203
2,700,000	Republic of Turkey, 4.88%, 4/16/43	2,510
4,570,000	Republic of Turkey, 6.88%, 3/17/36	5,388
4,770,000	Republic of Turkey, 7.38%, 2/05/25	5,680
3,700,000	Republic of Turkey, 8.00%, 2/14/34	4,825
7,140,000	Turkey Government International Bond, 5.63%, 3/30/21	7,610
4,570,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (b)	4,584

		32,800

Ukraine (USD) (2%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (b)	1,025
312,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (b)	311
2,133,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (b)	2,112
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (b)	1,481
7,553,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (b)	7,430
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (b)	1,471
6,783,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (b)	6,613
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (b)	1,462
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (b)	1,458
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (b)	1,454

		24,817

58

Principal or Shares	Security Description	Value (000)
United Arab Emirates (USD) (1%)
5,070,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (b)	$5,342

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (b)	4,421
250,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (b)	3,772
234,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (b)	3,531
43,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	702

		12,426

United States (GHS) (0%)
10,450,000	Citigroup Global Markets Holdings Inc./United States 144A, 0.00%, 3/03/21 (b)	2,695

United States (IDR) (0%)
30,300,000,000	JPMorgan Chase Bank NA, 8.38%, 3/17/34	2,538

Uruguay (USD) (3%)
14,415,525	Uruguay Government International Bond, 4.38%, 10/27/27	15,371
2,214,000	Uruguay Government International Bond, 4.50%, 8/14/24 (a)	2,439
10,449,580	Uruguay Government International Bond, 5.10%, 6/18/50 (a)	10,606

		28,416

Venezuela (USD) (2%)
5,975,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	2,198
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (b)	2,433
3,026,667	Petroleos de Venezuela SA 144A, 8.50%, 11/02/17 (b)	2,364
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	2,748
8,550,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	3,773
2,640,000	Republic of Venezuela, 7.00%, 3/31/38 (c)	1,092
6,584,000	Republic of Venezuela, 7.65%, 4/21/25	2,831
2,065,000	Venezuela Government International Bond, 7.00%, 12/01/18	1,115
4,385,000	Venezuela Government International Bond, 7.75%, 10/13/19 (c)	2,121
1,740,000	Venezuela Government International Bond, 9.25%, 9/15/27	846

		21,521

Vietnam (USD) (1%)
8,420,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (b)	9,004
2,030,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	2,287

		11,291

Virgin Islands (British) (USD) (1%)
5,130,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (b)	5,341
935,000	State Grid Overseas Investment 2013 Ltd. 144A, 4.38%, 5/22/43 (b)	1,105
2,720,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (b)	2,785

		9,231

Principal or Shares	Security Description	Value (000)
Zambia (USD) (1%)
1,190,000	Republic of Zambia 144A, 5.38%, 9/20/22 (b)	$950
9,025,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)(b)	7,987
6,330,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (b)	5,586

		14,523

Total Bonds (Cost - $1,059,478)		1,094,039

Investment Company (6%)
67,074,199	Payden Cash Reserves Money Market Fund *
	(Cost - $67,074)	67,074

Total (Cost - $1,126,552) (104%)		1,161,113
Liabilities in excess of Other Assets (-4%)		(40,799)

Net Assets (100%)		$1,120,314

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $46,057 and the total market value of the collateral held by the Fund is $47,119. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
11/7/2016	Argentine Peso (Buy 18,120)	BNP PARIBAS	$3
10/3/2016	Indonesian Rupiah (Buy 35,114,000)	HSBC Bank USA, N.A.	14

			$17

Liabilities:
10/31/2016	British Pound (Sell 6,408)	UBS AG	$(74)
8/23/2016	Chinese Yuan (Sell 60,401)	Barclays Bank PLC	(56)
9/20/2016	Euro (Sell 4,905)	BNP PARIBAS	(36)
8/19/2016	Mexican Peso (Sell 103,780)	Credit Suisse First Boston International	(42)
10/17/2016	Philippine Peso (Buy 261,410)	HSBC Bank USA, N.A.	(29)
8/26/2016	Poland Zloty (Sell 21,503)	Barclays Bank PLC	(160)
11/1/2016	Singapore Dollar (Sell 7,573)	BNP PARIBAS	(52)
8/18/2016	South Korean Won (Sell 6,399,000)	Barclays Bank PLC	(107)
10/27/2016	Thailand Baht (Sell 97,970)	Barclays Bank PLC	(16)
8/12/2016	Turkish Lira (Sell 15,019)	Barclays Bank PLC	(28)

			$(600)

59 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (93%)
Argentina (ARS) (0%)
3,150,000	Letras del Banco Central de la Republica Argentina, 0.00%, 1/11/17	$189

Brazil (BRL) (12%)
5,837,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	1,692
17,691,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/23	5,028
9,835,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/25	2,770
1,000,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/18	915
3,875,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/18	1,156
22,535,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/19	6,667

		18,228

Chile (CLP) (0%)
79,000,000	Republic of Chile, 5.50%, 8/05/20	128

Colombia (COP) (6%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21	183
1,100,000,000	Colombian TES, 5.00%, 11/21/18	344
1,800,000,000	Colombian TES, 6.00%, 4/28/28	513
7,545,000,000	Colombian TES, 7.00%, 5/04/22	2,437
7,949,000,000	Colombian TES, 10.00%, 7/24/24	2,998
2,330,000,000	Colombian TES, 11.00%, 7/24/20	861
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	280
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	332
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	365
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	320
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	465

		9,098

Hungary (HUF) (5%)
163,000,000	Hungary Government Bond, 3.50%, 6/24/20	626
95,000,000	Hungary Government Bond, 5.50%, 12/20/18	375
257,000,000	Hungary Government Bond, 5.50%, 6/24/25	1,123
154,000,000	Hungary Government Bond, 6.00%, 11/24/23	686
561,400,000	Hungary Government Bond, 6.50%, 6/24/19	2,312
518,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,362
80,000,000	Hungary Government Bond, 7.50%, 11/12/20	355

		7,839

Indonesia (IDR) (4%)
31,000,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23	2,206
9,000,000,000	Indonesia Treasury Bond, 7.00%, 5/15/22	695
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32	2,021
15,600,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	1,320

		6,242

Malaysia (MYR) (6%)
4,050,000	Malaysia Government Bond, 3.42%, 8/15/22	998
2,970,000	Malaysia Government Bond, 3.80%, 8/17/23	748
3,100,000	Malaysia Government Bond, 3.89%, 7/31/20	783

Principal or Shares	Security Description	Value (000)

5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	$1,268
11,960,000	Malaysia Government Bond, 4.16%, 7/15/21	3,060
2,705,000	Malaysia Government Bond, 4.18%, 7/15/24	695
2,250,000	Malaysia Government Bond, 4.38%, 11/29/19	575
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,145
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	664

		9,936

Mexico (MXN) (9%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	794
72,300	America Movil SAB de CV, 6.45%, 12/05/22	372
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25	538
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	336
65,000,000	Mexican Bonos, 6.50%, 6/09/22	3,604
10,700,000	Mexican Bonos, 7.75%, 5/29/31	653
12,800,000	Mexican Bonos, 7.75%, 11/13/42	800
30,000,000	Mexican Bonos, 8.00%, 6/11/20	1,738
6,500,000	Mexican Bonos, 8.00%, 12/07/23	393
12,940,000	Mexican Bonos, 8.50%, 5/31/29	835
14,949,000	Mexican Bonos, 8.50%, 11/18/38	995
20,783,100	Mexican Bonos, 10.00%, 12/05/24	1,413
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	843
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	545

		13,859

Nigeria (NGN) (0%)
70,000,000	Nigeria Government International Bond 144A, 13.05%, 8/16/16 (a)	220

Peru (PEN) (2%)
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	1,206
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	162
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	957
1,335,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	473

		2,798

Philippines (PHP) (0%)
8,000,000	Philippine Government International Bond, 4.95%, 1/15/21	183
17,000,000	Republic of Philippines, 6.25%, 1/14/36	423

		606

Poland (PLN) (9%)
12,225,000	Poland Government Bond, 2.50%, 7/25/18	3,192
11,410,000	Poland Government Bond, 2.50%, 7/25/26	2,839
1,415,000	Poland Government Bond, 3.25%, 7/25/25	376
830,000	Poland Government Bond, 3.75%, 4/25/18	221
1,300,000	Poland Government Bond, 4.00%, 10/25/23	365
4,375,000	Poland Government Bond, 5.25%, 10/25/20	1,266
13,100,000	Poland Government Bond, 5.50%, 10/25/19	3,745
3,060,000	Poland Government Bond, 5.75%, 10/25/21	918
1,850,000	Poland Government Bond, 5.75%, 9/23/22	565

		13,487

Romania (RON) (3%)
1,350,000	Romania Government Bond, 5.60%, 11/28/18	374
4,350,000	Romania Government Bond, 5.85%, 4/26/23	1,303
8,510,000	Romania Government Bond, 5.95%, 6/11/21	2,444

		4,121

Russian Federation (RUB) (5%)
123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,745

60

Principal or Shares	Security Description	Value (000)

53,800,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28	$744
68,180,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	1,003
160,770,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,354
130,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	1,956

		7,802

Singapore (INR) (0%)
13,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	196

South Africa (ZAR) (10%)
49,200,000	Republic of South Africa, 6.25%, 3/31/36	2,592
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,414
9,100,000	Republic of South Africa, 6.75%, 3/31/21	622
15,200,000	South Africa Government Bond, 7.75%, 2/28/23	1,063
70,500,000	South Africa Government Bond, 8.25%, 3/31/32	4,699
49,805,000	South Africa Government Bond, 10.50%, 12/21/26	4,042
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	762

		15,194

Thailand (THB) (6%)
85,500,000	Thailand Government Bond, 3.63%, 6/16/23	2,728
84,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,670
65,190,000	Thailand Government Bond, 3.88%, 6/13/19	1,995
62,600,000	Thailand Government Bond, 4.88%, 6/22/29	2,317

		9,710

Turkey (TRY) (7%)
2,281,473	Turkey Government Bond, 3.00%, 2/23/22	779
1,065,000	Turkey Government Bond, 6.30%, 2/14/18	345
225,000	Turkey Government Bond, 7.40%, 2/05/20	71
2,100,000	Turkey Government Bond, 8.00%, 3/12/25	641
7,415,000	Turkey Government Bond, 8.50%, 9/14/22	2,373
1,092,824	Turkey Government Bond, 8.80%, 11/14/18	364
2,825,000	Turkey Government Bond, 9.00%, 3/08/17	948
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	1,000
6,050,000	Turkey Government Bond, 9.50%, 1/12/22	2,026
3,420,000	Turkey Government Bond, 10.40%, 3/20/24	1,201
1,350,000	Turkey Government Bond, 10.50%, 1/15/20	471

		10,219

United Kingdom (IDR) (2%)
27,400,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/17/34 (a)	2,295
4,500,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/17/34 (a)	377

		2,672

United Kingdom (INR) (1%)
75,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	1,132
39,000,000	Standard Chartered Bank/Singapore 144A, 8.83%, 11/29/23 (a)	635
13,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	212

		1,979

United States (GHS) (0%)
2,600,000	Citigroup Global Markets Holdings Inc./United States 144A, 0.00%, 3/03/21 (a)	670

United States (IDR) (5%)
5,500,000,000	JPMorgan Chase Bank N.A., 8.38%, 3/19/24	457

Principal or Shares	Security Description	Value (000)

49,194,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 (a)	$4,471
18,740,000,000	JPMorgan Chase Bank NA 144A, 8.38%, 9/17/26 (a)	1,586
10,000,000,000	JPMorgan Chase Bank NA 144A, 8.75%, 6/03/31 (a)	871

		7,385

United States (USD) (1%)
1,500,000	U.S. Treasury Strip Principal, 0.00%, 8/15/45	771

Total Bonds (Cost - $153,927)		143,349

Investment Company (5%)
2,582,539	Payden Cash Reserves Money Market Fund *	2,582
478,709	Payden Emerging Markets Corporate Bond Fund, SI Class *	4,816

Total Investment Company (Cost - $7,483)		7,398

Total (Cost - $161,410) (98%)		150,747
Other Assets, net of Liabilities (2%)		3,013

Net Assets (100%)		$153,760

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

61 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/3/2016	Indonesian Rupiah (Buy 6,201,000)	HSBC Bank USA, N.A.	$2
9/30/2016	Malaysian Ringgit (Buy 17,012)	Barclays Bank PLC	51
8/26/2016	South African Rand (Buy 3,050)	HSBC Bank USA, N.A.	27
10/27/2016	Thailand Baht (Buy 26,640)	Barclays Bank PLC	4
8/12/2016	Turkish Lira (Buy 6,970)	Barclays Bank PLC	13

			$97

Liabilities:
11/7/2016	Argentine Peso (Buy 7,350)	BNP PARIBAS	$(9)
10/31/2016	British Pound (Sell 1,738)	UBS AG	(20)
8/23/2016	Chinese Yuan (Sell 18,952)	Barclays Bank PLC	(8)
10/19/2016	Colombian Peso (Buy 2,834,000)	HSBC Bank USA, N.A.	(45)
8/19/2016	Mexican Peso (Buy 6,780)	Credit Suisse First Boston International	(5)
8/25/2016	New Taiwan Dollar (Sell 47,320)	HSBC Bank USA, N.A.	(42)
10/17/2016	Philippine Peso (Buy 112,020)	HSBC Bank USA, N.A.	(13)
11/1/2016	Singapore Dollar (Sell 1,028)	BNP PARIBAS	(7)
8/26/2016	South African Rand (Sell 3,050)	HSBC Bank USA, N.A.	(9)
8/18/2016	South Korean Won (Sell 1,747,000)	Barclays Bank PLC	(29)

			$(187)

62

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (4%)
145,000	Argentine Republic Government International Bond, 2.50%, 12/31/38	$99
200,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	216
365,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	397
78,514	Argentine Republic Government International Bond, 8.28%, 12/31/33	88
250,000	City of Buenos Aires Argentina 144A, 7.50%, 6/01/27 (a)	261
160,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	162
270,000	YPF SA 144A, 8.50%, 3/23/21 (a)	290

		1,513

Armenia (USD) (1%)
200,000	Republic of Armenia 144A, 7.15%, 3/26/25 (a)	212

Azerbaijan (USD) (0%)
200,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	203

Barbados (USD) (1%)
285,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (a)	305

Bermuda (USD) (3%)
220,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	182
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	477
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	227
310,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	310

		1,196

Brazil (USD) (1%)
235,000	Brazilian Government International Bond, 5.63%, 1/07/41	233
496,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	358

		591

Canada (USD) (2%)
200,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	207
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	454
225,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	202
195,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a)	33

		896

Cayman Islands (USD) (8%)
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34 (b)	224
462,000	Baidu Inc., 3.50%, 11/28/22	485
420,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	429
400,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)(b)	431
400,000	Hutchison Whampoa International 11 Ltd. 144A, 4.63%, 1/13/22 (a)	448

Principal or Shares	Security Description	Value (000)

200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	$201
280,000	Lima Metro Line 2 Finance Ltd. 144A,
	5.88%, 7/05/34 (a)	307
320,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	331
322,500	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	88
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	208
125,000	Vale Overseas Ltd., 5.88%, 6/10/21	130
250,000	Vale Overseas Ltd., 6.88%, 11/21/36	242

		3,524

Chile (USD) (2%)
360,000	Corpbanca SA, 3.13%, 1/15/18	365
666,305	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	613

		978

China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	402

Colombia (USD) (1%)
180,000	Ecopetrol SA, 5.38%, 6/26/26	178
190,000	Ecopetrol SA, 5.88%, 5/28/45	169

		347

Costa Rica (USD) (2%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	415
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	209
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	214

		838

Dominica Republic (USD) (1%)
425,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)	452
100,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	113

		565

Georgia (USD) (2%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	259
260,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	262
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	209
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	223

		953

Ghana (USD) (0%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	201

Guatemala (USD) (0%)
200,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	211

Hong Kong (USD) (3%)
325,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	337
420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	431
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	297

		1,065

63 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
India (USD) (3%)
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	$ 240
200,000	Export-Import Bank of India, 4.00%, 1/14/23	212
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	270
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	206
260,000	State Bank of India/London 144A, 4.13%, 8/01/17 (a)	266

		1,194

Indonesia (USD) (2%)
520,000	Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18 (b)	524
200,000	Pelabuhan Indonesia III PT 144A, 4.88%, 10/01/24 (a)	215

		739

Ireland (USD) (0%)
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.95%, 2/01/22	210

Israel (USD) (2%)
445,000	Israel Electric Corp. Ltd., 2.63%, 1/17/18	445
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	391

		836

Ivory Coast (USD) (0%)
198,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	190

Jamaica (USD) (1%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	219

Kazakhstan (USD) (1%)
280,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	309

Luxembourg (USD) (5%)
410,000	Altice Financing SA 144A, 7.50%, 5/15/26 (a)	415
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	244
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	258
400,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)	399
205,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	200
490,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	535

		2,051

Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	228

Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	188

Mexico (USD) (9%)
375,000	America Movil SAB de CV, 3.13%, 7/16/22	393
300,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)	304
300,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	343

Principal or Shares	Security Description	Value (000)

300,000	Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	$ 327
241,727	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	248
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	223
400,000	Grupo Bimbo SAB de CV 144A, 4.50%, 1/25/22 (a)	438
200,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	217
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	198
237,845	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	238
400,000	PLA Administradora Industrial S de RL de CV 144A, 5.25%, 11/10/22 (a)	414
400,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	416

		3,759

Montenegro (EUR) (1%)
200,000	Montenegro Government International Bond 144A, 5.75%, 3/10/21 (a)	231

Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	212
240,000	OCP SA 144A, 4.50%, 10/22/25 (a)	242
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	500

		954

Netherlands (USD) (8%)
540,000	Bharti Airtel International Netherlands BV 144A, 5.13%, 3/11/23 (a)	591
205,000	GTH Finance BV 144A, 6.25%, 4/26/20 (a)	214
205,000	GTH Finance BV 144A, 7.25%, 4/26/23 (a)	216
415,000	Lukoil International Finance BV 144A, 6.13%, 11/09/20 (a)	449
200,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	230
240,000	Petrobras Global Finance BV, 4.38%, 5/20/23	207
355,000	Petrobras Global Finance BV, 5.75%, 1/20/20	355
215,000	Petrobras Global Finance BV, 6.88%, 1/20/40	179
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	173
130,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	133
70,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	73
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	336

		3,156

Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	411
200,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	208

		619

Peru (USD) (3%)
200,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	213
200,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)	218
200,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (a)	215

64

Principal or Shares	Security Description	Value (000)

400,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)	$406
180,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	186

		1,238

Philippines (USD) (1%)
200,000	International Container Terminal Services Inc., 7.38%, 3/17/20	230

Qatar (USD) (2%)
230,000	Qatar Government International Bond 144A, 2.38%, 6/02/21 (a)	232
200,000	Qatar Government International Bond 144A, 4.63%, 6/02/46 (a)	215
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	283

		730

Senegal (USD) (1%)
200,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	222

Singapore (USD) (3%)
240,000	BOC Aviation Pte Ltd. 144A, 3.88%, 4/27/26 (a)	251
350,000	DBS Bank Ltd., 3.63%, 9/21/22 (c)	358
320,000	Flextronics International Ltd., 4.63%, 2/15/20	337
355,000	Oversea-Chinese Banking Corp. Ltd. 144A, 3.15%, 3/11/23 (a)	362

		1,308

South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	270
350,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	359
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	451

		1,080

Sri Lanka (USD) (2%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	217
200,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	205
210,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	219

		641

Sweden (USD) (1%)
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	505

Thailand (USD) (1%)
225,000	Bangkok Bank PCL/Hong Kong 144A, 4.80%, 10/18/20 (a)	250
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24	210

		460

Turkey (USD) (2%)
550,000	Turkiye Garanti Bankasi AS 144A, 4.00%, 9/13/17 (a)	553
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	271

		824

United Arab Emirates (USD) (3%)
300,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	316
270,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	312
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	279

Principal or Shares	Security Description	Value (000)

200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	$233

		1,140

United States (USD) (6%)
260,000	Air Lease Corp., 4.25%, 9/15/24	272
180,000	Baxalta Inc., 4.00%, 6/23/25	192
310,000	Cemex Finance LLC 144A, 6.00%, 4/01/24 (a)	318
200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	209
230,000	First Cash Financial Services Inc., 6.75%, 4/01/21	238
200,000	FS Investment Corp., 4.25%, 1/15/20	206
255,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	259
300,000	Hyundai Capital America 144A, 2.50%, 3/18/19 (a)	306
90,000	Sable International Finance Senior Secured Term Loan B2, 5.80%, 12/02/22	91
110,000	Sable International Finance Term Loan B1, 5.50%, 12/02/22	111
200,000	United Continental Holdings Inc., 6.00%, 12/01/20 (b)	212

		2,414

Virgin Islands (British) (USD) (3%)
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25	285
450,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	458
200,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (a)	205
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	501

		1,449

Total Bonds (Cost - $39,981)		41,124

Investment Company (3%)
1,207,104	Payden Cash Reserves Money Market Fund * (Cost - $1,207)	1,207

Total (Cost - $41,188) (102%)		42,331
Liabilities in excess of Other Assets (-2%)		(766)

Net Assets (100%)		$41,565

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $903 and the total market value of the collateral held by the Fund is $932. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

65 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
8/23/2016	Chinese Yuan (Sell 1,199)	Barclays Bank PLC	$(1)
9/20/2016	Euro (Sell 211)	BNP PARIBAS	(2)
8/19/2016	Mexican Peso (Sell 3,570)	Credit Suisse First Boston International	(1)
10/17/2016	Philippine Peso (Buy 9,820)	HSBC Bank USA, N.A.	(1)
8/18/2016	South Korean Won (Sell 238,000)	Barclays Bank PLC	(4)
10/27/2016	Thailand Baht (Sell 3,640)	Barclays Bank PLC	(1)
8/12/2016	Turkish Lira (Sell 576)	Barclays Bank PLC	(1)

			$(11)

66

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (77%)
Consumer Discretionary (10%)
225,200	Darden Restaurants Inc.	$13,863
297,200	Mattel Inc.	9,920
133,200	McDonald’s Corp.	15,671
655,600	Regal Entertainment Group (a)	15,420
300,900	Six Flags Entertainment Corp.	16,968
108,400	Target Corp.	8,166

		80,008

Consumer Staple (13%)
318,300	Altria Group Inc.	21,549
106,600	General Mills Inc.	7,663
107,700	Kimberly-Clark Corp.	13,953
184,500	Kraft Heinz Co.	15,939
49,900	PepsiCo Inc.	5,435
75,000	Philip Morris International Inc.	7,519
89,200	Procter & Gamble Co.	7,635
245,101	Reynolds American Inc.	12,270
122,000	Wal-Mart Stores Inc.	8,902

		100,865

Energy (3%)
109,100	Chevron Corp.	11,181
133,200	Exxon Mobil Corp.	11,848

		23,029

Financial (13%)
180,600	Arthur J Gallagher & Co.	8,884
111,400	Bank of Hawaii Corp. (a)	7,678
131,200	CME Group Inc.	13,414
295,600	Invesco Ltd.	8,625
283,400	JPMorgan Chase & Co.	18,129
665,100	KeyCorp.	7,782
157,000	MetLife Inc.	6,710
98,700	Prudential Financial Inc.	7,431
410,300	Wells Fargo & Co.	19,682

		98,335

Healthcare (6%)
127,100	Johnson & Johnson	15,917
300,300	Merck & Co. Inc.	17,615
454,100	Pfizer Inc.	16,752

		50,284

Industrial (9%)
51,900	Boeing Co.	6,937
140,500	Emerson Electric Co.	7,854
627,700	General Electric Co.	19,546
82,000	Lockheed Martin Corp.	20,724
179,200	Waste Management Inc.	11,849

		66,910

Information Technology (3%)
92,800	International Business Machines Corp.	14,905
169,600	Qualcomm Inc.	10,614

		25,519

Material (2%)
135,700	Dow Chemical Co.	7,283
103,900	LyondellBasell Industries NV	7,819

		15,102
Technology (10%)
555,400	Cisco Systems Inc.	16,956
429,700	Intel Corp.	14,979
266,600	Maxim Integrated Products Inc.	10,872

Principal or Shares	Security Description	Value (000)

136,800	Microchip Technology Inc. (a)	$7,612
233,700	Microsoft Corp.	13,246
278,400	Paychex Inc.	16,504

		80,169

Telecommunication (3%)
307,400	AT&T Inc.	13,308
256,600	Verizon Communications Inc.	14,218

		27,526

Utility (5%)
137,900	Ameren Corp.	7,231
48,100	Consolidated Edison Inc.	3,852
90,200	Duke Energy Corp.	7,720
186,200	PPL Corp.	7,022
71,600	Southern Co.	3,831
147,100	Westar Energy Inc.	8,174

		37,830

Total Common Stock		605,577

Master Limited Partnership (6%)
681,900	Enterprise Products Partners LP	19,414
190,652	Magellan Midstream Partners LP	13,891
203,600	Spectra Energy Partners LP	9,923

Total Master Limited Partnership		43,228

Preferred Stock (4%)
95,700	Bank of America Corp., 6.625%	2,640
103,000	BB&T Corp., 5.625%	2,814
60,000	Capital One Financial Corp., 5.20%	1,502
137,000	DDR Corp., 6.50%	3,536
95,900	Discover Financial Services, 6.50%	2,557
116,000	Goldman Sachs Group Inc., 5.50%	3,140
37,800	Goldman Sachs Group Inc., 6.30%	1,023
119,900	Kinder Morgan Inc./DE., 9.75%	5,851
49,000	Public Storage, 5.875% (a)	1,386
110,900	US Bancorp, 6.50%	3,401
192,600	Wells Fargo & Co., 6.00%	5,262

Total Preferred Stock		33,112

Real Estate Investment Trust (7%)
237,600	Equity Residential	16,155
149,700	Prologis Inc.	8,157
73,700	Public Storage	17,608
61,200	Simon Property Group Inc.	13,895

Total Real Estate Investment Trust		55,815

Total Stocks (Cost - $641,770)		737,732

Exchange Traded Fund (1%)
193,900	iShares U.S. Preferred Stock ETF
	(Cost - $7,791)	7,808

Investment Company (11%)
80,895,755	Payden Cash Reserves Money Market Fund *
	(Cost - $80,896)	80,896

Total (Cost - $730,457) (106%)		826,436
Liabilities in excess of Other Assets (-6%)		(44,289)

Net Assets (100%)		$782,147

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $14,525 and the total market value of the collateral held by the Fund is $14,890. Amounts in 000s.

67 Payden Mutual Funds

Schedule of Investments - July 31, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
789,503	American Homes 4 Rent 2014-SFR1 144A, 1.48%, 6/17/31 (a)	$787
619,577	American Residential Properties 2014-SFR1 Trust 144A, 1.58%, 9/17/31 (a)	614
1,580,000	Apidos CDO 144A, 4.18%, 4/15/25 (a)	1,570
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 4.20%, 4/20/25 (a)	1,676
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.43%, 4/18/25 (a)	1,724
850,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.20%, 4/27/27 (a)	849
700,000	Cent CLO LP 144A, 1.83%, 7/23/25 (a)	693
1,750,000	Cent CLO LP 144A, 4.16%, 7/23/25 (a)	1,692
960,000	CIFC Funding 2013-III Ltd. 144A, 3.96%, 10/24/25 (a)	919
605,366	Colony American Homes 2014-1 144A, 1.63%, 5/17/31 (a)	604
577,960	Colony American Homes 2014-2 144A, 1.44%, 7/17/31 (a)	571
697,944	Colony American Homes 2015-1 144A, 1.68%, 7/17/32 (a)	696
1,970,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (a)	2,024
1,750,000	Dryden XXII Senior Loan Fund 144A, 3.83%, 8/15/25 (a)	1,674
2,100,000	Dryden XXXI Senior Loan Fund 144A, 2.03%, 4/18/26 (a)	2,094
1,730,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (a)	1,710
297,061	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 0.74%, 12/25/35	277
702,701	Invitation Homes 2013-SFR1 Trust 144A, 1.63%, 12/17/30 (a)	701
1,260,638	Invitation Homes 2014-SFR1 Trust 144A, 1.48%, 6/17/31 (a)	1,248
1,903,623	Invitation Homes 2014-SFR2 Trust 144A, 1.58%, 9/17/31 (a)	1,893
832,015	Invitation Homes 2015-SFR2 Trust 144A, 1.83%, 6/17/32 (a)	833
285,748	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	307
50,486	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	52
560,000	Madison Park Funding XIII Ltd. 144A, 2.14%, 1/19/25 (a)	559
450,000	Octagon Investment Partners 24 Ltd. 144A, 2.10%, 5/21/27 (a)	448
925,000	Octagon Investment Partners XIV Ltd. 144A, 4.68%, 1/15/24 (a)	904
1,450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (a)	1,471
690,692	Progress Residential 2015-SFR1 Trust 144A, 1.88%, 2/17/32 (a)	693
59,382	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33	58

Principal or Shares	Security Description	Value (000)

1,560,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	$1,609
500,000	Symphony CLO XII Ltd. 144A, 4.18%, 10/15/25 (a)	488
875,000	Tyron Park CLO Ltd. 144A, 4.18%, 7/15/25 (a)	851
2,150,000	Venture XVII CLO Ltd. 144A, 2.16%, 7/15/26 (a)	2,138
577,711	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	578
385,115	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	384
396,636	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)	395
1,035,120	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	1,032
801,843	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	796
620,009	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (a)	622
1,950,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (a)	1,979

Total Asset Backed (Cost - $40,095)		40,213

Bank Loans(b) (6%)
59,925	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	60
559,220	Allison Transmission Inc. Term Loan B3 1L, 3.50%, 8/23/19	560
724,889	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	728
839,850	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	843
982,387	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	986
1,340,000	Charter Communications Operating LLC Term Loan H 1L, 3.25%, 8/24/21	1,346
901,716	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	903
577,055	Dollar Tree Inc. Term Loan B 1L, 3.50%, 7/06/22	581
1,022,000	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23	1,025
559,188	Live Nation Entertainment Inc. Term Loan B 1L, 3.50%, 8/16/20	563
675,511	Michaels Stores Inc. Term Loan B2 1L, 4.00%, 1/28/20	680
990,000	NBTY Inc. Term Loan B 1L, 5.00%, 5/05/23	988
893,233	PetSmart Inc. Term Loan B 1L, 4.25%, 3/10/22	896
770,051	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	774
575,000	UPC Financing Partnership Term Loan 1L, 3.41%, 6/30/21	574

Total Bank Loans (Cost - $11,447)		11,507

Corporate Bond (33%)
390,000	AbbVie Inc., 2.30%, 5/14/21	398
380,000	AbbVie Inc., 2.50%, 5/14/20	390
400,000	Actavis Funding SCS, 1.74%, 3/12/18	402
320,000	Actavis Funding SCS, 3.00%, 3/12/20	333
855,000	Air Canada 144A, 8.75%, 4/01/20 (a)	916
785,000	Air Lease Corp., 2.13%, 1/15/18	786
900,000	Aircastle Ltd., 4.63%, 12/15/18 (c)	947
780,000	Ally Financial Inc., 4.25%, 4/15/21	799
630,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	644

68

Principal or Shares	Security Description	Value (000)

870,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (c)	$911
850,000	Amgen Inc., 2.13%, 5/01/20	870
420,000	Amgen Inc., 3.88%, 11/15/21	463
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (a)	602
740,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	767
1,020,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (a)	1,038
890,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.65%, 12/15/19 (a)	900
610,000	Arizona Public Service Co., 2.20%, 1/15/20	624
600,000	AutoZone Inc., 2.50%, 4/15/21	612
1,130,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	1,148
570,000	Banco Santander Chile 144A, 1.56%, 4/11/17 (a)	571
600,000	Baxalta Inc., 2.88%, 6/23/20	609
240,000	Baxalta Inc., 5.25%, 6/23/45	278
520,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	525
410,000	Block Financial LLC, 4.13%, 10/01/20 (c)	427
470,000	BNZ International Funding Ltd., 2.35%, 3/04/19 (d)	478
375,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	379
830,000	Centene Corp., 5.63%, 2/15/21	879
715,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)	740
295,000	Compass Bank, 2.75%, 9/29/19	294
510,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	537
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	688
470,000	CSC Holdings LLC, 8.63%, 2/15/19	525
790,000	CVS Health Corp., 2.80%, 7/20/20	827
1,310,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	1,370
480,000	DISH DBS Corp., 4.25%, 4/01/18	494
380,000	DISH DBS Corp., 4.63%, 7/15/17	390
1,090,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (a)	1,116
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,303
390,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	408
570,000	E*TRADE Financial Corp., 5.38%, 11/15/22	607
230,000	Electronic Arts Inc., 3.70%, 3/01/21	246
450,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	461
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (a)	762
610,000	FLIR Systems Inc., 3.13%, 6/15/21	633
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	809
1,010,000	Frontier Communications Corp., 6.25%, 9/15/21	987
890,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	906
475,000	Glencore Funding LLC 144A, 2.04%, 1/15/19 (a)	458
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	1,432
1,100,000	Guardian Life Global Funding 144A, 2.00%, 4/26/21 (a)	1,116
370,000	HCA Inc., 4.25%, 10/15/19	386

Principal or Shares	Security Description	Value (000)

195,000	HealthSouth Corp., 5.75%, 11/01/24	$203
800,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	810
920,000	Hewlett Packard Enterprise Co. 144A, 3.60%, 10/15/20 (a)	971
280,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	282
530,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	538
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	252
860,000	International Lease Finance Corp., 3.88%, 4/15/18	888
660,000	KeyCorp, 2.90%, 9/15/20	688
535,000	Keysight Technologies Inc., 3.30%, 10/30/19	549
310,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	314
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	677
690,000	L Brands Inc., 5.63%, 2/15/22	762
560,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	590
380,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	437
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	652
660,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	675
185,000	MGM Resorts International, 6.75%, 10/01/20	205
185,000	Michaels Stores Inc. 144A, 5.88%, 12/15/20 (a)(c)	193
1,680,000	Microsoft Corp., 2.38%, 2/12/22	1,742
250,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	251
740,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	760
780,000	Morgan Stanley, 2.45%, 2/01/19	798
895,000	Navient Corp., 6.00%, 1/25/17	912
850,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)(c)	894
840,000	New York Life Global Funding 144A, 2.00%, 4/13/21 (a)	854
630,000	Newell Brands Inc., 3.15%, 4/01/21	662
870,000	NextEra Energy Capital Holdings Inc., 2.30%, 4/01/19	886
845,000	Providence Health & Services Obligated Group, 1.45%, 10/01/16	845
162,000	Reynolds American Inc., 3.25%, 6/12/20	171
350,000	Schaeffler Holding Finance BV 144A, 6.25%, 11/15/19 (a)	365
670,000	Shell International Finance BV, 2.25%, 11/10/20	690
910,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)	943
530,000	Southern Power Co., 1.50%, 6/01/18	532
590,000	Sprint Communications Inc., 8.38%, 8/15/17	613
840,000	Tenet Healthcare Corp., 6.00%, 10/01/20	893
420,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	423
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	601
430,000	Under Armour Inc., 3.25%, 6/15/26	439

69 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

260,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (a)	$269
680,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	718
360,000	Voya Financial Inc., 5.65%, 5/15/53	348
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	984
110,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	124
1,130,000	Westpac Banking Corp., 2.60%, 11/23/20	1,170
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (a)	467
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	657
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17	245
165,000	Zimmer Holdings Inc., 2.00%, 4/01/18	166

Total Corporate Bond (Cost - $62,915)		64,299

Foreign Government (3%)
1,850,000	Argentine Republic Government International Bond 144A, 6.25%, 4/22/19 (a)	1,966
620,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	696
400,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	456
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	1,015
430,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	433
840,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	930
870,000	Serbia International Bond 144A, 5.88%, 12/03/18 (a)	925

Total Foreign Government (Cost - $6,245)		6,421

Mortgage Backed (32%)
471,566	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	377
425,317	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	361
1,036,411	American Home Mortgage Assets Trust 2007-2, 0.61%, 3/25/47	762
726,993	Banc of America Funding 2005-H Trust, 2.91%, 11/20/35	607
270,751	Bank of America Mortgage Securities Inc., 2.89%, 10/20/32	271
656,097	Chase Mortgage Finance Corp., 6.00%, 5/25/37	533
201,856	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	188
1,452,468	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.79%, 3/20/36	1,167
1,648,358	Connecticut Avenue Securities, 1.44%, 5/25/24	1,650
722,476	Connecticut Avenue Securities, 1.44%, 5/25/24	722
1,520,388	Connecticut Avenue Securities, 1.69%, 7/25/24	1,524
598,200	Connecticut Avenue Securities, 1.69%, 7/25/24	600
662,422	Connecticut Avenue Securities, 2.44%, 11/25/24	666
114,358	Connecticut Avenue Securities, 2.49%, 10/25/23	115
936,918	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	788

Principal or Shares	Security Description	Value (000)

749,550	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	$630
865,203	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	831
1,183,194	Fannie Mae Connecticut Avenue Securities, 1.64%, 5/25/25	1,185
1,550,000	Fannie Mae Connecticut Avenue Securities, 1.94%, 1/25/29	1,554
497,098	Fannie Mae Connecticut Avenue Securities, 1.99%, 7/25/25	499
471,025	Fannie Mae Connecticut Avenue Securities, 2.19%, 4/25/28	475
1,947,699	Fannie Mae Connecticut Avenue Securities, 2.44%, 8/25/28	1,967
852,009	Fannie Mae Connecticut Avenue Securities, 2.59%, 11/25/24	857
1,128,992	Fannie Mae Connecticut Avenue Securities, 2.69%, 10/25/28	1,145
1,200,000	Fannie Mae Connecticut Avenue Securities, 4.49%, 5/25/25	1,232
1,050,000	Fannie Mae Connecticut Avenue Securities, 4.74%, 1/25/29	1,056
700,000	Fannie Mae Connecticut Avenue Securities, 5.49%, 7/25/25	736
550,000	Fannie Mae Connecticut Avenue Securities, 5.49%, 7/25/25	583
1,400,000	Fannie Mae Connecticut Avenue Securities, 6.19%, 4/25/28	1,513
400,000	Fannie Mae Connecticut Avenue Securities, 6.49%, 9/25/28	438
1,075,547	FHR 4093 IO, 6.22%, 1/15/38	176
1,323,626	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.39%, 10/25/27	1,324
870,755	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 2/25/24	872
361,332	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.54%, 3/25/25	361
618,810	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.74%, 3/25/28	620
1,800,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.14%, 4/25/24	1,807
296,893	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.14%, 8/25/24	298
4,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.19%, 3/25/28	4,592
247,872	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.99%, 1/25/25	271
1,188,218	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.84%, 3/25/35 (a)	1,011
511,288	HarborView Mortgage Loan Trust 2004-10, 3.07%, 1/19/35	474
131,669	HomeBanc Mortgage Trust 2004-1, 1.35%, 8/25/29	123
397,042	IndyMac Index Mortgage Loan Trust 2005-AR13, 2.86%, 8/25/35	348

70

Principal or Shares	Security Description	Value (000)

523,107	JP Morgan Alternative Loan Trust, 0.66%, 8/25/36	$483
890,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.73%, 1/15/32 (a)	890
179,935	JP Morgan Mortgage Trust, 6.00%, 7/25/36	161
691,582	JP Morgan Mortgage Trust, 6.00%, 6/25/37	580
765,422	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)	781
165,654	MLCC Mortgage Investors Inc., 2.55%, 2/25/36	164
302,999	Morgan Stanley Mortgage Loan Trust, 3.10%, 1/25/35	293
577,959	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	605
756,779	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)	789
946,829	New Residential Mortgage Loan Trust 2014-3 144A, 5.68%, 11/25/54 (a)	1,030
385,507	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	396
812,371	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)	853
1,125,344	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)	1,179
214,569	Prime Mortgage Trust, 5.00%, 10/25/35	210
2,346,717	RALI Series 2005-QA7 Trust, 3.42%, 7/25/35	2,084
308,037	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	259
566,327	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	460
37,486	Sequoia Mortgage Trust, 3.50%, 4/25/42	38
648,701	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	649
410,963	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	412
800,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	800
395,368	Structured Adjustable Rate Mortgage Loan Trust, 2.90%, 8/25/34	387
40,604	Structured Adjustable Rate Mortgage Loan Trust, 2.95%, 8/25/34	40
321,611	Structured Adjustable Rate Mortgage Loan Trust, 2.96%, 12/25/35	259
1,832,492	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.70%, 8/25/36	1,394
1,661,349	Structured Asset Mortgage Investments Inc., 0.80%, 12/25/35	1,200
1,189,408	Structured Asset Mortgage Investments Inc., 1.18%, 1/19/34	1,152
386,436	Structured Asset Mortgage Investments Inc., 2.74%, 5/25/36	216
31,055	Structured Asset Mortgage Investments Inc., 3.88%, 7/25/32	32
1,530,880	Vendee Mortgage Trust IO, 3.75%, 12/15/33	61
197,719	WaMu Mortgage Pass Through Certificates, 1.38%, 5/25/46	181
457,211	WaMu Mortgage Pass Through Certificates, 2.02%, 10/25/36	393

Principal or Shares	Security Description	Value (000)

1,675,685	WaMu Mortgage Pass Through Certificates, 2.48%, 9/25/36	$1,524
813,591	WaMu Mortgage Pass Through Certificates, 2.50%, 10/25/36	713
1,186,995	WaMu Mortgage Pass Through Certificates, 2.54%, 7/25/37	969
836,722	WaMu Mortgage Pass Through Certificates, 2.64%, 9/25/36	733
636,489	WaMu Mortgage Pass Through Certificates, 4.18%, 2/25/37	578
2,899,708	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.66%, 2/25/37	2,636
453,820	Wells Fargo Mortgage Backed Securities Trust, 2.90%, 6/25/35	432
495,697	Wells Fargo Mortgage Backed Securities Trust, 2.96%, 9/25/34	456

Total Mortgage Backed (Cost - $63,561)		63,781

Municipal (1%)
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	402
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	714

Total Municipal (Cost - $1,100)		1,116

U.S. Treasury (3%)
5,000,000	U.S. Treasury Bill, 0.24%, 10/20/16 (e)
	(Cost - $4,997)	4,997

Purchased Put Options (0%)
532	iShares 20+ Year Treasury Bond ETF, 129, 8/12/16	1
720	iShares 20+ Year Treasury Bond ETF, 131, 9/02/16	9
81	S & P 500 Index, 1750, 8/19/16	1
570	S & P 500 Index, 1800, 8/12/16	6
556	S & P 500 Index, 1825, 8/31/16	42

Total Purchased Put Options (Cost - $119)		59

Investment Company (3%)
5,805,056	Payden Cash Reserves Money Market Fund *
	(Cost - $5,805)	5,805

Total (Cost - $196,284) (101%)		198,198
Liabilities in excess of Other Assets (-1%)		(1,210)

Net Assets (100%)		$196,988

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at July 31, 2016. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At July 31, 2016, the total market value of the Fund’s securities on loan is $2,170 and the total market value of the collateral held by the Fund is $2,258. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Yield to maturity at time of purchase.

71 Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/22/2016	Australian Dollar (Buy 3,994)	HSBC Bank USA, N.A.	$131
10/28/2016	Brazilian Real (Buy 1,921)	HSBC Bank USA, N.A.	6
10/28/2016	Colombian Peso (Sell 1,799,000)	State Street Bank & Trust Co.	—
8/18/2016	South Korean Won (Buy 1,061,000)	Barclays Bank PLC	20
8/25/2016	Swedish Krona (Buy 16,798)	HSBC Bank USA, N.A.	11

			$168

Liabilities:
10/13/2016	British Pound (Sell 2,228)	State Street Bank & Trust Co.	$(46)
8/23/2016	Chinese Yuan (Sell 14,929)	Barclays Bank PLC	(14)
8/25/2016	Euro (Sell 1,771)	HSBC Bank USA, N.A.	(28)
8/25/2016	New Taiwan Dollar (Sell 31,940)	HSBC Bank USA, N.A.	(28)
8/22/2016	New Zealand Dollar (Sell 4,289)	HSBC Bank USA, N.A.	(196)
8/18/2016	Philippine Peso (Buy 90,910)	HSBC Bank USA, N.A.	(10)
8/18/2016	South Korean Won (Sell 3,260,000)	BNP PARIBAS	(33)

			$(355)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
26	E-MINI NASDAQ 100 Index Future	Sep-16	$2,600	$115
19	S&P 500 E-Mini Future	Sep-16	(2,060)	(64)
29	U.S. Long Bond Future	Sep-16	(5,059)	(304)
79	U.S. Treasury 10 Year Note Future	Sep-16	10,511	65
47	U.S. Treasury 5 Year Note Future	Sep-16	4,700	30
20	U.S. Ultra Bond Future	Sep-16	2,000	9

				$(149)

Open Centrally Cleared Credit Default Swaps Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)		Value (000s)
Markit CDX, North America Investment Grade Series 26 Index	5.00%	Chicago Mercantile	Jun-21	USD	17,140	$(39)

72

July 31, 2016

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

73    Payden Mutual Funds

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance

75    Payden Mutual Funds

potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

There was no written option activity for the Funds during the period ended July 31, 2016.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2016 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	8%	1%	0%	0%
Low Duration	5%	2%	4%	0%
U.S. Government	0%	0%	12%	0%
GNMA	0%	0%	13%	0%
Core Bond	10%	0%	11%	0%
Corporate Bond	5%	0%	29%	0%
Strategic Income	10%	0%	8%	0%
Absolute Return Bond	9%	2%	18%	0%
High Income	6%	2%	3%	0%
Global Low Duration	10%	2%	25%	0%
Global Fixed Income.	75%	0%	44%	0%
Emerging Markets Bond	5%	0%	0%	0%
Emerging Markets Local Bond	12%	0%	0%	0%
Emerging Markets Corporate Bond	3%	0%	0%	0%
Equity Income	0%	0%	0%	2%
PK Cash Balance Plan	10%	2%	21%	2%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2015	Purchases	Sales	Dividends	Value July 31, 2016

Investments in Cash Reserves Money Market Fund
Limited Maturity	$6,386,564	$938,382,241	$939,525,572	$2,492	$5,243,233
Low Duration	8,216,035	1,002,965,292	1,009,462,869	2,325	1,718,458
U.S. Government	13,048,513	2,029,054,152	2,036,425,957	6,676	5,676,708
GNMA	6,822,106	1,049,124,898	1,051,634,369	3,092	4,312,635
Core Bond	21,564,940	1,759,145,258	1,771,218,833	5,375	9,491,365
Corporate Bond	1,012,944	702,698,995	702,335,431	2,438	1,376,508
Strategic Income	5,912,079	893,461,615	890,261,724	3,268	9,111,970
Absolute Return	2,786,618	240,869,693	241,559,981	693	2,096,330
Floating Rate	9,508,911	2,448,861,854	2,440,043,378	7,919	18,327,387
High Income	39,270,540	3,840,115,105	3,873,732,892	10,473	5,652,753
Global Low Duration	1,958,844	193,854,056	195,274,407	508	538,493
Global Fixed Income	2,815,027	313,894,409	315,919,190	972	790,246
Emerging Markets Bond	29,165,065	2,412,205,290	2,421,415,278	7,508	19,955,077
Emerging Markets Local Bond	2,300,967	321,304,612	321,023,040	1,070	2,582,539
Emerging Markets Corporate Bond	794,527	177,925,188	178,444,981	489	274,734
Equity Income	4,211,442	2,693,844,183	2,632,050,276	11,387	66,005,349
PK Cash Balance Plan Fund	9,112,779	619,128,654	624,694,660	1,848	3,546,773

77    Payden Mutual Funds

Fund	Value October 31, 2015	Purchases	Sales	Dividends	Value July 31, 2016

Investments in High Income Fund — Investor Class
Global Fixed Income	$4,170,698	—	$470,664	$145,782	$ 3,773,392
Investments in Floating Rate Fund — Investor Class
Global Fixed Income	—	$1,520,000	—	—	$ 1,520,000
Investments in Floating Rate Fund — SI Class
Core Bond	$15,069,499	—	—	$393,481	$15,160,829
High Income	8,920,536	—	$8,970,238	158,047	—
Global Fixed Income	985,055	—	—	25,721	991,025
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$4,142,092	—	$3,141,597	$145,529	$ 1,478,073
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$15,951,703	$1,500,000	—	$562,006	$18,249,065
High Income	8,667,000	—	—	281,340	9,054,000
Emerging Markets Local Bond	4,609,969	—	—	149,644	4,815,814
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$4,302,987	—	—	$172,055	$ 4,490,355
Investments in Absolute Return Bond Fund — SI Class
Core Bond	$4,965,000	—	—	$99,200	$ 5,005,000

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%	0.65%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%

	Adviser Fees				Investor Class		SI Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit

Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class

PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 29, 2016 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

79    Payden Mutual Funds

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$174,000	—	—	—	$174,000
U.S. Government	—	—	255,951	—	—	—	255,951
U.S. Treasury	—	—	69,931	—	—	—	69,931
Investment Company	$ 4,782	—	—	—	—	—	4,782

Limited Maturity
Asset Backed	—	—	60,170	—	—	—	60,170
Bank Loans	—	—	808	—	—	—	808
Commercial Paper	—	—	43,776	—	—	—	43,776
Corporate Bond	—	—	192,367	—	—	—	192,367
Foreign Government	—	—	9,934	—	—	—	9,934
Mortgage Backed	—	—	35,187	—	—	—	35,187
U.S. Government	—	—	123,726	—	—	—	123,726
Investment Company	10,860	—	—	—	—	—	10,860

Low Duration
Asset Backed	—	—	101,960	—	—	—	101,960
Bank Loans	—	—	11,574	—	—	—	11,574
Corporate Bond	—	—	386,809	—	—	—	386,809
Foreign Government	—	—	26,085	—	—	—	26,085
Mortgage Backed	—	—	62,053	—	—	—	62,053
Municipal	—	—	1,431	—	—	—	1,431
U.S. Government	—	—	192,746	—	—	—	192,746
Options Purchased	37	—	—	—	—	—	37
Investment Company	4,778	—	—	—	—	—	4,778

U.S. Government
Asset Backed	—	—	2,051	—	—	—	2,051
Mortgage Backed	—	—	108,260	—	—	—	108,260
U.S. Government	—	—	49,994	—	—	—	49,994
Investment Company	5,677	—	—	—	—	—	5,677

GNMA
Mortgage Backed	—	—	406,272	—	—	—	406,272
U.S. Government	—	—	28,311	—	—	—	28,311
Investment Company	4,313	—	—	—	—	—	4,313

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Asset Backed	—	—	$ 50,757	—	—	—	$ 50,757
Corporate Bond	—	—	353,307	—	—	—	353,307
Foreign Government	—	—	36,415	—	—	—	36,415
Mortgage Backed	—	—	243,062	—	—	—	243,062
Municipal	—	—	11,379	—	—	—	11,379
U.S. Government	—	—	110,894	—	—	—	110,894
Investment Company	$67,156	—	—	—	—	—	67,156

Corporate Bond
Bank Loans	—	—	702	—	—	—	702
Corporate Bond	—	—	126,184	—	—	—	126,184
Foreign Government	—	—	1,181	—	—	—	1,181
Mortgage Backed	—	—	503	—	—	—	503
Investment Company	3,822	—	—	—	—	—	3,822

Strategic Income
Asset Backed	—	—	14,727	—	—	—	14,727
Bank Loans	—	—	11,853	—	—	—	11,853
Corporate Bond	—	—	74,205	—	—	—	74,205
Foreign Government	—	—	11,411	—	—	—	11,411
Mortgage Backed	—	—	38,596	—	—	—	38,596
Municipal	—	—	4,989	—	—	—	4,989
U.S. Government	—	—	40,200	—	—	—	40,200
Master Limited Partnership	1,086	—	—	—	—	—	1,086
Preferred Stock	1,568	—	—	—	—	—	1,568
Real Estate Investment Trust	1,832	—	—	—	—	—	1,832
Investment Company	10,354	—	—	—	—	—	10,354

Absolute Return Bond
Asset Backed	—	—	12,445	—	—	—	12,445
Bank Loans	—	—	4,150	—	—	—	4,150
Corporate Bond	—	—	22,764	—	—	—	22,764
Foreign Government Bond	—	—	2,530	—	—	—	2,530
Mortgage Backed	—	—	23,537	—	—	—	23,537
U.S. Government	—	—	2,000	—	—	—	2,000
Options Purchased	21	—	—	—	—	—	21
Investment Company	2,505	—	—	—	—	—	2,505

81    Payden Mutual Funds

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$ 10,048	—	—	—	$ 10,048
Bank Loans	—	—	145,489	—	—	—	145,489
Corporate Bond	—	—	11,076	—	—	—	11,076
Mortgage Backed	—	—	3,620	—	—	—	3,620
Investment Company	$18,327	—	—	—	—	—	18,327

High Income
Bank Loans	—	—	2,231	—	—	—	2,231
Corporate Bonds	—	—	568,295	—	—	—	568,295
Mortgage Backed	—	—	10,273	—	—	—	10,273
Preferred Stock	3,736	—	—	—	—	—	3,736
Real Estate Investment Trust	5,693	—		—	—	—	5,693
Investment Company	69,161	—	—	—	—	—	69,161

California Municipal Income
Municipal	—	—	54,510	—	—	—	54,510

Global Low Duration
Asset Backed	—	—	18,332	—	—	—	18,332
Bank Loans	—	—	1,488	—	—	—	1,488
Corporate Bond	—	—	70,577	—	—	—	70,577
Foreign Government	—	—	10,080	—	—	—	10,080
Mortgage Backed	—	—	6,289	—	—	—	6,289
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	26,660	—	—	—	26,660
Options Purchased	6	—	—	—	—	—	6
Investment Company	820	—	—	—	—	—	820

Global Fixed Income
Asset Backed	—	—	350	—	—	—	350
Corporate Bond	—	—	36,841	—	—	—	36,841
Foreign Government	—	—	46,504	—	—	—	46,504
Mortgage Backed	—	—	2,193	—	—	—	2,193
U.S. Government	—	—	7,101	—	—	—	7,101
Investment Company	9,579	—	—	—	—	—	9,579

Emerging Markets Bond
Corporate Bond	—	—	275,801	—	—	—	275,801
Foreign Government	—	—	818,238	—	—	—	818,238
Investment Company	67,074	—	—	—	—	—	67,074

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Corporate Bond	—	—	$ 16,938	—	—	—	$16,938
Foreign Government	—	—	125,075	—	—	—	125,075
Municipal	—	—	565	—	—	—	565
U.S. Treasury	—	—	771	—	—	—	771
Investment Company	$ 7,398	—	—	—	—	—	7,398

Emerging Markets Corporate Bond
Corporate Bond	—	—	36,060	—	—	—	36,060
Foreign Government	—	—	5,064	—	—	—	5,064
Investment Company	1,207	—	—	—	—	—	1,207

Equity Income
Common Stock	605,577	—	—	—	—	—	605,577
Master Limited Partnership	43,228	—	—	—	—	—	43,228
Preferred Stock	33,112	—	—	—	—	—	33,112
Real Estate Investment Trust	55,815	—	—	—	—	—	55,815
Exchange Traded Fund	7,808	—	—	—	—	—	7,808
Investment Company	80,896	—	—	—	—	—	80,896

PK Cash Balance Plan
Asset Backed	—	—	40,213	—	—	—	40,213
Bank Loans	—	—	11,507	—	—	—	11,507
Corporate Bond	—	—	64,299	—	—	—	64,299
Foreign Government	—	—	6,421	—	—	—	6,421
Mortgage Backed	—	—	63,781	—	—	—	63,781
Municipal	—	—	1,116	—	—	—	1,116
U.S. Government	—	—	4,997	—	—	—	4,997
Options Purchased	59	—	—	—	—	—	59
Investment Company	5,805	—	—	—	—	—	5,805

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$12	$(360)	—	—	$(348)
Swaps	—	—	5	(44)	—	—	(39)

83    Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Low Duration
Forward currency contracts	—	—	$120	$ (231)	—	—	$(111)
Futures	$140	—	—	—	—	—	140
Swaps	—	—	8	(79)	—	—	(71)

U.S Government
Futures	14	—	—	—	—	—	14

GNMA
Futures	—	$ (66)	—	—	—	—	(66)

Core Bond
Forward currency contracts	—	—	492	(1,236)	—	—	(744)
Futures	845	(2,262)	—	—	—	—	(1,417)

Corporate Bond
Forward currency contracts	—	—	102	(195)	—	—	(93)
Futures	57	(44)	—	—	—	—	13

Strategic Income
Forward currency contracts	—	—	135	(319)	—	—	(184)
Futures	210	(611)	—	—	—	—	(401)

Absolute Return
Forward currency contracts	—	—	58	(123)	—	—	(65)
Futures	39	(107)	—	—	—	—	(68)
Swaps	—	—	—	(14)	—	—	(14)

High Income
Forward currency contracts	—	—	278	(642)	—	—	(364)

Global Low Duration
Forward currency contracts	—	—	87	(199)	—	—	(112)
Futures	57	(11)	—	—	—	—	46
Swaps	—	—	1	(13)	—	—	(12)

Global Fixed Income
Forward currency contracts	—	—	437	(647)	—	—	(210)
Futures	296	(216)	—	—	—	—	80

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Bond
Forward currency contracts	—	—	$ 17	$(600)	—	—	$(583)

Emerging Markets Local Bond
Forward currency contracts	—	—	97	(187)	—	—	(90)

Emerging Markets Corporate Bond
Forward currency contracts	—	—	—	(11)	—	—	(11)

PK Cash Balance Plan
Forward currency contracts	—	—	168	(355)	—	—	(187)
Futures	$219	$(368)	—	—	—	—	(149)
Swaps	—	—	—	(39)	—	—	(39)

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaps are valued at market value.

5. Federal Income Taxes (amounts in (000s)

At July 31, 2016 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Cash Reserves Money Market	$504,664	—	—	—
Limited Maturity	478,397	$1,418	$(2,987)	$(1,569)
Low Duration	785,512	5,770	(3,809)	1,961
U.S. Government	165,101	1,108	(227)	881
GNMA	426,246	13,244	(594)	12,650
Core Bond	852,046	23,823	(2,899)	20,924
Corporate Bond	127,001	5,542	(151)	5,391
Strategic Income	207,501	3,922	(602)	3,320
Absolute Return	69,168	1,069	(285)	784
Floating Rate	188,295	1,160	(895)	265
High Income	642,823	21,394	(4,828)	16,566
California Municipal Income	52,167	2,380	(37)	2,343
Global Low Duration	134,598	902	(996)	(94)
Global Fixed Income	97,600	6,017	(1,049)	4,968
Emerging Markets Bond	1,129,003	54,828	(22,718)	32,110
Emerging Markets Local Bond	162,483	4,067	(15,803)	(11,736)
Emerging Markets Corporate Bond	41,197	1,800	(667)	1,133
Equity Income	730,463	100,899	(4,926)	95,973
PK Cash Balance Plan Fund	196,285	3,581	(1,668)	1,913

85    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	9/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	9/23/2016

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	9/23/2016

* Print the name and title of each signing officer under his or her signature.